March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Strategic Global Bond Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Australia(b) — 0.1%
Latitude Australia Credit Card Master Trust, Series 2025-1, Class A, (1-Month BBSW + 1.15%), 5.20%, 11/23/37(a)	AUD	500	$ 345,385
Metro Finance Trust, Series 2025-1, Class A, (1-Month BBSW + 1.17%), 5.12%, 10/15/31		356	245,966
Panorama Auto Trust, Series 25-1, Class A, (1-Month BBSW + 0.97%), 4.92%, 03/15/33(a)		360	248,241
RESIMAC Premier, Series 2025-1, Class A, (1-Month BBSW + 1.10%), 5.05%, 09/12/56(a)		364	251,497
			1,091,089
Bermuda — 0.4%
Symphony CLO Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 4.98%, 01/05/38(b)(c)	USD	3,050	3,051,087
Cayman Islands(c) — 2.7%
Anchorage Capital CLO Ltd., Series 2016-8A, Class A1R3, (3-mo. CME Term SOFR + 1.29%), 4.96%, 10/27/38(b)		950	950,130
Apidos CLO LIII, Series 2025-53A, Class A1, (3-mo. CME Term SOFR + 1.32%), 4.99%, 07/20/38(b)		2,000	2,001,415
Barings CLO Ltd., Series 2020-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 4.93%, 01/15/38(b)		1,515	1,514,243
Carlyle U.S. CLO Ltd., Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.37%, 10/25/37(b)		2,500	2,504,078
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.42%, 07/22/38(b)		1,000	1,000,205
Diameter Capital CLO Ltd., Series 2021-2A, Class A2R, (3-mo. CME Term SOFR + 1.80%), 5.47%, 10/15/37(b)		500	500,275
Dryden Senior Loan Fund(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.03%, 01/15/31		86	86,081
Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 4.88%, 07/18/30		27	27,631
Golub Capital Partners CLO Ltd., Series 2020-50A, Class BR2, (3-mo. CME Term SOFR + 1.50%), 5.17%, 04/20/35(b)		405	402,118
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47		65	53,860
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 4.90%, 04/15/31(b)		58	58,299
OHA Credit Funding Ltd.(b)
Series 2022-12RA, Class C, (3-mo. CME Term SOFR + 1.80%), 5.47%, 07/20/37		1,000	1,000,127
Series 2024-17RA, Class A1, (3-mo. CME Term SOFR + 1.14%), 4.81%, 04/20/39		500	498,946
Orion CLO Ltd., Series 2025-5A, Class D1, (3-mo. CME Term SOFR + 3.05%), 6.72%, 07/20/38(b)		500	496,537
Park Blue CLO Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.09%, 07/20/37(b)		2,000	2,001,165
Post CLO VI Ltd.(b)
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.09%, 01/20/38		2,000	2,001,371
Series 2024-2A, Class D1, (3-mo. CME Term SOFR + 3.20%), 6.87%, 01/20/38		1,000	993,519
Rad CLO Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/15/37(b)		1,130	1,130,565
Security		Par (000)	Value
Cayman Islands (continued)
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3- mo. CME Term SOFR + 1.45%), 5.12%, 10/20/30(b)	USD	— (d)	$ 50
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.06%, 10/20/37(b)		1,000	1,000,669
Sixth Street CLO XII Ltd., Series 2018-12A, Class BR2, (3-mo. CME Term SOFR + 1.60%), 5.27%, 01/17/39(b)		325	325,276
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 4.89%, 04/16/31(b)		78	77,591
Trimaran Cavu Ltd.(b)
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.02%), 4.67%, 10/25/34		1,375	1,372,141
Series 2021-2A, Class B1R, (3-mo. CME Term SOFR + 1.40%), 5.05%, 10/25/34		740	738,026
Trinitas CLO XII Ltd., Series 2020-12A, Class A1R2, (3-mo. CME Term SOFR + 1.05%), 4.72%, 04/25/33(b)		1,250	1,249,735
Warwick Capital CLO Ltd.(b)
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.07%, 07/20/37		1,000	1,000,866
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.43%), 5.10%, 07/20/38		1,000	1,000,584
			23,985,503
France(a)(b) — 0.0%
FCT Noria, Series 2025-1, Class B, (1-mo. EURIBOR + 0.90%), 2.84%, 07/25/43	EUR	100	115,225
Noria DE
Series 2024-DE1, Class B, (1-mo. EURIBOR + 0.95%), 2.89%, 02/25/43		72	84,022
Series 2024-DE1, Class C, (1-mo. EURIBOR + 1.25%), 3.19%, 02/25/43		73	83,654
			282,901
Germany(a)(b) — 0.0%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 3.09%, 01/26/43		31	35,825
Red & Black Auto Germany UG, Series 10, Class B, (1-mo. EURIBOR + 1.20%), 3.14%, 09/15/32		55	64,047
			99,872
Ireland(a)(b) — 0.1%
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.32%, 04/15/35		100	114,627
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.22%, 07/15/32		100	115,535
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.32%, 02/22/34		100	115,644
Fortuna Consumer Loan Abs 2026-1 DAC, Series 2026-1, Class E, 10/18/37(e)		100	115,126
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 5.21%, 05/20/34		100	114,684
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.28%, 10/20/38		100	115,007
			690,623
Italy(a)(b) — 0.2%
Asset-Backed European Securitisation Transaction Twenty-Four SRL, Series 2024-R, Class B, (1-mo. EURIBOR + 1.15%), 3.09%, 08/16/40		289	335,739

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Italy (continued)
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class B, (1-mo. EURIBOR + 1.20%), 3.11%, 12/29/36	EUR	81	$ 93,570
Series 2025-1, Class B, (1-mo. EURIBOR + 1.00%), 2.91%, 12/28/40		156	180,971
Fulvia SPV SRL, Series 2025-1, Class B, (3-mo. EURIBOR + 0.90%), 3.01%, 12/23/41		91	105,252
Golden Bar Securitisation SRL
Series 2025-2, Class A1, (3-mo. EURIBOR + 0.67%), 2.79%, 12/20/44		415	478,860
Series 2025-2, Class B, (3-mo. EURIBOR + 0.90%), 3.02%, 12/22/44		98	112,174
Quarzo SRL, Series 2024-1, Class B, (3-mo. EURIBOR + 1.60%), 3.75%, 06/15/41		64	74,662
Sunrise Spv 98 Srl
Series 2026-1, Class C, (1-mo. EURIBOR + 1.25%), 3.27%, 04/27/51		100	115,591
Series 2026-1, Class D, (1-mo. EURIBOR + 1.50%), 3.52%, 04/27/51		100	115,590
			1,612,409
Jersey — 0.6%
AGL CLO Ltd., Series 2023-24A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 5.38%, 03/31/38(b)(c)	USD	2,000	1,994,304
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.01%, 10/20/37(b)(c)		3,000	3,001,500
Vantage Data Centers Jersey Borrower SPV Ltd.(a)
Series 2024-1X, Class A2, 6.17%, 05/28/39	GBP	176	233,470
Series 2024-1X, Class B, 6.34%, 05/28/39		119	154,571
			5,383,845
Luxembourg(a)(b) — 0.2%
Asset-Backed European Securitisation Transaction Twenty-Three SARL, Series 2023, Class B, (1-mo. EURIBOR + 1.30%), 3.22%, 03/21/34	EUR	79	91,922
FACT SA/LU, Series 2024-1, Class B, (1-mo. EURIBOR + 1.05%), 2.99%, 09/22/31		100	115,956
First Mobility SARL - Compartment Swiss Lease, Series 2025-1, Class B, 2.84%, 10/14/32		100	115,122
Golden Ray SA - Compartment 1, Series 1, Class A2, (1-mo. EURIBOR + 0.80%), 2.75%, 12/27/57		248	286,017
Pony SA, Series 2024-1, Class B, (1-mo. EURIBOR + 0.85%), 2.79%, 01/14/33		82	94,693
SC Austria SARL
Series 2025-1, Class C, (3-mo. EURIBOR + 1.45%), 3.48%, 07/25/41		100	116,333
Series 2025-1, Class D, (3-mo. EURIBOR + 1.80%), 3.83%, 07/25/41		100	115,958
SC Germany SA Compartment Consumer
Series 2024-2, Class B, (1-mo. EURIBOR + 1.10%), 3.04%, 05/14/38		100	116,274
Series 2025-1, Class B, (1-mo. EURIBOR + 0.95%), 2.89%, 12/14/38		100	115,077
Series 2025-2, Class B, (1-mo. EURIBOR + 0.95%), 2.89%, 12/15/38		300	347,561
Series 2025-2, Class D, (1-mo. EURIBOR + 1.50%), 3.44%, 12/15/38		100	115,180
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, (1-mo. EURIBOR + 0.90%), 2.84%, 01/20/35		27	31,158
			1,661,251
Security		Par (000)	Value
Netherlands(a)(b) — 0.1%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 3.10%, 02/15/55	EUR	106	$ 123,898
Hill FL BV, Series 2025-1FL, Class B, (1-mo. EURIBOR + 0.95%), 2.91%, 10/18/32		306	352,984
Mila BV, Series 2025-1, Class B, (1-mo. EURIBOR + 0.85%), 2.84%, 10/12/42		100	115,499
			592,381
Portugal(a)(b) — 0.1%
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 3
Series 3, Class A, (3-mo. EURIBOR + 0.75%), 2.78%, 10/25/35		183	211,840
Series 3, Class B, (3-mo. EURIBOR + 1.20%), 3.23%, 10/25/35		92	106,180
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 3, Class A, (1-mo. EURIBOR + 0.93%), 2.86%, 10/27/43		800	926,361
			1,244,381
Spain(a)(b) — 0.1%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 2.74%, 01/31/39		33	37,587
Bbva Consumer 2026-1 Fondo de Titulizacion
Series 2026-1, Class B, (3-mo. EURIBOR + 0.95%), 2.96%, 05/20/39		200	230,226
Series 2026-1, Class D, (3-mo. EURIBOR + 2.50%), 4.51%, 05/20/39		100	114,272
Series 2026-1, Class E, (3-mo. EURIBOR + 3.50%), 5.51%, 05/20/39		100	115,324
Series 2026-1, Class F, (3-mo. EURIBOR + 5.10%), 7.11%, 05/20/39		100	114,519
Santander Consumo 10 FT
Series 10, Class C, (3-mo. EURIBOR + 1.50%), 3.74%, 05/22/41		100	115,589
Series 10, Class D, (3-mo. EURIBOR + 1.90%), 4.14%, 05/22/41		100	115,589
Santander Consumo Fondo de Titulizacion, Series 8, Class B, (3-mo. EURIBOR + 1.20%), 3.23%, 01/21/40		100	116,196
			959,302
United Kingdom(a) — 0.7%
Asimi Funding PLC(b)
Series 2025-1, Class A, (1-day SONIA GBP 0.95%), 4.68%, 05/16/32	GBP	87	114,994
Series 2025-2, Class A, (1-day SONIA GBP 0.82%), 4.55%, 12/16/32		260	344,584
Series 2025-2, Class B, (1-day SONIA GBP 1.20%), 4.93%, 12/16/32		152	202,174
Series 2025-2, Class E, (1-day SONIA GBP 2.80%), 6.53%, 12/16/32		86	114,539
Series 2025-2, Class F, (1-day SONIA GBP 4.80%), 8.53%, 12/16/32		87	114,234
Atlas Funding PLC, Series 2023-1, Class B, (1-day SONIA GBP 1.90%), 5.63%, 01/20/61(b)		100	133,047
Dowson PLC(b)
Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 4.98%, 08/20/31		149	197,426
Series 2025-1, Class D, (1-day SONIA GBP 1.90%), 5.63%, 12/20/32		91	120,700
Edenbrook Mortgage Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.87%), 4.62%, 03/22/57(b)		206	272,887
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Elstree Funding No. 5 PLC, Series 2005, Class A, (1-day SONIA GBP 0.85%), 4.58%, 08/21/61(b)	GBP	216	$ 285,878
Hermitage PLC(b)
Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 4.63%, 04/21/33		125	165,592
Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 4.98%, 04/21/33		42	55,232
Hops Hill PLC, Series 5, Class B, (1-day SONIA GBP 1.00%), 4.73%, 06/21/56(b)		100	131,839
London Cards No. 3 PLC(b)
Series 3X, Class A, (1-day SONIA GBP 0.90%), 4.63%, 12/15/35		628	832,300
Series 3X, Class B, (1-day SONIA GBP 1.50%), 5.23%, 12/15/35		439	581,240
Morglas ABS PLC, Series 2025-1, Class A, (1-day SONIA GBP 0.80%), 4.53%, 09/15/40(b)		648	857,271
Mortimer Mix PLC, Series 2024-MIX, Class B, (1-day SONIA GBP 1.15%), 4.88%, 09/22/67(b)		100	132,360
Newday Funding Master Issuer PLC(b)
Series 2024-2X, Class A, (1-day SONIA GBP 0.90%), 4.63%, 07/15/32		275	364,135
Series 2024-3X, Class B, (1-day SONIA GBP 1.30%), 5.03%, 11/15/32		100	132,830
Series 2025-2X, Class B, (1-day SONIA GBP 1.05%), 4.78%, 07/15/33		134	176,991
Pavillion Consumer PLC, Series 2025-1X, Class C, (1- day SONIA GBP 1.60%), 5.33%, 01/25/36(b)		100	132,100
PCL Funding IX PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 4.63%, 07/16/29(b)		318	421,491
Polaris PLC, Series 2023-1, Class B, (1-day SONIA GBP 2.75%), 6.48%, 02/23/61(b)		160	213,349
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32		56	75,638
Winchester PLC, Series 2001, Class B, (1-day SONIA GBP 1.20%), 4.94%, 10/21/56(b)		100	132,386
			6,305,217
United States — 4.5%
Affirm Asset Securitization Trust(c)
Series 2025-X1, Class C, 5.34%, 04/15/30	USD	100	100,131
Series 2025-X2, Class A, 4.45%, 10/15/30		301	301,507
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 02/15/33(c)		225	226,363
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(c)		19	17,177
BHG Securitization Trust(c)
Series 2021-A, Class A, 1.42%, 11/17/33		7	7,037
Series 2021-A, Class B, 2.79%, 11/17/33		100	98,073
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(c)		253	262,873
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 5.41%, 06/25/54(b)(c)		284	288,070
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21, 4.90%, 02/25/56(c)		575	570,219
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(c)		895	898,469
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class B, 5.77%, 12/20/55(c)		758	760,908
Domain Greenbough Partner 2, 14.57%, 01/23/32(f)		319	318,828
Security		Par (000)	Value
United States (continued)
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48(c)	USD	482	$ 496,843
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31(c)		65	65,558
FIGRE Trust(b)(c)
Series 2025-HE3, Class A, 5.56%, 05/25/55		1,649	1,654,897
Series 2026-HE2, Class A, 5.05%, 01/25/56		315	312,403
Flatiron CLO LLC, Series 2023-1A, Class DR, (3-mo. CME Term SOFR + 2.70%), 6.37%, 04/17/36(b)(c)		700	698,121
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(b)(c)		211	210,287
Foundation Finance Trust(c)
Series 2021-2A, Class A, 2.19%, 01/15/42		73	69,254
Series 2023-2A, Class A, 6.53%, 06/15/49		185	191,726
Series 2024-2A, Class B, 4.93%, 03/15/50		79	79,109
Series 2025-3A, Class A, 4.56%, 08/15/52		339	336,120
Series 2025-3A, Class B, 4.87%, 08/15/52		270	267,567
Goldman Home Improvement Trust Issuer Trust(c)
Series 2022-GRN1, Class A, 4.50%, 06/25/52		241	240,809
Series 2022-GRN2, Class A, 6.80%, 10/25/52		35	35,460
GoodLeap Home Improvement Solutions Trust(c)
Series 2024-1A, Class A, 5.35%, 10/20/46		481	484,813
Series 2025-1A, Class A, 5.38%, 02/20/49		408	408,923
Series 2025-1A, Class B, 6.27%, 02/20/49		18	18,784
Series 2025-2A, Class A, 5.32%, 06/20/49		745	749,506
Series 2025-2A, Class B, 5.98%, 06/20/49		248	250,196
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(c)		194	150,366
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(c)		210	213,459
Huntington Bank Auto Credit-Linked Notes(b)(c)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.07%, 05/20/32		114	113,916
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.02%, 10/20/32		210	210,365
Lendmark Funding Trust(c)
Series 2021-2A, Class B, 2.37%, 04/20/32		178	167,394
Series 2024-1A, Class B, 5.88%, 06/21/32		100	100,909
Series 2024-2A, Class B, 4.86%, 02/21/34		100	99,952
Series 2025-1A, Class A, 4.94%, 09/20/34		316	317,088
Lyra Music Assets Delaware LP(c)
Series 2024-2A, Class A2, 5.76%, 12/22/64		388	390,537
Series 2025-1A, Class A2, 5.60%, 09/20/65		262	263,680
M&T Bank RV Trust, Series 2026-1A, Class A, 4.35%, 01/15/46(c)		513	507,200
Mariner Finance Issuance Trust(c)
Series 2024-AA, Class A, 5.13%, 09/22/36		241	242,942
Series 2024-BA, Class D, 6.36%, 11/20/38		100	101,824
Series 2025-AA, Class A, 4.98%, 05/20/38		469	472,490
Series 2025-AA, Class B, 5.33%, 05/20/38		172	173,356
Mosaic Solar Loan Trust, Series 2023-4, Class A, 6.40%, 05/20/53(c)		176	174,986
Navient Private Education Refi Loan Trust(c)
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 5.39%, 11/15/68(b)		292	294,543
Series 2021-DA, Class A, (Prime -1.99%), 4.76%, 04/15/60(b)		123	119,483
Series 2024-A, Class A, 5.66%, 10/15/72		448	454,491
Navient Student Loan Trust(c)
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 5.37%, 03/15/72(b)		110	110,095
Series 2023-BA, Class A1A, 6.48%, 03/15/72		76	78,023

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Nelnet Student Loan Trust(c)
Series 2021-A, Class B1, 2.85%, 04/20/62	USD	136	$ 123,058
Series 2021-DA, Class B, 2.90%, 04/20/62		700	631,280
Series 2021-DA, Class C, 3.50%, 04/20/62		100	87,615
Series 2023-PL1A, Class A1A, (30-day Avg SOFR + 2.25%), 5.91%, 11/25/53(b)		72	73,069
Series 2025-AA, Class A1A, 5.07%, 03/15/57		1,096	1,102,955
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 4.77%, 03/15/57(b)		511	509,742
Series 2025-BA, Class A1B, (30-day Avg SOFR + 1.35%), 5.02%, 05/17/55(b)		921	925,317
Series 2025-BA, Class D, 6.04%, 05/17/55		345	339,359
Series 2025-CA, Class A1B, (30-day Avg SOFR + 1.35%), 5.02%, 06/22/65(b)		1,436	1,445,833
OHS Issuer LLC, Series 2026-1, Class A2, 5.98%, 02/25/61(c)		429	420,251
OneMain Financial Issuance Trust(c)
Series 2022-2A, Class B, 5.24%, 10/14/34		189	189,221
Series 2023-2A, Class D, 7.52%, 09/15/36		552	569,285
Series 2024-1A, Class A, 5.79%, 05/14/41		764	799,757
Point Broadband Funding LLC, Series 2025-1A, Class A2, 5.34%, 07/20/55(c)		271	271,199
QTS Issuer ABS II LLC(c)
Series 2025-1A, Class A2, 5.04%, 10/05/55		998	977,559
Series 2026-1A, Class A2, 5.36%, 01/05/56		809	790,645
Series 2026-4A, Class A2, 5.70%, 03/05/56		829	822,750
Regional Management Issuance Trust(c)
Series 2021-2, Class B, 2.35%, 08/15/33		990	930,693
Series 2024-2, Class A, 5.11%, 12/15/33		100	100,384
Republic Finance Issuance Trust(c)
Series 2024-B, Class A, 5.42%, 11/20/37		424	429,358
Series 2024-B, Class B, 5.86%, 11/20/37		152	154,374
Service Experts Issuer LLC(c)
Series 2021-1A, Class A, 2.67%, 02/02/32		67	65,926
Series 2024-1A, Class A, 6.39%, 11/20/35		116	118,267
Sesac Finance LLC(c)
Series 2024-1, Class A2, 6.42%, 01/25/54		50	50,059
Series 2025-1, Class A2, 5.50%, 07/25/55		364	356,821
SMB Private Education Loan Trust(c)
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.12%, 03/15/56(b)		620	625,475
Series 2024-A, Class B, 5.88%, 03/15/56		408	414,215
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 4.77%, 06/17/52(b)		127	127,128
Sofi Consumer Loan Program Trust(c)
Series 2026-B, Class A, 4.40%, 02/25/36		433	432,962
Series 2026-B, Class B, 4.90%, 02/25/36		455	454,506
Series 2026-B, Class C, 5.20%, 02/25/36		413	412,446
Series 2026-B, Class D, 5.56%, 02/25/36		405	404,525
SoFi Consumer Loan Program Trust(c)
Series 2025-1, Class A, 4.80%, 02/27/34		350	350,631
Series 2025-1, Class B, 5.12%, 02/27/34		100	100,888
SoFi Personal Loan Trust(c)
Series 2024-1, Class R1, 0.00%, 02/12/31		10	192,364
Series 2024-1A, Class A, 6.06%, 02/12/31		79	78,819
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(c)		230	232,086
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(c)		624	622,433
Towd Point Mortgage Trust(b)(c)
Series 2023-CES1, Class A2, 7.25%, 07/25/63		963	964,358
Series 2024-CES1, Class A1A, 5.85%, 01/25/64		908	909,892
Security		Par (000)	Value
United States (continued)
Towd Point Mortgage Trust(b)(c) (continued)
Series 2024-CES2, Class A1A, 6.13%, 02/25/64	USD	965	$ 968,577
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47(c)		210	208,322
Upgrade Master Pass-Thru Trust(c)
Series 2025-ST4, Class A, 5.50%, 08/16/32		144	144,478
Series 2025-ST6, Class A, 4.61%, 10/15/32		473	473,033
Series 2025-ST7, Class A, 4.55%, 11/15/32		363	363,251
Series 2025-ST7, Class B, 4.98%, 11/15/32		204	203,901
Series 2025-ST8, Class B, 5.07%, 12/15/33		890	888,241
Series 2026-ST1, Class A, 4.24%, 03/15/34		303	302,212
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(c)		358	356,627
US Bank NA, Series 2026-RVM1, Class B1, 4.96%, 12/25/46(c)		645	641,999
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/55(c)		388	382,113
VB-S1 Issuer LLC, Series 2026-1A, Class F, 6.84%, 03/15/56(c)		381	382,608
			39,099,997
Total Asset-Backed Securities — 9.8% (Cost: $85,979,382)			86,059,858

	Shares
Common Stocks
Brazil — 0.0%
Azul SA, ADR(f)(g)	9,871	162,872
Canada — 0.1%
Algoma Steel Group, Inc.	26,292	108,586
Methanex Corp.	4,841	288,233
		396,819
Chile — 0.0%
Wom New Holdco(f)(g)	1,029	23,667
China — 0.1%
Alibaba Group Holding Ltd., ADR	822	103,128
Alibaba Health Information Technology Ltd.(g)	18,000	10,854
Baidu, Inc., Class A(g)	1,050	14,677
BYD Co. Ltd., Class H	4,666	63,791
BYD Electronic International Co. Ltd.	3,000	10,791
Contemporary Amperex Technology Co. Ltd., Class H	1,618	128,968
Meitu, Inc.(c)	16,250	9,053
Minth Group Ltd.	2,500	10,444
Tencent Holdings Ltd.	1,024	64,586
Trip.com Group Ltd.	300	14,826
Xiaomi Corp., Class B(c)(g)	3,600	14,870
		445,988
France — 0.0%
Airbus SE	196	37,058
Altice France Lux 3(g)	517	8,605
		45,663
Hong Kong — 0.0%
ASMPT Ltd.	1,050	13,591
Italy — 0.0%
Intesa Sanpaolo SpA	10,630	64,289
UniCredit SpA	1,819	130,502
		194,791
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan — 0.0%
Doutor Nichires Holdings Co. Ltd.	400	$ 7,429
IDOM, Inc.	900	7,221
Keihan Holdings Co. Ltd.	400	8,174
Keisei Electric Railway Co. Ltd.	1,400	10,475
MonotaRO Co. Ltd.	700	7,588
Nagoya Railroad Co. Ltd.	600	6,555
Nishimatsuya Chain Co. Ltd.	800	10,636
Ohsho Food Service Corp.	400	7,843
Ryohin Keikaku Co. Ltd.	600	12,804
Saizeriya Co. Ltd.	300	12,149
		90,874
Luxembourg — 0.0%
New Kleo Holdco(f)(g)	8,085	12,149
Spain — 0.0%
CaixaBank SA	10,555	126,530
United Kingdom(g) — 0.0%
Fluidstack Ltd., Seres A(f)	3,757	278,364
Genius Sports Ltd.	16,197	71,753
		350,117
United States — 1.2%
Advanced Drainage Systems, Inc.	290	39,768
Alphabet, Inc., Class C	750	215,145
Amazon.com, Inc.(g)	746	155,369
AMC Networks, Inc., Class A(g)	12,756	86,613
Anduril Industries, Inc., Series G, Preference Shares(f)(g)	3,592	237,180
Anthropic PBC, Series G(f)(g)	818	211,974
APA Corp.	4,600	195,224
Apple, Inc.	354	89,842
Boeing Co.(g)	323	64,287
Boston Scientific Corp.(g)	882	55,345
Broadcom, Inc.	136	42,093
Builders FirstSource, Inc.(g)	414	34,085
Cadence Design Systems, Inc.(g)	401	111,426
Caesars Entertainment, Inc.(g)	3,619	95,650
Carrier Global Corp.	802	45,161
Century Communities, Inc.	2,891	165,886
Cirkul, Inc.(g)	3	—
Citigroup, Inc.	566	64,190
Coreweave, Inc., Class A(g)	2,711	210,021
D.R. Horton, Inc.	819	112,383
Delta Air Lines, Inc.	1,881	125,049
DF Residential III LP(f)(g)	480,173	528,190
EchoStar Corp., Class A(g)	4,929	577,038
Eli Lilly & Co.	51	46,908
Fifth Third Bancorp	3,609	167,674
Flagstar Bank NA	47,137	620,794
Freeport-McMoRan, Inc.	1,006	59,133
Freewire Equity(f)(g)	6	—
GE Vernova, Inc.	168	146,647
General Electric Co.	666	188,991
Goldman Sachs Group, Inc.	141	119,285
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000)(f)(g)(h)	538,000	322,800
Home Depot, Inc.	31	10,196
James Hardie Industries PLC(g)	2,073	39,263
KB Home	1,659	85,853
KLA Corp.	62	91,289
Lam Research Corp.	444	94,865
Lowe’s Cos., Inc.	43	10,160
Marathon Petroleum Corp.	707	172,635
Security	Shares	Value
United States (continued)
Meritage Homes Corp.	2,317	$ 143,283
Micron Technology, Inc.	538	181,758
NRG Energy, Inc.	529	77,308
OpenAI, Series C(f)(g)	336	231,063
Palladyne AI Corp.(g)	305	1,851
PBF Energy, Inc., Class A	3,687	175,575
QXO, Inc.(g)	3,691	71,679
Six Flags Entertainment Corp.(g)	5,335	94,696
SM Energy Co.	8,977	279,903
Solaris Energy Infrastructure, Inc., Class A	2,322	131,216
Sonder Holdings, Inc., Class A(g)	2,292	—
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $85,374)(f)(g)(h)	1,054	555,026
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $91,692)(f)(g)(h)	1,132	596,100
Synopsys, Inc.(g)	295	116,962
Tesla, Inc.(g)	320	118,960
Toll Brothers, Inc.	525	71,647
TopBuild Corp.(g)	73	25,645
Trane Technologies PLC	133	55,426
True Anomaly, Inc., Series D(g)	24,219	633,999
United Airlines Holdings, Inc.(g)	750	69,052
USA Rare Earth, Inc., Class A(g)	8,191	123,971
Valero Energy Corp.	365	90,184
Vertiv Holdings Co., Class A	1,119	280,399
Vistance Networks, Inc.(g)	10,661	194,030
Vistra Corp.	144	21,648
Vobile Group Ltd.(g)	16,000	7,101
Walt Disney Co.	1,841	177,436
Wealthfront Corp.(g)	8,573	79,300
Williams Cos., Inc.	1,900	138,282
Zeitview, Series E3(f)(g)	92,744	94,097
		10,476,009
Total Common Stocks — 1.4% (Cost: $10,627,788)		12,339,070

		Par (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance PLC, 8.25%, 01/22/31(c)	USD	200	201,908
Argentina(c) — 0.0%
Telecom Argentina SA
9.25%, 05/28/33		177	183,041
8.50%, 01/20/36		67	66,831
Vista Energy Argentina SAU, 8.50%, 06/10/33		9	9,413
			259,285
Australia — 0.6%
AGL Energy Ltd., 5.77%, 09/30/35(a)	AUD	200	131,358
Ampol Ltd., (3-Month BBSW + 2.00%), 5.85%, 10/30/55(a)(b)		310	202,230
AusNet Services Holdings Pty. Ltd., (3-Month BBSW + 1.77%), 5.70%, 02/04/56(a)(b)		260	176,700
Australia & New Zealand Banking Group Ltd., (3-Month BBSW + 1.25%), 5.24%, 02/23/37(b)		500	342,146
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(c)	USD	56	52,911
Macquarie Bank Ltd., (3-Month BBSW + 1.32%), 5.31%, 08/20/36(b)	AUD	560	382,570

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Australia (continued)
Mineral Resources Ltd.(c)
9.25%, 10/01/28	USD	77	$ 79,782
8.50%, 05/01/30		84	86,335
National Australia Bank Ltd.(a)(b)
(3-Month BBSW + 1.70%), 5.77%, 07/30/40	AUD	500	328,899
(3-Month BBSW + 2.00%), 6.34%, 06/06/39		200	137,489
NSW Electricity Networks Finance Property Ltd., (3- Month BBSW + 2.20%), 6.30%, 11/20/55(a)(b)		250	164,983
Oceana Australian Fixed Income Trust, A Note Upsize(f)
10.50%, 07/31/28		348	236,813
Class A, 12.50%, 07/31/26		248	171,963
Class A, 12.50%, 07/31/27		414	290,295
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(a)(b)		960	662,452
Patrick Terminals Finance Property Ltd., 5.55%, 10/22/35(a)		480	312,037
Tabcorp Finance Pty. Ltd., 5.99%, 05/28/31(a)		500	335,664
Vicinity Centres Trust, 5.84%, 03/03/36(a)		330	220,291
Westpac Banking Corp.
6.14%, 11/13/45(a)		460	302,756
(3-Month BBSW + 1.33%), 6.09%, 02/12/41(b)		460	308,427
			4,926,101
Austria — 0.0%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR	100	121,012
Belgium — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46	USD	233	209,973
Anheuser-Busch InBev Worldwide, Inc., 5.80%, 01/23/59		119	119,287
			329,260
Brazil — 0.2%
3R Lux SARL, 9.75%, 02/05/31(c)		200	204,750
Ambipar Lux SARL, 10.88%, 02/05/25(a)(g)(i)		310	42,154
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		200	178,995
Petrobras Global Finance BV, 6.75%, 01/27/41		16	15,581
Raizen Fuels Finance SA, 6.70%, 02/25/37(a)		200	108,500
Samarco Mineracao SA(j)
(9.00% Cash or 9.00% PIK), 9.50%, 06/30/31(a)		566	557,319
(9.00% PIK), 9.50%, 06/30/31(c)		7	6,666
Suzano Austria GmbH
6.00%, 01/15/29		200	204,240
5.00%, 01/15/30		200	197,270
Vale Overseas Ltd., 6.40%, 06/28/54		174	175,075
			1,690,550
Canada — 0.5%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(c)		302	305,330
Bombardier, Inc., 8.75%, 11/15/30(c)		86	91,465
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
6.25%, 09/15/27		74	73,903
5.00%, 06/15/29		65	61,672
4.88%, 02/15/30		93	85,386
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(c)
6.13%, 06/15/29		100	101,617
4.00%, 10/15/30		84	78,954
Garda World Security Corp., 8.25%, 08/01/32(c)		94	93,016
HR Ottawa LP, 11.00%, 03/31/31(c)		1,893	2,104,176
NOVA Chemicals Corp., 5.25%, 06/01/27(c)		158	157,759
Security		Par (000)	Value
Canada (continued)
Open Text Corp., 3.88%, 12/01/29(c)	USD	100	$ 89,365
Prime Investment Partners Ltd., 11.00%, 05/01/30(f)		943	978,005
Rogers Communications, Inc., (5-year CMT + 2.65%), 7.00%, 04/15/55(b)		74	74,291
South Bow Canadian Infrastructure Holdings Ltd., (5- year CMT + 3.95%), 7.63%, 03/01/55(b)		100	102,957
TELUS Corp., (5-year CMT + 2.77%), 6.63%, 10/15/55(b)		15	15,005
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(c)		191	168,678
			4,581,579
Chile — 0.1%
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)		200	187,524
5.53%, 01/30/37(c)		209	204,757
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(c)(j)(k)		548	496,722
WOM Mobile SA, (5.50% Cash and 6.25% PIK), 11.00%, 04/01/31(c)(j)		316	320,030
			1,209,033
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(k)		61	84,607
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(a)(g)(i)		200	2,250
Fortune Star BVI Ltd.(a)
3.95%, 10/02/26	EUR	1,200	1,380,085
6.80%, 09/09/29	USD	800	755,940
Prosus NV(a)
3.68%, 01/21/30		200	188,530
3.06%, 07/13/31		200	178,714
			2,590,126
Colombia — 0.1%
ABRA Global Finance, (6.00% Cash + 8.00% PIK), 14.00%, 10/22/29(c)(j)		505	477,280
Ecopetrol SA, 8.88%, 01/13/33		26	27,443
Gran Tierra Energy, Inc., 9.50%, 10/15/29(c)		212	180,200
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)		400	368,260
			1,053,183
Cyprus — 0.0%
ASG Finance DAC, 9.75%, 05/15/29(a)		311	247,245
Czech Republic(a) — 0.1%
EP Infrastructure AS
1.82%, 03/02/31	EUR	455	468,409
4.13%, 02/27/33		503	558,631
			1,027,040
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 6.78%, 04/22/30(b)		100	107,496
Finland(a) — 0.1%
Citycon Treasury BV, 5.38%, 07/08/31		100	106,490
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		300	345,548
			452,038
France — 0.7%
Altice France SA, 5.63%, 07/15/32(a)		76	83,872
Atos SE, 9.73%, 12/18/29(a)(l)		259	337,504
BNP Paribas SA, (3-mo. EURIBOR + 1.05%), 3.74%, 04/20/34(a)(b)		800	903,755
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France (continued)
Credit Agricole SA, (3-mo. EURIBOR + 0.60%), 0.63%, 01/12/28(a)(b)	EUR	100	$ 113,517
Electricite de France SA, 5.13%, 09/22/50(a)	GBP	100	104,129
Elior Group SA, 5.63%, 03/15/30(a)	EUR	200	233,319
Figeac Aero SA, (Acquired 07/16/25, Cost: $395,607), 7.79%, 07/23/30(f)(h)		340	385,640
Forvia SE, 5.50%, 06/15/31(a)		100	114,440
Goldstory SAS, 6.75%, 02/01/30(a)		100	112,998
iliad SA(a)
5.38%, 02/15/29		100	119,201
5.63%, 02/15/30		200	242,023
4.25%, 01/09/32		100	113,185
Lion/Polaris Lux Midco SARL, (3-mo. EURIBOR + 3.63%), 5.75%, 07/01/29(a)(b)		100	115,348
Loxam SAS, 4.25%, 02/15/31(a)		100	112,162
New Immo Holding SA(a)
5.88%, 04/17/28		100	115,799
4.88%, 12/08/28		100	112,886
Opal Bidco SAS, 5.50%, 03/31/32(a)		105	118,455
Paprec Holding SA, 4.13%, 07/15/30(a)		113	128,083
Renault SA, 3.88%, 09/30/30(a)		100	113,547
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired , Cost: $293,841), 7.13%, 09/30/29(f)(h)		298	343,806
Worldline SA(a)
4.13%, 09/12/28		1,000	1,050,282
5.25%, 11/27/29		1,200	1,197,381
			6,271,332
Germany — 0.5%
alstria SARL, 5.50%, 03/20/31(a)		100	114,447
Amprion GmbH, 4.58%, 01/15/46(a)		400	451,907
APCOA Group GmbH, 6.00%, 04/15/31(a)		100	113,199
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 3.43%), 5.25%(a)(b)(m)		356	374,435
Aroundtown SA(a)
0.00%, 07/16/26		100	114,571
3.50%, 05/13/30		100	110,695
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 5.26%), 8.13%(a)(b)(m)		200	242,753
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)		100	102,509
Grand City Properties SA, (5-year EURIBOR ICE Swap + 2.18%), 1.50%(a)(b)(m)		100	113,252
Gruenenthal GmbH, 4.63%, 11/15/31(a)		100	113,270
HT Troplast GmbH, 9.38%, 07/15/28(a)		100	117,012
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(a)(j)		200	236,592
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50% and 12.00% Cash or 12.00% PIK), 12.00%, 04/01/31(b)(f)(j)		419	392,968
Mahle GmbH, 6.50%, 05/02/31(a)		100	116,873
Nidda Healthcare Holding GmbH(a)
5.38%, 10/23/30		100	115,060
(3-mo. EURIBOR + 3.25%), 5.23%, 10/15/32(b)		153	175,438
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.77%, 07/01/29(a)(b)		100	115,440
ProGroup AG, 5.13%, 04/15/29(a)		100	115,120
TUI Cruises GmbH, 5.00%, 05/15/30(a)		100	112,515
Vonovia SE, Series B, 0.88%, 05/20/32(a)(k)		100	109,475
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(b)(m)		103	120,310
Security		Par (000)	Value
Germany (continued)
ZF Europe Finance BV(a)
7.00%, 06/12/30	EUR	200	$ 235,810
5.50%, 02/17/32		100	109,047
ZF North America Capital, Inc., 7.13%, 04/14/30(c)	USD	150	147,894
			4,070,592
Greece(a)(b) — 0.0%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36	EUR	100	112,299
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		211	255,060
			367,359
Hong Kong — 0.1%
Elect Global Investments Ltd., 4.85%(a)(m)	USD	200	149,500
Melco Resorts Finance Ltd., 7.63%, 04/17/32(c)		200	203,047
Peak RE Bvi Holding Ltd., (5-year CMT + 3.00%), 5.63%(a)(b)(m)		285	278,587
			631,134
Hungary — 0.1%
MVM Energetika Zrt, 7.50%, 06/09/28(a)		400	415,232
India — 1.0%
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/30(c)(f)(j)		1,219	1,251,035
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(a)		735	716,992
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(a)		1,000	1,005,937
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(c)(f)		440	438,849
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)		306	302,014
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)		488	483,065
India Cleantech Energy, 4.70%, 08/10/26(a)		741	735,939
Muthoot Finance Ltd.(a)
6.38%, 04/23/29		300	297,840
6.38%, 03/02/30		435	428,475
ReNew Pvt Ltd., 5.88%, 03/05/27(a)		200	197,292
Resurgent Trade & Investment Ltd., 9.52%, 12/01/27(f)		1,007	1,003,274
Sammaan Capital Ltd., 7.50%, 10/16/30(a)		815	790,754
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		700	732,900
10.88%, 09/17/29(c)		200	209,400
11.25%, 12/03/31(c)		200	212,812
			8,806,578
Indonesia — 0.3%
Freeport Indonesia PT(a)
4.76%, 04/14/27		200	199,576
6.20%, 04/14/52		800	775,145
Garuda Indonesia Persero Tbk PT, (6.50% Cash or 7.25% PIK), 6.50%, 12/28/31(a)(j)		231	192,928
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29(a)		500	512,826
8.96%, 04/27/29(c)		104	106,668
Nickel Industries Ltd., 9.00%, 09/30/30(a)		520	518,700
			2,305,843

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland — 0.0%
Cedacri SpA, (3-mo. EURIBOR + 5.50%), 7.48%, 05/15/28(a)(b)	EUR	150	$ 168,741
GGAM Finance Ltd., 6.88%, 04/15/29(c)	USD	78	79,735
			248,476
Israel — 0.1%
Energean Israel Finance Ltd., 8.50%, 09/30/33(a)(c)		88	90,131
Energean PLC, 5.63%, 05/12/31(a)	EUR	100	112,455
Teva Pharmaceutical Finance Netherlands III BV, 7.88%, 09/15/29	USD	200	213,974
			416,560
Italy — 0.2%
Bubbles Bidco SpA, 6.50%, 09/30/31(a)	EUR	122	140,925
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(a)(b)		111	126,192
Fedrigoni SpA, (3-mo. EURIBOR + 4.00%), 6.13%, 01/15/30(a)(b)		200	218,550
Gruppo San Donato SPA, 6.50%, 10/31/31(a)		100	112,117
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.77%, 04/15/29(a)(b)		100	115,599
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)		100	114,012
Pachelbel Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.28%, 05/17/31(a)(b)		100	115,100
Rossini SARL(a)
6.75%, 12/31/29		100	118,794
(3-mo. EURIBOR + 3.88%), 6.00%, 12/31/29(b)		43	49,661
TeamSystem SpA, 5.00%, 07/01/31(a)		172	183,488
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	11	12,251
Unipol Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	118,189
			1,424,878
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(c)(f)(n)	USD	71	4,262
Japan — 0.2%
Nissan Motor Co. Ltd.
5.25%, 07/17/29(a)	EUR	192	219,679
4.81%, 09/17/30(c)	USD	200	181,573
SoftBank Group Corp.(a)
5.38%, 01/08/29	EUR	100	116,034
5.25%, 10/10/29		100	113,693
6.38%, 07/10/33		700	776,301
			1,407,280
Jersey — 0.0%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD	200	150,500
10.38%, 03/31/29(a)	GBP	100	101,573
Deepocean Ltd., 6.00%, 04/08/31(a)	EUR	112	131,663
			383,736
Jordan — 0.0%
Hikma Finance USA LLC, 5.13%, 07/08/30(a)	USD	200	198,938
Kazakhstan — 0.0%
Kaspi.KZ JSC, 6.25%, 03/26/30(c)		200	200,534
KazMunayGas National Co. JSC, 6.38%, 10/24/48(a)		200	197,508
			398,042
Security		Par (000)	Value
Luxembourg — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(j)	EUR	249	$ 318,163
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(a)	USD	250	262,546
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR	100	121,049
Essendi SA(a)
5.63%, 05/15/32		100	111,818
(3-mo. EURIBOR + 3.75%), 5.73%, 05/15/32(b)		200	229,249
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(a)		111	128,937
INEOS Finance PLC(a)
6.38%, 04/15/29		100	108,819
7.25%, 03/31/31		100	105,065
ION Platform Finance SARL(a)
7.88%, 05/01/29		126	135,304
6.50%, 09/30/30		131	125,490
6.88%, 09/30/32		109	100,502
Kleopatra Finco SARL, (6.00% PIK), 6.00%, 01/30/31(j)		80	82,542
Maxam Prill SARL, 6.00%, 07/15/30(a)		154	175,910
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)		102	101,410
Vivion Investments SARL(a)
5.63%, 06/08/30		100	108,029
(6.50% PIK), 6.50%, 02/28/29(j)		123	141,937
			2,356,770
Macau — 0.2%
SJM International Ltd., 6.50%, 01/15/31(a)	USD	500	477,885
Studio City Finance Ltd., 5.00%, 01/15/29(a)		488	457,437
Wynn Macau Ltd.
5.63%, 08/26/28(a)		704	692,006
5.63%, 08/26/28(c)		200	196,592
			1,823,920
Mexico — 0.1%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(c)		198	198,101
Petroleos Mexicanos
4.75%, 02/26/29(a)	EUR	164	188,288
8.75%, 06/02/29	USD	42	44,561
6.84%, 01/23/30		28	28,095
5.95%, 01/28/31		273	262,899
6.70%, 02/16/32		58	56,768
			778,712
Morocco(c) — 0.1%
OCP SA
6.75%, 05/02/34		202	210,359
7.50%, 05/02/54		200	209,663
			420,022
Netherlands — 0.2%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR	246	285,681
Q-Park Holding I BV, 5.13%, 03/01/29(a)		100	116,339
Sunrise FinCo I BV
4.88%, 07/15/31(c)	USD	200	190,408
4.63%, 05/15/32(a)	EUR	243	274,436
Trivium Packaging Finance BV, 12.25%, 01/15/31(c)	USD	200	216,542
VZ Secured Financing BV
5.00%, 01/15/32(c)		201	172,296
5.25%, 01/15/33(a)	EUR	423	450,745
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)		170	179,060
			1,885,507
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(c)	USD	200	$ 198,032
Peru(c) — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		50	51,813
Volcan Cia Minera SAA, 8.50%, 10/28/32		16	16,278
			68,091
Philippines(a)(m) — 0.2%
ACEN Finance Ltd., 4.00%		267	167,417
Petron Corp., (5-year CMT + 7.57%), 5.95%(b)		444	442,921
San Miguel Global Power Holdings Corp.(b)
(5-year CMT + 6.40%), 8.13%		450	438,260
(5-year CMT + 7.12%), 8.38%		300	293,766
			1,342,364
Portugal — 0.0%
EDP Servicios Financieros Espana SA, 3.25%, 02/04/32(a)	EUR	100	112,830
Saudi Arabia — 0.1%
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(b)(m)	USD	200	195,758
Saudi Arabian Oil Co., 4.75%, 06/02/30(c)		200	197,750
Saudi Electricity Sukuk Programme Co.(a)
4.94%, 02/13/29		200	199,408
5.23%, 02/18/30		200	200,308
			793,224
Singapore — 0.0%
Puma International Financing SA, 7.75%, 04/25/29(a)		235	239,629
South Africa(a) — 0.1%
Sappi Papier Holding GmbH, 4.50%, 03/15/32	EUR	200	206,265
Sasol Financing USA LLC, 8.75%, 05/03/29	USD	200	207,870
Transnet, 8.25%, 02/06/28		200	206,800
			620,935
South Korea — 0.0%
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)		200	206,124
Spain(a) — 0.1%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(b)	EUR	100	115,607
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(b)		103	118,708
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(b)(m)		200	235,193
Cellnex Finance Co. SA, 3.88%, 01/19/36		200	221,602
Cirsa Finance International SARL, (3-mo. EURIBOR + 3.00%), 5.15%, 10/15/32(b)		100	115,046
Telefonica Emisiones SA, (5-year EURIBOR ICE Swap + 1.84%), 4.38%(b)(m)		100	111,643
			917,799
Sweden — 0.0%
Intrum Investments And Financing AB, 8.00%, 09/11/27(a)		100	114,906
Switzerland(a) — 0.1%
Allwyn Entertainment Financing U.K. PLC
4.13%, 02/15/31		171	185,965
4.63%, 08/15/31		100	110,778
gategroup Finance Luxembourg SA, 3.00%, 02/28/27	CHF	125	156,902
Security		Par (000)	Value
Switzerland (continued)
UBS Group AG
0.63%, 01/18/33	EUR	158	$ 146,664
0.63%, 02/24/33		220	203,091
			803,400
Thailand(a) — 0.2%
Muangthai Capital PCL
6.88%, 09/30/28	USD	1,000	989,220
7.55%, 07/21/30		300	297,000
			1,286,220
Turkey(a) — 0.1%
Sisecam U.K. PLC, 8.25%, 05/02/29		200	202,470
TAV Havalimanlari Holding A/S, 8.50%, 12/07/28		200	203,937
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32		200	203,252
			609,659
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.13% PIK), 7.13%, 07/19/26(a)(j)	EUR	367	347,842
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(c)	USD	150	147,795
9.63%, 02/11/27(a)		150	147,794
			643,431
United Arab Emirates — 0.0%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(a)		200	198,040
United Kingdom — 0.9%
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR	100	118,611
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)		218	250,237
7.75%, 02/15/31(c)	USD	200	202,343
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)		19	18,325
Barclays PLC(b)
(1-day SOFR + 2.98%), 6.22%, 05/09/34		400	419,481
(1-year CMT + 3.50%), 7.44%, 11/02/33		391	437,126
BCP V Modular Services Finance II PLC(a)
6.13%, 11/30/28	GBP	223	275,940
6.50%, 07/10/31	EUR	280	274,984
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP	150	183,088
Biffa Group Holdings Ltd., 5.25%, 06/15/31(a)	EUR	100	111,815
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)		300	335,182
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP	300	403,679
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD	200	210,108
ContourGlobal Power Holdings SA(a)
5.00%, 02/28/30	EUR	200	231,158
4.38%, 07/31/31		102	111,646
Deuce Finco PLC(a)
7.00%, 11/20/31	GBP	100	130,338
(3-mo. EURIBOR + 3.50%), 5.65%, 11/20/32(b)	EUR	100	115,304
EC Finance PLC, 3.25%, 10/15/26(a)		200	226,568
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP	206	281,262
Froneri Lux FinCo SARL, 4.75%, 08/01/32(a)	EUR	100	109,185
Heathrow Finance PLC(a)
3.88%, 03/01/27(l)	GBP	100	129,811
4.13%, 09/01/29		130	160,468
Ithaca Energy North Sea PLC, 5.50%, 10/01/31(a)	EUR	200	231,215
Market Bidco Finco PLC, 8.75%, 01/31/31(a)	GBP	100	125,581
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR	100	89,477
Motability Operations Group PLC, 4.13%, 02/04/38(a)		120	135,241
Ocado Group PLC, 10.50%, 08/08/29(a)	GBP	100	130,265

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR	200	$ 238,102
Pinewood Finco PLC, 6.00%, 03/27/30(a)	GBP	155	200,153
SCC Power PLC, (4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(c)(j)	USD	13	3,154
Severn Trent Utilities Finance PLC, 4.25%, 01/29/40(a)	EUR	220	247,229
Standard Chartered PLC, (5-year CMT + 2.87%), 7.00%(b)(c)(m)	USD	800	783,656
Synthomer PLC, 7.38%, 05/02/29(a)	EUR	100	74,023
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(a)	GBP	100	89,585
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)	USD	200	177,370
Vmed O2 U.K. Financing I PLC(a)
4.50%, 07/15/31	GBP	107	118,692
5.63%, 04/15/32	EUR	109	115,414
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(b)	USD	361	330,428
			7,826,244
United States — 8.8%
Abbott Laboratories
4.00%, 03/15/31		117	115,146
4.30%, 03/15/33		117	114,503
4.65%, 03/15/36		117	114,409
4.75%, 03/15/38		117	113,456
5.50%, 03/15/56		117	114,722
5.60%, 03/15/66		117	114,045
AbbVie, Inc., 4.25%, 11/21/49		420	340,928
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(c)		100	102,382
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(c)		100	96,362
Advance Auto Parts, Inc., 3.90%, 04/15/30		100	91,837
AES Corp., (5-year CMT + 2.89%), 6.95%, 07/15/55(b)		100	93,298
Aethon III BR LLC, 9.80%, 01/10/27(c)(f)		313	313,177
Albertsons Cos., Inc., 5.63%, 03/31/32(c)		100	98,452
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 7.38%, 10/01/32(c)		200	198,090
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(c)		200	193,255
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(a)
3.63%, 06/01/28	EUR	100	112,588
4.88%, 06/01/28	GBP	200	256,178
Alpha Generation LLC, 6.75%, 10/15/32(c)	USD	90	91,317
Alphabet, Inc.
3.70%, 02/15/29		136	134,831
4.10%, 02/15/31		115	114,201
4.40%, 02/15/33		95	93,817
4.80%, 02/15/36		167	166,285
5.50%, 02/15/46		135	133,915
5.45%, 11/15/55		246	238,178
5.65%, 02/15/56		66	65,788
5.75%, 02/15/66		88	87,150
5.70%, 11/15/75		120	116,300
Amazon.com, Inc.
4.25%, 03/13/31		70	69,484
4.55%, 03/13/33		50	49,519
4.88%, 03/13/36		50	49,544
5.65%, 03/13/46		85	84,706
3.10%, 05/12/51		156	101,942
5.80%, 03/13/56		45	44,964
3.25%, 05/12/61		175	108,552
4.10%, 04/13/62		79	58,922
4.85%, 03/16/64	EUR	460	527,027
5.55%, 11/20/65	USD	76	71,808
Security		Par (000)	Value
United States (continued)
Amazon.com, Inc. (continued)
5.95%, 03/13/66	USD	55	$ 55,180
6.05%, 03/13/76		85	84,502
AMC Networks, Inc.
4.25%, 02/15/29		226	190,401
10.50%, 07/15/32(c)		100	98,692
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33		57	53,381
Series 2019-1, Class B, 3.85%, 08/15/29		41	39,640
American Airlines Trust, Series 2025-1, Class B, 5.65%, 05/11/36		109	109,477
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		84	80,131
American Express Co., (1-day SOFR + 1.22%), 4.92%, 07/20/33(b)		826	827,509
American International Group, Inc.
4.85%, 05/07/30		88	88,884
5.13%, 03/27/33		45	45,434
American Tower Corp.
5.65%, 03/15/33		548	565,974
5.55%, 07/15/33		912	937,201
Amgen, Inc.
4.66%, 06/15/51		131	109,905
5.75%, 03/02/63		221	212,581
APLD ComputeCo LLC, 9.25%, 12/15/30(c)		100	103,032
Apple, Inc.
4.38%, 05/13/45		230	201,282
2.65%, 02/08/51		94	56,889
2.70%, 08/05/51		70	42,871
4.10%, 08/08/62		189	143,919
Aramark International Finance SARL, 4.38%, 04/15/33(a)	EUR	200	220,205
Arches Buyer, Inc., 4.25%, 06/01/28(c)	USD	93	89,539
Ardagh Group SA
9.50%, 12/01/30(a)		149	156,426
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(a)(j)	EUR	100	94,901
(5.50% Cash + 6.50% PIK), 12.00%, 12/01/30(c)(j)	USD	468	393,284
Aretec Group, Inc., 10.00%, 08/15/30(c)		64	67,979
Arizona Public Service Co., 5.10%, 03/15/36		15	14,748
Arsenal AIC Parent LLC, 11.50%, 10/01/31(c)		100	108,050
Asbury Automotive Group, Inc., 5.00%, 02/15/32(c)		11	10,417
Ascension Health, Series 2025, 4.92%, 11/15/35		150	148,211
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		37	34,955
4.63%, 04/01/30		97	90,029
6.88%, 08/01/33		66	63,673
AT&T, Inc.
3.65%, 06/01/51		727	499,110
3.55%, 09/15/55		170	110,562
ATI, Inc., 7.25%, 08/15/30		15	15,555
Avantor Funding, Inc.(c)
4.63%, 07/15/28		26	25,376
3.88%, 11/01/29		100	93,819
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(c)		55	54,363
Azorra Finance Ltd., 7.25%, 01/15/31(c)		40	40,388
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.05%, 03/11/29		30	29,847
4.35%, 06/15/31		50	49,344
4.65%, 06/15/33		50	49,211
5.00%, 06/15/36		40	39,272
5.85%, 06/15/56		45	44,034
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Bank of America Corp.(b)
(1-day SOFR + 0.87%), 4.46%, 02/06/32	USD	91	$ 89,861
(1-day SOFR + 1.13%), 5.05%, 02/06/37		91	89,789
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR	100	110,857
Becton Dickinson & Co., 4.69%, 02/13/28	USD	44	44,210
Beignet Investor LLC, 6.58%, 05/30/49(c)		4,640	4,766,073
Block, Inc., 5.63%, 08/15/30(c)		100	99,447
Booking Holdings, Inc., 3.25%, 11/21/32	EUR	137	152,692
Boyd Gaming Corp., 4.75%, 06/15/31(c)	USD	53	50,393
Bracelet Holdings, Inc., 9.25%, 07/02/28(c)		536	520,787
Bristol-Myers Squibb Co., 3.90%, 03/15/62		82	58,067
Broadcom, Inc.
5.15%, 11/15/31		247	253,380
4.90%, 07/15/32		348	351,041
5.20%, 07/15/35		1,524	1,535,885
Buckeye Partners LP, 6.88%, 07/01/29(c)		58	59,695
Builders FirstSource, Inc., 5.00%, 03/01/30(c)		56	54,541
Caesars Entertainment, Inc.(c)
7.00%, 02/15/30		104	105,284
6.50%, 02/15/32		17	16,802
California Resources Corp., 7.00%, 01/15/34(c)		132	133,077
Capital One Financial Corp.(b)
(1-day SOFR + 1.25%), 4.49%, 09/11/31		66	64,803
(1-day SOFR + 1.63%), 5.20%, 09/11/36		47	45,563
(1-day SOFR + 2.86%), 6.38%, 06/08/34		80	84,309
Caterpillar, Inc., 5.20%, 05/15/35		129	132,151
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
6.38%, 09/01/29		80	80,246
4.75%, 03/01/30		141	133,791
4.75%, 02/01/32		43	38,879
7.00%, 02/01/33		18	18,050
4.50%, 06/01/33		130	113,181
4.25%, 01/15/34		100	85,549
7.38%, 02/01/36		100	99,585
Celanese U.S. Holdings LLC
6.50%, 04/15/30		62	63,271
7.05%, 11/15/30		52	54,968
6.75%, 04/15/33		100	102,596
Centene Corp., 4.25%, 12/15/27		217	213,162
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 12/01/61		383	245,991
3.95%, 06/30/62		336	197,420
Chemours Co., 4.63%, 11/15/29(c)		100	93,776
Cheniere Energy, Inc.(c)
5.20%, 07/30/36		15	14,847
6.00%, 07/30/56		10	9,965
CHS/Community Health Systems, Inc.(c)
4.75%, 02/15/31		97	89,427
10.88%, 01/15/32		80	85,829
Churchill Downs, Inc., 5.50%, 04/01/27(c)		150	149,809
Cipher Compute LLC, 7.13%, 11/15/30(c)		32	33,153
Citigroup, Inc.(b)
6.35%, 09/09/30		3,095	3,032,249
5.92%, 12/11/30		765	726,753
(1-day SOFR + 1.18%), 2.52%, 11/03/32		363	320,065
(1-day SOFR + 1.94%), 3.79%, 03/17/33		919	862,072
(3-mo. EURIBOR + 1.03%), 3.49%, 10/22/34	EUR	243	269,638
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(a)		111	125,973
6.75%, 09/15/32(c)	USD	100	100,800
Security		Par (000)	Value
United States (continued)
Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/31(c)	USD	70	$ 73,339
Cleveland-Cliffs, Inc.(c)
7.00%, 03/15/32		63	60,956
7.38%, 05/01/33		100	97,827
Cloud Software Group, Inc.(c)
6.50%, 03/31/29		96	93,655
9.00%, 09/30/29		167	161,100
Clydesdale Acquisition Holdings, Inc.(c)
8.75%, 04/15/30		106	98,906
6.75%, 04/15/32		76	71,907
Coca-Cola Co., 2.50%, 03/15/51		25	14,688
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/27(c)		31	30,664
Columbus McKinnon Corp., 7.13%, 02/01/33(c)		6	5,997
Comcast Corp.
5.35%, 05/15/53		50	44,208
2.99%, 11/01/63		97	51,361
Comstock Resources, Inc., 6.75%, 03/01/29(c)		100	98,815
Core Scientific, Inc., 0.00%, 06/15/31(c)(k)(n)		44	48,070
CoreWeave, Inc., 9.25%, 06/01/30(c)		67	65,101
Credit Acceptance Corp., 9.25%, 12/15/28(c)		3	3,109
Crescent Energy Finance LLC(c)
7.38%, 01/15/33		219	218,945
8.38%, 01/15/34		57	59,588
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		72	71,725
CSC Holdings LLC(c)
11.25%, 05/15/28		200	163,429
11.75%, 01/31/29		200	144,629
CSX Corp., 4.10%, 11/15/32		325	314,598
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(c)		36	36,052
CVR Energy, Inc., 7.50%, 02/15/31(c)		35	35,261
CVS Health Corp.
5.00%, 09/15/32		92	92,074
5.45%, 09/15/35		174	174,677
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR	100	115,014
Darling Ingredients, Inc., 6.00%, 06/15/30(c)	USD	100	100,699
DaVita, Inc., 4.63%, 06/01/30(c)		100	96,152
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(c)		17	17,591
Directv Financing LLC, 8.88%, 02/01/30(c)		65	64,855
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(c)		100	102,083
Discovery Communications LLC
5.00%, 09/20/37		100	72,298
6.35%, 06/01/40		100	73,282
Discovery Global Holdings, Inc.
3.76%, 03/15/27		475	469,176
4.05%, 03/15/29		100	96,750
DISH Network Corp., 3.38%, 08/15/26(k)		72	69,408
DTE Electric Co.
Series A, 4.85%, 03/01/36		15	14,719
Series B, 5.55%, 03/01/56		15	14,503
EchoStar Corp., (6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(j)		104	104,724
Elevance Health, Inc., 5.13%, 02/15/53		230	201,652
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(a)	EUR	108	127,063
6.75%, 07/15/31(c)	USD	38	39,081
Encompass Health Corp., 4.75%, 02/01/30		57	55,762

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Encore Capital Group, Inc., 4.25%, 06/01/28(a)	GBP	101	$ 127,415
Energizer Holdings, Inc., 4.38%, 03/31/29(c)	USD	79	75,170
Energy Transfer LP, (5-year CMT + 4.02%), 8.00%, 05/15/54(b)		20	20,948
Entegris, Inc., 5.95%, 06/15/30(c)		100	100,631
Equinix Asia Financing Corp. Pte Ltd., 4.40%, 03/15/31		25	24,470
Equinix Europe 2 Financing Corp. LLC, 4.70%, 03/15/33		31	30,151
Equinix, Inc., 3.90%, 04/15/32		591	557,933
EquipmentShare.com, Inc.(c)
9.00%, 05/15/28		49	50,614
8.00%, 03/15/33		31	32,007
Exelon Corp., 4.95%, 03/15/36		28	27,157
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(c)		51	47,637
Fidelity National Information Services, Inc.
4.45%, 03/10/28		40	39,888
4.55%, 03/10/29		68	67,679
4.80%, 03/10/31		55	54,568
FirstCash, Inc., 6.88%, 03/01/32(c)		72	73,384
FirstEnergy Transmission LLC, 4.55%, 04/01/49(c)		83	68,788
Five Point Operating Co. LP, 8.00%, 10/01/30(c)		27	26,936
Florida Power & Light Co., 2.88%, 12/04/51		236	146,759
Focus Financial Partners LLC, 6.75%, 09/15/31(c)		26	25,822
Ford Motor Credit Co. LLC
6.95%, 06/10/26		210	210,494
4.54%, 08/01/26		200	199,720
5.13%, 11/05/26		340	340,703
Freedom Mortgage Holdings LLC(c)
9.25%, 02/01/29		100	101,359
9.13%, 05/15/31		29	29,479
FTAI Aviation Investors LLC, 7.00%, 05/01/31(c)		68	69,709
Full House Resorts, Inc., 8.25%, 02/15/28(c)		50	45,500
Gap, Inc., 3.88%, 10/01/31(c)		80	72,469
Gen Digital, Inc., 6.75%, 09/30/27(c)		94	94,095
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33		60	61,998
GEO Group, Inc., 8.63%, 04/15/29		100	103,853
GFL Environmental, Inc., 4.00%, 08/01/28(c)		100	97,212
Gilead Sciences, Inc., 2.80%, 10/01/50		230	142,528
Goldman Sachs Bank USA, Series BKNT, 6.60%, 09/12/30(b)(f)		3,095	2,960,677
Goldman Sachs Group, Inc.(b)
(1-day SOFR + 0.96%), 4.52%, 01/21/32		144	141,817
(1-day SOFR + 1.19%), 5.07%, 01/21/37		48	46,928
(1-day SOFR + 1.38%), 5.54%, 01/28/36		597	606,842
(1-day SOFR + 1.58%), 5.22%, 04/23/31		1,987	2,020,511
Goodyear Tire & Rubber Co., 5.63%, 04/30/33		165	144,678
Granite Ridge Resources, Inc., 8.88%, 11/05/29(c)		1,170	1,142,870
Gray Media, Inc., 9.63%, 07/15/32(c)		160	159,990
Group 1 Automotive, Inc., 6.38%, 01/15/30(c)		69	69,463
GS Finance Corp.(b)
5.95%, 01/15/31		2,200	2,111,430
6.11%, 02/17/31		592	575,009
7.35%, 02/17/31		1,231	1,198,067
Harvest Midstream I LP, 7.50%, 09/01/28(c)		97	97,941
HCA, Inc.
6.20%, 03/01/55		133	131,742
6.10%, 04/01/64		117	112,950
Herc Holdings, Inc., 7.00%, 06/15/30(c)		147	150,729
Hess Midstream Operations LP, 5.88%, 03/01/28(c)		113	113,725
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
6.00%, 02/01/31		94	91,362
6.88%, 05/15/34		111	108,446
Security		Par (000)	Value
United States (continued)
Hilton Domestic Operating Co., Inc.(c)
3.63%, 02/15/32	USD	20	$ 18,173
5.88%, 03/15/33		145	145,885
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(c)
5.00%, 06/01/29		99	94,004
4.88%, 07/01/31		2	1,805
Home Depot, Inc., 5.40%, 06/25/64		257	241,277
Honeywell Aerospace, Inc.(c)
3.90%, 03/16/28		47	46,654
4.00%, 03/16/29		47	46,561
4.30%, 03/16/31		62	61,329
4.60%, 03/16/33		47	46,461
4.95%, 03/16/36		80	79,376
5.62%, 03/16/46		35	34,491
5.73%, 03/16/56		65	64,249
5.85%, 03/16/66		45	44,637
HUB International Ltd., 7.25%, 06/15/30(c)		100	102,440
Humana, Inc., 3.70%, 03/23/29		44	42,769
Huntsman International LLC, 2.95%, 06/15/31		100	82,944
iHeartCommunications, Inc., 7.75%, 08/15/30(c)		75	59,711
Infinity Natural Resources LLC, 7.63%, 04/01/31(c)		81	81,428
Intel Corp., 5.20%, 02/10/33		83	83,650
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(c)		200	154,805
IQVIA, Inc., 5.00%, 10/15/26(c)		203	202,780
Iron Mountain, Inc.
7.00%, 02/15/29(c)		70	71,345
5.63%, 07/15/32(c)		100	97,077
4.75%, 01/15/34(a)	EUR	117	125,838
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD	11	10,696
Jane Street Group/JSG Finance, Inc., 7.13%, 04/30/31(c)		116	119,243
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(c)		200	186,372
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(c)		18	18,733
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)		100	94,506
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		58	51,016
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.84%), 4.35%, 01/22/32		27	26,619
(1-day SOFR + 1.07%), 4.90%, 01/22/37		19	18,592
(1-day SOFR + 1.64%), 5.58%, 07/23/36		71	71,902
(1-day SOFR + 2.58%), 5.72%, 09/14/33		55	56,945
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31		47	43,793
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(c)		53	55,176
KLA Corp., 5.25%, 07/15/62		84	76,623
Kohl’s Corp., 5.13%, 05/01/31		115	86,553
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR	105	104,263
Lamar Media Corp., 4.88%, 01/15/29	USD	113	111,654
LCM Investments Holdings II LLC, 8.25%, 08/01/31(c)		55	57,131
Leidos, Inc.
4.10%, 03/15/29		30	29,703
5.00%, 03/15/36		31	29,971
Lessen Holdings, Inc., 12.18%, 01/05/28(c)(f)		792	594,884
Level 3 Financing, Inc.(c)
7.00%, 03/31/34		10	10,236
8.50%, 01/15/36		250	260,853
LGI Homes, Inc.(c)
8.75%, 12/15/28		131	134,030
7.00%, 11/15/32		304	281,877
LifePoint Health, Inc., 11.00%, 10/15/30(c)		74	79,585
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Light & Wonder International, Inc.(c)
7.25%, 11/15/29	USD	31	$ 31,601
7.50%, 09/01/31		90	92,367
Live Nation Entertainment, Inc., 4.75%, 10/15/27(c)		50	49,689
Magnera Corp., 7.25%, 11/15/31(c)		100	92,560
Marriott International, Inc., 5.10%, 05/01/38		31	29,471
Mastercard, Inc., 3.85%, 03/26/50		103	78,348
Match Group Holdings II LLC, 4.13%, 08/01/30(c)		56	51,897
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(c)		120	111,500
McDonald’s Corp., 5.00%, 02/13/36		136	135,423
McGraw-Hill Education, Inc., 7.38%, 09/01/31(c)		80	81,503
Medtronic Global Holdings SCA, 1.75%, 07/02/49	EUR	100	69,505
Meta Platforms, Inc.
4.65%, 08/15/62	USD	478	370,059
5.75%, 05/15/63		180	167,513
Michaels Cos., Inc., 8.50%, 03/15/33(c)		100	97,349
Microsoft Corp., 2.50%, 09/15/50		408	242,394
MKS, Inc., 4.25%, 02/15/34(a)	EUR	144	159,020
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(c)	USD	94	97,926
Molina Healthcare, Inc., 3.88%, 11/15/30(c)		100	89,403
Morgan Stanley(b)
(1-day SOFR + 1.78%), 5.90%, 03/13/47		82	81,620
(1-day SOFR + 1.87%), 5.25%, 04/21/34		1,514	1,518,728
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR	105	116,159
7.00%, 02/15/32(a)		100	113,749
NCL Corp. Ltd., 6.75%, 02/01/32(c)	USD	100	99,241
NCR Atleos Corp., 9.50%, 04/01/29(c)		21	22,479
Neptune Bidco U.S., Inc.(c)
10.38%, 05/15/31		91	91,820
9.50%, 02/15/33		100	97,024
New Generation Gas Gathering LLC, 9.41%, 09/30/29(c)(f)		832	837,677
Newell Brands, Inc.
6.63%, 09/15/29		16	15,617
6.38%, 05/15/30		100	95,991
NextEra Energy Capital Holdings, Inc., 5.30%, 03/15/32		511	523,335
NextEra Energy Operating Partners LP, 7.25%, 01/15/29(c)		100	102,917
Nissan Motor Acceptance Co. LLC, 5.63%, 09/29/28(c)		47	46,123
Noble Finance II LLC, 8.00%, 04/15/30(c)		100	102,959
Northern Oil & Gas, Inc., 7.88%, 10/15/33(c)		83	85,876
Northern States Power Co., 4.85%, 05/15/36		30	29,621
Novelis Corp.(c)
6.88%, 01/30/30		100	100,867
3.88%, 08/15/31		25	22,266
NRG Energy, Inc.(c)
4.45%, 06/15/29		40	39,506
5.75%, 07/15/29		200	199,701
OAK-Eagle Acquireco, Inc., 07/01/33(c)(e)		47	48,696
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(c)		201	191,983
6.13%, 02/15/33(a)	EUR	104	115,545
ONE Gas, Inc., 2.00%, 05/15/30	USD	35	31,805
Oracle Corp.
4.95%, 02/04/31		19	18,590
5.70%, 02/04/36		12	11,538
6.90%, 11/09/52		76	71,754
5.38%, 09/27/54		486	375,932
6.70%, 02/04/56		18	16,706
3.85%, 04/01/60		399	234,801
Security		Par (000)	Value
United States (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(c)	USD	83	$ 80,081
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(c)		12	11,491
Pacific Gas and Electric Co., 5.90%, 10/01/54		259	241,349
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)		100	100,336
Paramount Global, (3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(b)		78	52,260
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(c)
4.88%, 05/15/29		166	159,343
7.00%, 02/01/30		76	76,931
PennyMac Financial Services, Inc., 7.13%, 11/15/30(c)		100	99,377
Permian Resources Operating LLC(c)
8.00%, 04/15/27		180	180,153
7.00%, 01/15/32		100	103,549
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63		356	323,364
Pilgrim’s Pride Corp., 3.50%, 03/01/32		131	118,914
PNC Financial Services Group, Inc.(b)
(1-day SOFR + 1.60%), 5.40%, 07/23/35		241	244,060
(5-year CMT + 1.17%), 5.42%, 01/25/41		35	34,288
Post Holdings, Inc., 6.38%, 03/01/33(c)		100	98,514
Prestige Brands, Inc., 3.75%, 04/01/31(c)		94	86,161
Prologis LP, 5.25%, 05/15/35		446	453,347
Quikrete Holdings, Inc., 6.38%, 03/01/32(c)		87	88,218
QXO Building Products, Inc., 6.75%, 04/30/32(c)		30	30,600
Resort Communities LoanCo LP, (13.00% PIK), 13.00%, 11/21/28(c)(f)(j)		2,522	2,482,983
Reworld Holding Corp., 4.88%, 12/01/29(c)		52	48,748
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(c)		85	86,540
RLJ Lodging Trust LP, 3.75%, 07/01/26(c)		104	103,493
Rocket Cos., Inc., 7.13%, 02/01/32(c)		126	129,872
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(c)		35	32,297
Ryan Specialty LLC, 4.38%, 02/01/30(c)		39	37,782
Salesforce, Inc.
4.90%, 09/15/31		82	81,884
5.20%, 03/15/33		82	81,860
5.55%, 03/15/36		82	81,745
6.40%, 03/15/46		82	82,568
6.55%, 03/15/56		82	82,284
6.70%, 03/15/66		82	83,346
SBA Communications Corp., 3.88%, 02/15/27		88	87,105
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR	150	178,646
Scotts Miracle-Gro Co., 4.00%, 04/01/31	USD	82	75,755
Seagate Data Storage Technology Pte. Ltd., 9.63%, 12/01/32(c)		43	47,791
Sealed Air Corp., 5.00%, 04/15/29(c)		10	10,075
Select Medical Corp., 6.25%, 12/01/32(c)		71	67,670
Sempra, 5.25%, 03/15/36		23	22,676
Sensata Technologies, Inc., 4.38%, 02/15/30(c)		75	71,725
Service Properties Trust
0.00%, 09/30/28(c)(n)		222	201,975
4.95%, 10/01/29		100	90,570
8.88%, 06/15/32		392	388,526
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(a)	EUR	109	118,776
Sinclair Television Group, Inc., 8.13%, 02/15/33(c)	USD	100	101,656
Sirius XM Radio LLC(c)
5.00%, 08/01/27		65	64,909
4.00%, 07/15/28		100	96,526

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Sirius XM Radio LLC(c) (continued)
3.88%, 09/01/31	USD	35	$ 31,777
Six Flags Entertainment Corp., 7.25%, 05/15/31(c)		33	31,773
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(c)		52	52,084
SM Energy Co.(c)
5.00%, 10/15/26		308	307,498
6.75%, 08/01/29		30	30,454
8.63%, 11/01/30		121	127,665
7.00%, 08/01/32		102	104,152
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(c)		34	35,061
Snap, Inc., 6.88%, 03/01/33(c)		14	13,220
Solaris Energy Infrastructure, Inc.(k)
4.75%, 05/01/30		261	619,353
0.25%, 10/01/31		841	1,050,199
Solventum Corp., 5.60%, 03/23/34		130	132,900
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(f)(g)(i)(j)		952	—
Sonic Automotive, Inc., 4.88%, 11/15/31(c)		56	53,078
Spirit Airlines Pass-Through Trust
Series 2015-1A, Class A, 4.10%, 10/01/29		7	6,871
Series 2015-1A, Class A, 3.65%, 08/15/31(g)(i)		206	188,466
Series 2017-1AA, Class AA, 3.38%, 08/15/31		79	73,761
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		23	23,015
Standard Building Solutions, Inc., 6.25%, 08/01/33(c)		152	150,291
Starwood Property Trust, Inc., 3.63%, 07/15/26(c)		121	120,258
Stem, Inc., 0.50%, 12/01/28(c)(k)		27	11,055
STL Holding Co. LLC, 8.75%, 02/15/29(c)		95	98,148
Sunoco LP(c)
4.63%, 05/01/30		68	65,441
6.25%, 07/01/33		117	117,510
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(c)		75	74,137
Synchrony Financial(b)
(1-day SOFR + 1.40%), 5.02%, 07/29/29		93	92,909
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30		79	80,268
Talen Energy Supply LLC, 8.63%, 06/01/30(c)		100	104,908
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
5.50%, 01/15/28		14	13,882
6.00%, 12/31/30		80	79,592
Tenet Healthcare Corp.
4.63%, 06/15/28		154	152,621
4.38%, 01/15/30		100	96,858
Tenneco, Inc., 8.00%, 11/17/28(c)		100	99,644
T-Mobile USA, Inc., 5.65%, 01/15/53		368	348,028
TransDigm, Inc.(c)
6.38%, 03/01/29		100	101,866
6.63%, 03/01/32		176	179,497
6.38%, 05/31/33		67	66,643
Transocean International Ltd., 8.25%, 05/15/29(c)		60	61,995
Travel & Leisure Co., 6.63%, 07/31/26(c)		100	100,085
U.S. Bancorp, (3-mo. EURIBOR + 0.80%), 2.82%, 05/21/28(b)	EUR	400	462,807
U.S. Foods, Inc., 6.88%, 09/15/28(c)	USD	118	120,603
Uber Technologies, Inc., 5.35%, 09/15/54		47	43,278
UKG, Inc., 6.88%, 02/01/31(c)		64	62,548
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		34	32,658
United Rentals North America, Inc., 3.75%, 01/15/32		138	126,475
Security		Par (000)	Value
United States (continued)
United Wholesale Mortgage LLC(c)
5.75%, 06/15/27	USD	119	$ 117,121
5.50%, 04/15/29		30	28,080
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)		72	71,626
Univision Communications, Inc.(c)
4.50%, 05/01/29		95	89,252
7.38%, 06/30/30		56	54,876
9.38%, 08/01/32		16	16,490
USA Compression Partners LP/USA Compression Finance Corp.(c)
7.13%, 03/15/29		12	12,278
6.25%, 10/01/33		23	22,928
UWM Holdings LLC, 6.25%, 03/15/31(c)		67	61,016
Valero Energy Corp., 5.15%, 03/10/36		20	19,715
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(c)		45	46,027
Venture Global LNG, Inc.(c)
7.00%, 01/15/30		113	115,379
8.38%, 06/01/31		109	113,357
9.88%, 02/01/32		100	107,399
Venture Global Plaquemines LNG LLC(c)
7.50%, 05/01/33		89	97,829
6.75%, 01/15/36		128	135,571
Verisk Analytics, Inc., 4.45%, 03/15/31		10	9,834
Verizon Communications, Inc., 3.70%, 03/22/61		778	518,402
Versant Media Group, Inc., 7.25%, 01/30/31(c)		26	26,608
VF Corp., 0.25%, 02/25/28	EUR	100	105,805
Viasat, Inc., 5.63%, 04/15/27(c)	USD	98	97,338
Viking Cruises Ltd., 7.00%, 02/15/29(c)		159	159,292
Vistra Operations Co. LLC(c)
5.63%, 02/15/27		100	100,000
7.75%, 10/15/31		81	84,846
Vital Energy, Inc., 7.88%, 04/15/32(c)		40	40,866
VoltaGrid LLC, 7.38%, 11/01/30(c)		243	250,973
Voyager Parent LLC, 9.25%, 07/01/32(c)		82	85,134
Wayfair LLC, 7.25%, 10/31/29(c)		54	55,122
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(c)		4	3,873
WESCO Distribution, Inc., 6.38%, 03/15/33(c)		96	97,801
Westbay, 11.00%, 02/06/30(f)		1,688	1,666,900
Whirlpool Corp., 6.50%, 06/15/33		100	94,743
Williams Scotsman, Inc., 4.63%, 08/15/28(c)		27	26,561
Windstream Services LLC, 7.50%, 10/15/33(c)		22	22,872
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		15	14,806
Xerox Corp., 10.25%, 10/15/30(c)		347	260,250
XHR LP, 4.88%, 06/01/29(c)		25	24,219
Yum! Brands, Inc., 4.63%, 01/31/32		100	95,493
			77,745,691
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)		200	203,440
6.75%, 05/14/30(a)		200	205,540
6.95%, 10/17/31(c)		200	208,000
			616,980
Venezuela — 0.0%
Petroleos de Venezuela SA, 6.00%, 11/15/26(a)(g)(i)		185	63,230
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	USD	290	$ 284,711
Total Corporate Bonds — 16.9% (Cost: $150,181,921)			148,102,569
Floating Rate Loan Interests(b)
Cayman Islands — 0.0%
Usavflow II Ltd., Term Loan B, (1-mo. CME Term SOFR + 6.50%), 10.17%, 08/16/29(f)		297	297,011
France — 0.1%
Vivalto Sante Investissement SA, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.63%, 07/21/31	EUR	1,000	1,153,781
Luxembourg — 0.2%
Al Mansart (Luxembourg) Bidco SCS(f)
2025 Upsize Term Loan, (6-mo. CME Term SOFR + 5.25%), 8.99%, 09/01/28	USD	119	118,755
Term Loan B, (6-mo. CME Term SOFR + 5.25%), 8.99%, 06/23/28		168	167,425
Cobham Ultra SeniorCo SARL, EUR Term Loan B, 08/06/29(o)	EUR	1,000	1,150,799
			1,436,979
Netherlands — 0.3%
Nobian Finance BV, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.40%), 5.42%, 07/01/30		1,000	1,084,927
QSRP Finco BV, 2025 EUR 1st Lien Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 3.75%), 5.91%, 06/19/31		1,000	1,125,995
			2,210,922
Spain — 0.2%
Financiere Pax SAS, 2025 EUR Repriced Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.64%, 12/31/29		1,133	1,284,262
Sweden — 0.1%
Quimper AB, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.99%, 03/31/30		1,000	1,137,218
United Kingdom — 0.7%
Boots Group Bidco Ltd., EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.40%, 08/30/32		1,400	1,616,896
CD&R Firefly Bidco PLC, 2025 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.28%, 04/30/29		1,000	1,154,116
Froneri Lux Finco SARL, 2025 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 4.90%, 09/30/32		2,035	2,311,919
Rubix Group Midco 3 Limited, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.48%, 09/30/31		1,000	1,128,399
			6,211,330
United States — 0.9%
Argento LLC, Term Loan A, 04/30/31(o)	USD	364	349,440
Cirkul, Inc., 2nd Lien PIK Term Loan, (9.22% PIK), 9.22%, 04/23/28(f)(j)		383	299,274
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 7.46%, 09/29/28		234	215,686
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.40%, 07/31/28(f)		846	844,134
Security		Par (000)	Value
United States (continued)
Coreweave Compute Acquisition Co. IV, LLC(f)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.73%, 05/16/29	USD	883	$ 884,899
2025 5th Amendment Delayed Draw Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 09/30/30		598	581,964
CPV Fairview LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.20%, 08/14/31		237	235,645
Crescent Midstream Operating LLC, Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.42%, 02/18/33		560	561,165
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 8.25%, 04/15/27		89	78,450
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.02%, 12/21/28		132	126,862
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.17%, 02/17/31		306	305,896
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 08/30/30		457	453,645
EIS Group, Inc.(f)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.67%, 07/10/28		53	48,195
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.67%, 07/10/28		532	481,948
Flexsys Holdings, Inc., 2025 Second Out Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.51%), 9.17%, 08/01/29		87	5,266
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 9.43%, 10/25/28(f)		91	45,757
ITG Communications LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 07/09/31(f)		454	431,437
Jack Ohio Finance LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.67%, 02/02/32		63	62,410
Kestrel Acquisition, LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.76%, 11/06/31		198	198,052
Maverick Gaming LLC, 2024 Second Out Term Loan, 0.00%, 04/01/28(f)(g)(i)		119	4,656
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 10.77%, 11/01/29		74	5,920
Montage Hotels & Resorts LLC(f)(j)
PIK Revolver, (3-mo. CME Term SOFR + 6.00%), 9.69%, 02/16/29		90	84,541
PIK Term Loan, (3-mo. CME Term SOFR + 6.00%), 9.65%, 02/16/29		260	245,102
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.42%, 11/12/32(f)		194	194,028
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 7.68%, 10/28/27		232	217,105
Peninsula Pacific Entertainment LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.45%, 10/01/32		517	513,718

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
RunItOneTime LLC(f)
2nd Amendment Final New Money DIP Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 12.50%), 16.17%, 04/16/26	USD	42	$ 41,523
2nd Amendment Roll Up Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00% and 11.50% PIK), 16.17%, 04/16/26(j)		72	71,134
Roll-Up DIP Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00% and 11.50% PIK), 16.17%, 04/16/26(j)		3	3,474
Sabre GLBL, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 9.77%, 11/15/29		52	40,995
2025 11th Amendment Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.02%, 07/30/29		31	24,219
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.35%), 10.02%, 07/30/29		127	99,305
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 8.85%, 01/22/29		64	41,609
West Deptford Energy Holdings LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.78%, 07/24/32		181	179,506
Xerox Corp., 2023 Non-CoOp Term Loan, (6-mo. CME Term SOFR + 4.00%), 7.70%, 11/19/29		98	61,600
			8,038,560
Total Floating Rate Loan Interests — 2.5% (Cost: $22,727,076)			21,770,063
Foreign Agency Obligations
Angola(a) — 0.1%
Angola Government International Bonds
8.25%, 05/09/28		200	201,600
9.24%, 01/15/31		200	202,188
			403,788
Argentina — 0.1%
Argentina Treasury Bond BONCER, 0.00%, 12/15/27(n)	ARS	184,390	310,295
Argentine Republic Government International Bonds
1.00%, 07/09/29	USD	9	7,678
1.75%, 07/09/30(l)		25	20,997
4.75%, 07/09/35(l)		120	86,760
4.88%, 07/09/41(l)		216	144,859
Bonos Para La Reconstruccion De Una Argentina Libre, Series 4B, 3.00%, 10/31/28		116	98,029
			668,618
Australia(a) — 0.0%
Australia Government Bonds
3.75%, 04/21/37	AUD	80	49,265
Series 136, 4.75%, 04/21/27		220	151,966
Series 149, 2.25%, 05/21/28		90	59,075
			260,306
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(c)	USD	181	184,801
Security		Par (000)	Value
Belgium — 0.0%
Kingdom of Belgium Government Bonds, Series 85, 0.80%, 06/22/28(a)(c)	EUR	5	$ 5,539
Benin(a) — 0.0%
Benin Government International Bonds, 4.95%, 01/22/35		100	100,917
Benin Sukuk SA, 6.20%, 01/29/33	USD	200	185,654
			286,571
Brazil — 0.9%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/27	BRL	25	4,602,892
10.00%, 01/01/29		— (d)	10,858
Brazilian Government International Bonds, 3.75%, 09/12/31	USD	3,900	3,588,000
			8,201,750
Bulgaria — 0.0%
Bulgaria Government International Bonds, Series 13Y, 5.00%, 03/05/37(a)		22	21,188
Canada — 0.0%
Canadian Government Bonds
2.75%, 03/01/30	CAD	76	54,081
3.50%, 12/01/45		140	96,775
2.75%, 12/01/48		210	126,358
			277,214
Cayman Islands — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(a)	USD	200	199,408
China — 6.3%
China Government Bonds
1.67%, 06/15/26	CNY	127,370	18,504,909
2.05%, 04/15/29		74,580	11,054,800
2.68%, 05/21/30		12,080	1,840,705
3.02%, 05/27/31		105,780	16,563,010
2.88%, 02/25/33		15,000	2,359,072
2.11%, 08/25/34		8,780	1,311,054
3.19%, 04/15/53		21,580	3,640,621
3.25%, 11/22/28		100	15,322
			55,289,493
Colombia — 1.0%
Colombian TES
Series B, 5.75%, 11/03/27	COP	15,101,900	3,648,141
Series B, 12.50%, 02/27/30		2,818,700	728,672
Series B, 7.75%, 09/18/30		15,568,600	3,392,977
Series B, 7.00%, 06/30/32		1,569,500	311,879
Series B, 7.25%, 10/26/50		2,147,800	339,828
Series B, 12.00%, 03/13/58		119,600	29,288
			8,450,785
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(a)	USD	351	380,835
Czech Republic — 0.3%
Czech Republic Government Bonds
4.00%, 04/04/44	CZK	16,770	677,567
Series 154, 4.50%, 11/11/32		37,780	1,760,398
Series 49, 4.20%, 12/04/36(a)		5,530	245,176
			2,683,141
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Denmark — 0.0%
Denmark Government Bonds, Series 31Y, 4.50%, 11/15/39	DKK	450	$ 80,728
Dominican Republic — 0.2%
Dominican Republic International Bonds
5.95%, 01/25/27(a)	USD	136	136,680
4.50%, 01/30/30(c)		150	142,500
10.75%, 06/01/36(c)	DOP	61,550	1,065,881
10.75%, 06/01/36(a)		8,000	138,538
			1,483,599
Ecuador — 0.0%
Ecuador Government International Bonds
8.75%, 01/29/34(c)	USD	200	196,350
6.90%, 07/31/35(a)		33	28,768
			225,118
Egypt — 0.3%
Egypt Government Bonds
23.44%, 07/01/28	EGP	24,515	436,246
Series 3Y, 25.32%, 08/13/27		582	10,577
Series 3Y, 24.46%, 10/01/27		16,551	297,836
Series 3Y, 24.14%, 12/03/27		3,453	61,916
Series 3Y, 21.38%, 02/04/28		18,123	318,595
Series 3Y, 21.95%, 03/04/28		2,225	39,591
Egypt Government International Bonds(a)
7.50%, 01/31/27	USD	200	200,794
6.59%, 02/21/28		200	198,490
8.63%, 02/04/30		200	206,578
5.63%, 04/16/30	EUR	281	303,374
8.50%, 01/31/47	USD	200	172,375
7.90%, 02/21/48		200	161,887
7.50%, 02/16/61		200	152,080
			2,560,339
El Salvador — 0.0%
El Salvador Government International Bonds, 8.63%, 02/28/29(a)		110	114,785
Ethiopia — 0.0%
Ethiopia International Bonds, 6.63%, 12/11/24(a)(g)(i)		200	204,000
France — 0.0%
French Republic Government Bond OAT, 3.20%, 05/25/35(a)(c)	EUR	2	2,228
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(a)	USD	400	374,244
Germany — 4.1%
Bundesschatzanweisungen, 2.00%, 12/16/27(a)	EUR	31,140	35,623,742
Ghana(a) — 0.1%
Ghana Government International Bonds
6.00%, 07/03/29(l)	USD	456	433,357
0.00%, 01/03/30(n)		8	7,060
6.00%, 07/03/35(l)		56	47,781
			488,198
Greece(a)(c) — 0.2%
Hellenic Republic Government Bonds
2.00%, 04/22/27	EUR	92	105,913
1.50%, 06/18/30		1,740	1,886,913
			1,992,826
Security		Par (000)	Value
Guatemala — 0.0%
Guatemala Government Bonds, 6.60%, 06/13/36(c)	USD	205	$ 214,574
Hungary — 0.2%
Hungary Government Bonds, 7.00%, 10/24/35	HUF	410,800	1,218,998
Hungary Government International Bonds(a)
5.50%, 06/16/34	USD	200	197,344
Series 4Y, 5.00%, 02/22/27	EUR	186	218,108
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)		200	242,372
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	USD	200	203,794
			2,080,616
Indonesia — 0.4%
Indonesia Treasury Bonds
7.00%, 05/15/27	IDR	38,658,000	2,301,464
6.50%, 07/15/30		18,311,000	1,073,863
8.25%, 06/15/32		473,000	29,725
7.00%, 02/15/33		3,641,000	215,210
6.63%, 05/15/33		2,445,000	142,031
			3,762,293
Ireland(a) — 1.1%
Ireland Government Bonds
2.60%, 10/18/34	EUR	6,134	6,819,354
3.15%, 10/18/55		2,325	2,422,793
			9,242,147
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 3.85%, 09/01/49(a)(c)		700	741,042
Ivory Coast(a) — 0.0%
Ivory Coast Government International Bonds
6.38%, 03/03/28	USD	133	134,201
5.88%, 10/17/31	EUR	100	112,753
			246,954
Japan — 0.9%
Japan Government Forty Year Bonds, Series 15, 1.00%, 03/20/62	JPY	1,882,200	5,598,983
Japan Government Thirty Year Bonds
Series 86, 2.40%, 03/20/55		246,700	1,201,346
Series 88, 3.20%, 09/20/55		124,500	718,077
			7,518,406
Jordan — 0.0%
Jordan Government International Bonds, 7.50%, 01/13/29(a)	USD	200	205,637
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(a)		200	205,190
Lebanon(a)(g)(i) — 0.1%
Lebanon Government International Bonds
6.25%, 11/04/24		185	43,568
6.20%, 02/26/25		466	109,743
6.65%, 11/03/28		112	26,376
6.10%, 10/04/49		146	34,383
Series 10Y, 6.00%, 01/27/23		108	25,434
Series 10Y, 6.85%, 03/23/27		464	109,272
Series 15YR, 7.00%, 03/23/32		146	34,675
Series 8Y, 6.65%, 04/22/24		257	60,523
			443,974
Mexico — 2.3%
Eagle Funding Luxco SARL, 5.50%, 08/17/30(c)		250	250,625

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mexico (continued)
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	889	$ 4,963,996
Series M, 8.50%, 03/01/29		415	2,315,086
Series M, 8.50%, 05/31/29		1,084	60,353
Series M, 7.75%, 05/29/31		763	4,052,173
Series M, 8.00%, 02/21/36		76	387,856
Series M, 7.75%, 11/13/42		276	1,276,960
Mexico Government International Bonds
6.00%, 05/13/30	USD	4,265	4,407,878
4.50%, 03/19/34	EUR	408	457,972
5.63%, 09/22/35	USD	321	310,407
5.13%, 03/19/38	EUR	100	111,568
6.05%, 01/11/40	USD	182	176,540
5.38%, 05/16/40	EUR	377	419,689
7.38%, 05/13/55	USD	1,158	1,215,900
			20,407,003
Mongolia(a) — 0.1%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27		300	301,500
Development Bank of Mongolia LLC, 8.50%, 07/03/28		200	201,150
			502,650
Morocco — 0.0%
Morocco Government International Bonds, 4.75%, 04/02/35(c)	EUR	100	113,736
Nigeria(a) — 0.1%
Nigeria Government International Bonds
6.13%, 09/28/28	USD	200	198,400
8.38%, 03/24/29		200	209,500
			407,900
Pakistan(a) — 0.1%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/29		200	197,250
Pakistan Government International Bonds
6.88%, 12/05/27		200	197,100
7.38%, 04/08/31		200	185,400
			579,750
Paraguay — 0.1%
Paraguay Government International Bonds, 8.50%, 04/04/38(c)	PYG	5,503,000	838,181
Peru — 0.1%
Peru Government International Bonds
2.78%, 01/23/31	USD	11	10,043
1.86%, 12/01/32		18	14,832
7.60%, 08/12/39(c)	PEN	1,334	396,853
7.60%, 08/12/39(a)		1,231	366,212
			787,940
Philippines — 1.1%
Philippines Government Bonds
6.38%, 07/27/30	PHP	109,320	1,784,613
6.00%, 08/20/30		283,250	4,553,142
6.38%, 04/28/35		194,750	3,098,641
5.93%, 02/23/36		30,000	459,169
			9,895,565
Poland — 1.1%
Republic of Poland Government Bonds
5.00%, 10/25/35	PLN	10,373	2,616,512
Series 0130, 5.00%, 01/25/30		2,394	643,582
Series 0429, 5.75%, 04/25/29		9,897	2,730,606
Series 0729, 4.75%, 07/25/29		5,527	1,475,281
Security		Par (000)	Value
Poland (continued)
Republic of Poland Government Bonds (continued)
Series 1034, 5.00%, 10/25/34	PLN	6,395	$ 1,639,195
Republic of Poland Government International Bonds
Series 10Y, 4.88%, 10/04/33	USD	5	4,989
Series 30Y, 5.50%, 04/04/53		23	21,148
Series 5Y, 4.88%, 02/12/30		147	150,087
			9,281,400
Qatar — 0.0%
Qatar Government International Bonds, 3.25%, 06/02/26(a)		200	199,500
Romania — 0.2%
Romanian Government International Bonds
5.25%, 11/25/27(a)		118	117,909
5.25%, 11/25/27(c)		16	15,988
6.63%, 02/17/28(a)		16	16,330
5.88%, 01/30/29(a)		708	711,667
5.25%, 03/10/30(a)	EUR	127	148,921
5.75%, 09/16/30(c)	USD	30	29,873
3.00%, 02/14/31(a)		24	21,071
2.12%, 07/16/31(a)	EUR	31	30,752
3.63%, 03/27/32(a)	USD	48	42,069
5.25%, 05/30/32(a)	EUR	154	175,612
4.63%, 03/04/33(c)		18	19,414
5.38%, 06/07/33(c)		38	42,687
6.25%, 09/10/34(c)		25	29,257
6.13%, 10/07/37(c)		38	42,512
6.75%, 07/11/39(c)		11	12,668
2.75%, 04/14/41(a)		32	23,145
6.50%, 10/07/45(c)		49	54,105
			1,533,980
Saudi Arabia — 0.1%
Saudi Government International Bonds
5.13%, 01/13/28(c)	USD	200	201,400
4.75%, 01/18/28(a)		200	200,075
5.00%, 01/18/53(c)		221	186,632
			588,107
Senegal — 0.0%
Senegal Government International Bonds, 4.75%, 03/13/28(a)	EUR	155	111,285
South Africa — 1.7%
Republic of South Africa Government Bonds
Series 2030, 8.00%, 01/31/30	ZAR	94,249	5,508,425
Series 2035, 8.88%, 02/28/35		364	21,131
Series 2037, 8.50%, 01/31/37		54,932	3,032,479
Series R213, 7.00%, 02/28/31		109,651	6,071,738
Republic of South Africa Government International Bonds, 7.25%, 12/11/55(c)	USD	200	182,900
			14,816,673
South Korea — 0.2%
Korea Treasury Bonds, 2.63%, 09/10/55	KRW	3,664,860	1,902,575
Spain — 3.7%
Spain Government Bonds
2.70%, 01/31/30	EUR	3	3,445
1.25%, 10/31/30(a)(c)		1	1,074
2.60%, 05/31/31		767	869,544
3.15%, 04/30/35(a)(c)		25,377	28,725,806
3.20%, 10/31/35(a)(c)		740	837,109
3.90%, 07/30/39(a)(c)		462	541,556
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain (continued)
Spain Government Bonds (continued)
2.90%, 10/31/46(a)(c)	EUR	866	$ 848,319
3.45%, 07/30/66(a)(c)		688	686,040
			32,512,893
Sri Lanka — 0.1%
Sri Lanka Government International Bonds
4.00%, 04/15/28(a)	USD	135	129,512
4.00%, 04/15/28(c)		41	39,215
3.35%, 01/15/30(c)(l)		43	39,625
3.35%, 01/15/30(a)(l)		4	3,690
3.60%, 03/15/33(c)(l)		85	70,916
5.10%, 06/15/35(a)(l)		166	125,615
5.10%, 06/15/35(c)(l)		58	43,918
3.85%, 05/15/36(c)(l)		39	34,387
3.85%, 02/15/38(c)(l)		79	70,472
			557,350
Sweden(a) — 0.0%
Sweden Government Bonds
Series 1053, 3.50%, 03/30/39	SEK	250	27,933
Series 1059, 1.00%, 11/12/26		960	100,700
			128,633
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 6.40%, 06/26/34(a)	USD	200	198,800
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26(a)	EUR	316	363,032
Turkey — 0.2%
Turkiye Government Bonds
27.70%, 09/27/34	TRY	18,171	362,271
Series 10Y, 26.20%, 10/05/33		13,115	250,404
Series 5Y, 31.08%, 11/08/28		14,196	284,941
Series 5Y, 30.00%, 09/12/29		12,103	234,696
Series 5Y, 33.90%, 10/02/30		1,000	21,568
Turkiye Government International Bonds
9.13%, 07/13/30	USD	200	218,350
Series 10Y, 9.38%, 01/19/33		200	222,040
			1,594,270
Ukraine(l) — 0.1%
Ukraine Government International Bonds
6.00%, 02/01/29(a)		21	14,700
3.00%, 02/01/30(c)		7	3,911
5.50%, 02/01/32(a)		204	146,650
3.00%, 02/01/34(a)		40	17,040
6.00%, 02/01/34(a)		27	14,337
3.00%, 02/01/35(a)		364	166,700
3.00%, 02/01/35(c)		14	6,487
6.00%, 02/01/35(a)		200	104,404
3.00%, 02/01/36(a)		491	224,509
6.00%, 02/01/36(a)		105	53,440
6.00%, 02/01/36(c)		16	8,401
			760,579
United Arab Emirates — 0.0%
Abu Dhabi Government International Bonds, 4.88%, 04/30/29(a)		200	202,200
Security		Par (000)	Value
United Kingdom(a) — 0.4%
U.K. Gilts
1.75%, 09/07/37	GBP	60	$ 56,934
4.75%, 12/07/38		30	38,278
3.25%, 01/22/44		165	164,043
3.50%, 01/22/45		700	714,625
1.50%, 07/22/47		1,040	688,823
3.75%, 10/22/53		244	241,013
0.50%, 10/22/61		4,373	1,364,341
			3,268,057
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	22	19,912
Uruguay Government International Bonds
9.75%, 07/20/33	UYU	11,488	313,021
8.00%, 10/29/35		26,179	651,812
			984,745
Uzbekistan(a) — 0.1%
Republic of Uzbekistan International Bonds
5.38%, 05/29/27	EUR	151	175,627
7.85%, 10/12/28	USD	200	208,625
			384,252
Venezuela(g)(i) — 0.0%
Venezuela Government International Bonds
9.25%, 09/15/27		106	50,350
11.95%, 08/05/31(a)		269	136,921
			187,271
Zambia — 0.0%
Zambia Government International Bonds, 7.50%, 06/30/33(a)(l)		66	62,007
Total Foreign Agency Obligations — 28.3% (Cost: $252,812,420)			248,294,411

	Shares
Grantor Trust
United States(g)(q) — 0.2%
iShares Bitcoin Trust ETF(p)	23,922	919,083
iShares Ethereum Trust ETF(p)	16,400	259,612
SPDR Gold Shares	1,420	611,012
Total Grantor Trust — 0.2% (Cost: $1,969,163)		1,789,707
Investment Companies
United States — 6.0%
iShares China Large-Cap ETF(p)	9,138	328,054
iShares Flexible Income Active ETF(p)	344,000	17,863,920
iShares iBoxx $ High Yield Corporate Bond ETF(p)	113,900	9,061,884
iShares iBoxx $ Investment Grade Corporate Bond ETF(p)	209,200	22,800,708
iShares JP Morgan USD Emerging Markets Bond ETF(p)	17,814	1,673,269
iShares MSCI Brazil ETF(p)	4,886	187,574

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
iShares Russell 2000 ETF(p)	2,700	$ 669,600
VanEck Semiconductor ETF	842	322,823
Total Investment Companies — 6.0% (Cost: $53,219,804)		52,907,832

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	USD	170	179,220
California — 0.0%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(c)		180	180,011
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(b)(g)(i)		1,721	1,049,744
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(c)		210	210,179
Total Municipal Bonds — 0.2% (Cost: $1,320,323)			1,619,154
Non-Agency Mortgage-Backed Securities
Australia(b) — 0.5%
AFG Trust, Series 2026-1, Class A1L, (1-Month BBSW + 0.95%), 4.79%, 10/10/57(a)	AUD	1,000	686,321
La Trobe Financial Capital Markets Trust, Series 2025-1, Class A1L, (1-Month BBSW + 1.05%), 5.00%, 05/15/57		472	324,826
Pepper Prime Trust(a)
Series 2025-1, Class A1A, (1-Month BBSW + 0.95%), 4.90%, 04/12/67		500	343,440
Series 2025-1, Class A2, (1-Month BBSW + 1.10%), 5.05%, 04/12/67		500	342,536
Sapphire XXXII Trust, Series 2025-1, Class A1L, (1- Month BBSW + 1.10%), 5.05%, 06/14/66		788	543,249
SAPPHIRE XXXII Trust(a)
Series 2025-2, Class A1L, (1-Month BBSW + 1.00%), 4.95%, 02/12/67		1,540	1,057,965
Series 2025-2, Class A2, (1-Month BBSW + 1.10%), 5.05%, 02/12/67		500	343,343
Triton Bond Trust, Series 2026-1, Class A2, (1-Month BBSW + 1.15%), 4.99%, 02/15/58		500	341,453
Turquoise V Trust, Series 2026-1, Class A2, (1-Month BBSW + 1.20%), 5.15%, 06/12/67(a)		500	344,444
			4,327,577
Cayman Islands — 0.0%
AREIT Ltd., Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 5.36%, 05/17/41(b)(c)	USD	172	171,982
Ireland(a)(b) — 0.3%
Lagarino European Loan Conduit No 40 DAC, Series 40X, Class A, (3-mo. EURIBOR + 1.50%), 3.61%, 06/22/37	EUR	362	417,568
Security		Par (000)	Value
Ireland (continued)
Last Mile Securities PE DAC, Series 2021-1X, Class A1, (3-mo. EURIBOR + 0.90%), 2.90%, 08/17/31	EUR	300	$ 346,623
Taurus, Series 2025-UK2X, Class A, (1-day SONIA GBP 1.50%), 5.24%, 02/18/35	GBP	269	356,349
Thunder Logistics DAC, Series 2024-1X, Class A, (3-mo. EURIBOR + 1.50%), 3.50%, 11/17/36	EUR	113	130,599
U.K. Logistics DAC, Series 2025-2X, Class A, (1-day SONIA GBP 1.33%), 5.08%, 08/17/35	GBP	911	1,208,987
			2,460,126
Japan — 0.0%
Japan Housing Finance Agency/Kiko, Series 180, Class 1, 0.50%, 05/10/57	JPY	80,672	373,623
Luxembourg(a)(b) — 0.1%
Vanir Logistics Finance SARL
Series 1X, Class A, (3-mo. EURIBOR + 1.30%), 3.37%, 07/23/37	EUR	266	306,915
Series 1X, Class B, (3-mo. EURIBOR + 1.60%), 3.67%, 07/23/37		106	122,110
Series 1X, Class C, (3-mo. EURIBOR + 1.90%), 3.97%, 07/23/37		100	115,155
			544,180
Netherlands(a)(b) — 0.1%
Fairbridge BV
Series 2025-1, Class A, (3-mo. EURIBOR + 0.95%), 2.97%, 02/24/62		514	594,454
Series 2025-1, Class B, (3-mo. EURIBOR + 1.25%), 3.27%, 02/24/62		90	103,162
			697,616
Spain(a)(b) — 0.0%
Santander Residential
Series 1, Class A, (3-mo. EURIBOR + 0.85%), 2.95%, 10/18/68		200	231,448
Series 1, Class B, (3-mo. EURIBOR + 1.10%), 3.20%, 10/18/68		100	115,018
			346,466
United Kingdom(a)(b) — 1.6%
Atlas Funding PLC
Series 2024-1, Class A, (1-day SONIA GBP 0.85%), 4.58%, 09/20/61	GBP	187	248,060
Series 2025-2, Class B, (1-day SONIA GBP 1.10%), 4.83%, 07/20/67		100	132,258
Series 2025-2, Class E, (1-day SONIA GBP 3.07%), 6.80%, 07/20/67		100	131,969
Braccan Mortgage Funding
Series 2024-1, Class A, (1-day SONIA GBP 0.84%), 4.59%, 02/15/67		347	459,248
Series 2025-1X, Class A, (1-day SONIA GBP 0.84%), 4.58%, 05/17/67		266	351,976
Braccan Mortgage Funding PLC
Series 2025-2X, Class A, (1-day SONIA GBP 0.86%), 4.68%, 01/17/68		1,000	1,323,614
Series 2025-2X, Class B, (1-day SONIA GBP 1.10%), 4.92%, 01/17/68		136	180,186
Castell PLC, Series 2025-1, Class A, (1-day SONIA GBP 0.97%), 4.70%, 01/27/62		186	246,379
Citadel PLC, Series 2024-1, Class A, (1-day SONIA GBP 1.02%), 4.75%, 04/28/60		226	299,269
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
East One PLC
Series 2025-1, Class A, (1-day SONIA GBP 0.97%), 4.70%, 02/25/58	GBP	689	$ 912,226
Series 2025-1, Class C, (1-day SONIA GBP 1.90%), 5.63%, 02/25/58		100	132,500
Exmoor Funding PLC
Series 2024-1, Class A, (1-day SONIA GBP 0.88%), 4.63%, 03/25/94		197	261,292
Series 2024-1, Class B, (1-day SONIA GBP 1.50%), 5.25%, 03/25/94		100	133,039
Meridian Funding PLC
Series 2025-1, Class A, (1-day SONIA GBP 0.85%), 4.58%, 02/20/68		984	1,300,659
Series 2025-1, Class B, (1-day SONIA GBP 1.30%), 5.03%, 02/20/68		200	264,426
Mortimer PLC
Series 2025-1, Class A, (1-day SONIA GBP 0.81%), 4.56%, 09/22/70		889	1,175,346
Series 2025-1, Class B, (1-day SONIA GBP 1.25%), 5.00%, 09/22/70		138	183,076
PMF PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.98%), 4.71%, 07/16/60		207	274,380
Polaris PLC
Series 2025-2, Class B, (1-day SONIA GBP 1.05%), 4.78%, 08/25/68		100	131,892
Series 2025-3X, Class A, (1-day SONIA GBP 0.82%), 4.55%, 10/27/69		874	1,155,067
Series 2025-3X, Class B, (1-day SONIA GBP 1.10%), 4.83%, 10/27/69		100	132,035
Sage AR Funding
Series 2026-1X, Class A, (1-day SONIA GBP 1.25%), 5.12%, 05/18/38		880	1,160,589
Series 2026-1X, Class B, (1-day SONIA GBP 1.50%), 5.37%, 05/18/38		1,000	1,315,765
Series 2026-1X, Class C, (1-day SONIA GBP 1.75%), 5.62%, 05/18/38		358	470,787
Series 2026-1X, Class D, (1-day SONIA GBP 2.50%), 6.37%, 05/18/38		157	206,364
Stratton Mortgage Funding, Series 2024-3, Class A, (1-day SONIA GBP 0.98%), 4.72%, 06/25/49		134	176,839
Together Asset Backed Securitisation PLC
Series 2023-1, Class A, (1-day SONIA GBP 1.23%), 4.96%, 04/20/65		182	242,487
Series 2024-1ST2X, Class A, (1-day SONIA GBP 0.96%), 4.69%, 10/12/65		240	317,929
Series 2025-2ND1X, Class A, (1-day SONIA GBP 0.93%), 4.66%, 09/12/56		108	142,925
Series 2025-CRE1, Class A, (1-day SONIA GBP 1.20%), 4.93%, 01/15/57		413	548,962
U.K. Logistics DAC, Series 2024-2X, Class A, (1-day SONIA GBP 1.35%), 5.10%, 02/17/35		236	312,494
			14,324,038
United States — 10.9%
1345 Trust, Series 2025-AOA, Class A, (1 mo. Term SOFR + 1.60%), 5.27%, 06/15/42(b)(c)	USD	600	598,125
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(c)		250	241,410
Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, 06/25/70(c)		902	905,395
Arbor Multifamily Mortgage Securities Trust(c)
Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	1,088,652
Security		Par (000)	Value
United States (continued)
Arbor Multifamily Mortgage Securities Trust(c) (continued)
Series 2020-MF1, Class XA, 0.92%, 05/15/53(b)	USD	14,326	$ 432,437
ARES, Series 2024-IND2, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 10/15/34(b)(c)		590	590,000
ARES Commercial Mortgage Trust(b)(c)
Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 5.36%, 07/15/41		340	340,106
Series 2026-AZURE, Class B, (1 mo. Term SOFR + 1.60%), 5.25%, 03/15/38		245	245,000
Series 2026-AZURE, Class C, (1 mo. Term SOFR + 1.90%), 5.55%, 03/15/38		100	100,000
Atrium Hotel Portfolio Trust(b)(c)
Series 2017-ATRM, Class D, (1 mo. Term SOFR + 2.25%), 5.92%, 12/15/36		200	191,000
Series 2024-ATRM, Class A, 5.05%, 11/10/29		170	171,647
Series 2024-ATRM, Class E, 8.60%, 11/10/29		420	431,382
BAHA Trust(b)(c)
Series 2024-MAR, Class A, 5.57%, 12/10/41		1,140	1,163,248
Series 2024-MAR, Class C, 7.01%, 12/10/41		360	370,296
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.02%, 08/15/39(b)(c)		250	250,035
Bank, Series 2024-5YR6, Class A3, 6.23%, 05/15/57		940	977,798
Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A1, 5.64%, 05/25/65(b)(c)		751	753,842
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,177,487
Series 2018-TALL, Class A, (1 mo. Term SOFR + 0.92%), 4.59%, 03/15/37(b)(c)		625	592,210
Series 2025-C35, Class D, 4.50%, 07/15/58(c)		357	278,182
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.40%, 12/17/53(b)		4,739	241,051
BFLD Commercial Mortgage Trust(b)(c)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 11/15/41		710	710,222
Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 6.36%, 11/15/41		360	360,113
Series 2025-5MW, Class D, 6.37%, 10/10/42		501	507,559
Series 2025-660F, Class A, (1 mo. Term SOFR + 1.50%), 5.17%, 11/15/42		231	230,712
Series 2025-660F, Class D, (1 mo. Term SOFR + 2.75%), 6.42%, 11/15/42		467	465,832
BFLD Trust, Series 2025-FPM, Class B, 5.22%, 10/10/40(b)(c)		665	668,565
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1 mo. Term SOFR + 1.85%), 5.52%, 08/15/42(b)(c)		615	615,395
BMP, Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.06%, 06/15/41(b)(c)		310	308,838
BPR Commercial Mortgage Trust(b)(c)
Series 2025-STAR, Class A, 4.62%, 11/05/42		1,580	1,566,550
Series 2025-STAR, Class B, 5.02%, 11/05/42		470	466,969
BSTN Commercial Mortgage Trust, Series 2025-HUB, Class A, 4.57%, 04/13/41(b)(c)		230	229,704
BX Commercial Mortgage Trust(b)(c)
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 10/15/41		144	144,012
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 5.36%, 08/15/41		260	260,419
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 6.56%, 10/15/41		560	558,600
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 7.60%, 10/15/41		120	119,250

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
BX Commercial Mortgage Trust(b)(c) (continued)
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.31%, 05/15/41	USD	338	$ 337,913
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 7.41%, 02/15/39		664	662,550
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 6.81%, 02/15/39		520	520,768
Series 2026-VLT9, Class A, (1 mo. Term SOFR + 1.70%), 5.37%, 03/15/45		1,108	1,102,637
BX Trust(b)(c)
Series 2021-LBA, Class GJV, (1 mo. Term SOFR + 3.36%), 7.04%, 02/15/36		134	133,331
Series 2021-LBA, Class GV, (1 mo. Term SOFR + 3.36%), 7.04%, 02/15/36		712	709,505
Series 2024-BIO, Class A, (1 mo. Term SOFR + 1.64%), 5.31%, 02/15/41		435	433,909
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 7.36%, 04/15/41		535	532,136
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.21%, 06/15/37		519	518,906
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.16%, 06/15/41		647	642,956
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 7.61%, 06/15/41		375	371,109
Series 2025-TAIL, Class A, (1 mo. Term SOFR + 1.40%), 5.07%, 06/15/35		840	840,000
Series 2025-VLT6, Class A, (1 mo. Term SOFR + 1.44%), 5.12%, 03/15/42		530	526,356
Series 2025-VOLT, Class A, (1 mo. Term SOFR + 1.70%), 5.37%, 12/15/44		1,435	1,430,516
BXP Trust(b)(c)
Series 2017-CC, Class D, 3.55%, 08/13/37		110	91,600
Series 2017-CC, Class E, 3.55%, 08/13/37		220	172,579
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 5.56%, 07/15/41(b)(c)		140	140,000
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		1,700	1,692,333
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		310	296,288
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49		750	741,188
Series 2020-420K, Class D, 3.31%, 11/10/42(b)(c)		360	321,544
Series 2020-420K, Class X, 0.80%, 11/10/42(b)(c)		20,000	643,312
COLT Mortgage Loan Trust, Series 2025-5, Class A1, 5.54%, 05/25/70(c)		1,555	1,560,951
Commercial Mortgage Trust
Series 2016-DC2, Class B, 4.73%, 02/10/49(b)		80	80,191
Series 2016-DC2, Class C, 4.73%, 02/10/49(b)		100	98,298
Series 2025-167G, Class B, 5.93%, 08/10/40(c)		324	322,059
Series 2025-SBX, Class B, 5.55%, 08/10/41(b)(c)		823	817,931
CONE Trust(b)(c)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.31%, 08/15/41		130	129,066
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 7.56%, 08/15/41		160	158,535
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.72%, 08/15/51(b)		750	706,235
CSMC, Series 2021-BHAR, Class A, (1 mo. Term SOFR + 1.26%), 4.94%, 11/15/38(b)(c)		1,850	1,825,719
CSTL Commercial Mortgage Trust(b)(c)
Series 2024-GATE, Class A, 4.76%, 11/10/41		245	244,350
Series 2026-GATE3, Class D, 5.52%, 02/10/43		100	98,338
Security		Par (000)	Value
United States (continued)
DBC Mortgage Trust(b)(c)
Series 2025-DBC, Class C, (1 mo. Term SOFR + 2.05%), 5.72%, 11/15/42	USD	1,253	$ 1,248,304
Series 2025-DBC, Class D, (1 mo. Term SOFR + 2.60%), 6.27%, 11/15/42		405	403,482
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 5.56%, 08/15/34(b)(c)		190	189,763
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(b)(c)		312	314,921
DC Trust, Series 2024-HLTN, Class F, 10.31%, 04/13/40(b)(c)		750	741,607
DK Trust(b)(c)
Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 7.67%, 03/15/34		1,100	1,101,328
Series 2025-LXP, Class B, (1 mo. Term SOFR + 1.84%), 5.52%, 08/15/37		268	268,000
Series 2025-LXP, Class C, (1 mo. Term SOFR + 2.24%), 5.92%, 08/15/37		287	287,000
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 4.80%, 08/10/42(b)(c)		647	652,971
ELM Trust(b)(c)
Series 2024-ELM, Class A10, 5.41%, 06/10/39		330	330,651
Series 2024-ELM, Class A15, 5.41%, 06/10/39		330	330,651
Series 2024-ELM, Class E10, 7.27%, 06/10/39		350	350,360
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(c)		1,187	1,200,853
Fontainebleau Miami Beach Mortgage Trust(b)(c)
Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.12%, 12/15/39		410	409,872
Series 2024-FBLU, Class F, (1 mo. Term SOFR + 4.25%), 7.92%, 12/15/39		410	411,281
FS Trust, Series 2026-ORL, Class D, (1 mo. Term SOFR + 2.40%), 6.07%, 02/15/41(b)(c)		542	540,984
Great Wolf Trust, Series 2024-WOLF, Class A, (1 mo. Term SOFR + 1.54%), 5.21%, 03/15/39(b)(c)		1,100	1,099,656
GS Mortgage Securities Corp. Trust(b)(c)
Series 2021-ROSS, Class A, (1 mo. Term SOFR + 1.41%), 5.09%, 05/15/26		100	95,250
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 6.46%, 03/15/28		1,500	1,504,687
Series 2024-RVR, Class E, 6.97%, 08/10/41		250	248,167
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.33%, 11/25/41		394	393,585
GS Mortgage Securities Trust, Series 2020-GSA2, Class XA, 1.65%, 12/12/53(b)(c)		3,395	196,236
GS Mortgage-Backed Securities Trust, Series 2025- NQM4, Class A1, 6.01%, 10/25/65(c)		380	378,969
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 5.36%, 05/15/41(b)(c)		1,100	1,100,000
HIH Trust(b)(c)
Series 2024-2061P, Class A, (1 mo. Term SOFR + 1.84%), 5.51%, 10/15/41		102	101,853
Series 2024-2061P, Class D, (1 mo. Term SOFR + 3.64%), 7.31%, 10/15/41		389	388,893
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 6.86%, 05/15/37(b)(c)		750	749,531
Homes Trust(c)
Series 2023-NQM1, Class A2, 6.74%, 01/25/68		564	561,446
Series 2025-NQM3, Class A1, 5.63%, 02/25/70(b)		1,919	1,928,173
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 4.94%, 10/15/36(b)(c)		695	687,616
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(b)(c)	USD	750	$ 762,253
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 5.41%, 11/15/41(b)(c)		940	927,662
JP Morgan Chase Commercial Mortgage Securities Trust(b)(c)
Series 2016-NINE, Class B, 2.85%, 09/06/38		450	446,083
Series 2024-IGLG, Class D, 6.48%, 11/09/39		370	369,378
Series 2024-OMNI, Class A, 5.80%, 10/05/39		250	252,280
JP Morgan Mortgage Trust, Series 2025-VIS3, Class A1, 5.06%, 02/25/66(b)(c)		1,270	1,264,063
JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B4, 4.30%, 05/25/33(b)(c)		1,415	1,358,226
JW Commercial Mortgage Trust(b)(c)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 5.29%, 06/15/39		814	814,000
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 6.86%, 06/15/39		375	374,062
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.21%, 12/15/39(b)(c)		143	142,326
LEX Trust, Series 2026-450, Class D, (1 mo. Term SOFR + 2.35%), 6.02%, 03/15/43(b)(c)		553	547,984
MAIN Trust(b)(c)
Series 2026-OLAS, Class D, (1 mo. Term SOFR + 3.15%), 6.82%, 01/15/41		710	709,994
Series 2026-OLAS, Class E, (1 mo. Term SOFR + 4.25%), 7.92%, 01/15/41		220	219,997
Series 2026-OLAS, Class F, (1 mo. Term SOFR + 5.25%), 8.92%, 01/15/41		270	269,996
MCM Trust(f)
0.00%, 09/25/31(c)(n)		854	656,597
2.50%, 09/25/31		1,200	1,153,383
MCR Mortgage Trust(c)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 5.47%, 12/15/41(b)		542	542,344
Series 2024-HTL, Class E, (1 mo. Term SOFR + 4.65%), 8.33%, 02/15/37(b)		604	597,669
Series 2024-TWA, Class A, 5.92%, 06/12/39		160	161,140
Series 2024-TWA, Class E, 8.73%, 06/12/39		235	235,709
MFA Trust, Series 2025-NQM2, Class A1, 5.68%, 05/27/70(c)		1,291	1,296,590
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 6.54%, 07/15/38(b)(c)		760	759,525
MLTI Trust, Series 2026-SF75, Class B, (1 mo. Term SOFR + 1.70%), 5.37%, 03/15/31(b)(c)		682	678,590
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1 mo. Term SOFR + 4.65%), 8.32%, 11/15/34(b)(c)		260	256,750
Series 2018-MP, Class A, 4.28%, 07/11/40(b)(c)		1,000	924,427
Series 2021-L5, Class A2, 1.52%, 05/15/54		661	656,398
Morgan Stanley Residential Mortgage Loan Trust(c)
Series 2025-DSC1, Class A1, 5.56%, 03/25/70		1,461	1,465,391
Series 2025-NQM4, Class A1, 5.59%, 06/25/70		1,141	1,145,706
NCMF Trust(b)(c)
Series 2025-MFS, Class A, 4.88%, 06/10/33		910	906,681
Series 2025-MFS, Class B, 5.51%, 06/10/33		593	594,951
NYC Commercial Mortgage Trust(b)(c)
Series 2025-11X, Class A, (1 mo. Term SOFR + 1.74%), 5.42%, 10/15/40		540	540,169
Series 2025-3BP, Class A, (1 mo. Term SOFR + 1.21%), 4.89%, 02/15/42		604	600,225
Security		Par (000)	Value
United States (continued)
NYCT Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 5.66%, 08/15/29(b)(c)	USD	140	$ 140,221
Olympic Tower Mortgage Trust(b)(c)
Series 2017-OT, Class D, 3.95%, 05/10/39		130	119,054
Series 2017-OT, Class E, 3.95%, 05/10/39		160	142,120
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(c)		850	782,432
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. Term SOFR + 2.86%), 6.54%, 01/15/36(b)(c)		270	249,750
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.17%, 12/15/39(b)(c)		220	220,000
Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.09%, 09/15/34(b)(c)		635	621,858
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.34%, 08/10/42(c)		279	283,485
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 5.56%, 06/15/39(b)(c)		750	747,422
PLYM Commercial Mortgage Trust, Series 2026-IND, Class D, (1 mo. Term SOFR + 2.15%), 5.82%, 03/15/43(b)(c)		680	673,229
PRKCM Trust(c)
Series 2023-AFC1, Class A2, 7.00%, 02/25/58		319	317,830
Series 2023-AFC2, Class A1, 6.48%, 06/25/58		395	394,123
RCKT Mortgage Trust, Series 2023-CES1, Class M2, 7.98%, 06/25/43(b)(c)		740	740,536
ROCK Trust(c)
Series 2024-CNTR, Class A, 5.39%, 11/13/41		346	351,739
Series 2024-CNTR, Class E, 8.82%, 11/13/41		150	156,060
SELF Commercial Mortgage Trust(b)(c)
Series 2024-STRG, Class A, (1 mo. Term SOFR + 1.54%), 5.21%, 11/15/34		57	56,464
Series 2024-STRG, Class E, (1 mo. Term SOFR + 4.19%), 7.86%, 11/15/34		287	286,222
Sequoia Mortgage Trust(b)(c)
Series 2026-HYB1, Class A1A, 4.67%, 04/25/56		890	874,608
Series 2026-MED1, Class A1A, 5.12%, 04/25/56		810	797,823
SHR Trust(b)(c)
Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 5.62%, 10/15/41		420	419,475
Series 2024-LXRY, Class E, (1 mo. Term SOFR + 4.45%), 8.12%, 10/15/41		270	269,661
SLG Commercial Mortgage Trust(b)(c)
Series 2026-PAT, Class B, 4.71%, 02/15/39		670	664,260
Series 2026-PAT, Class C, 4.93%, 02/15/39		204	201,082
TVC DSCR(f)
Series 2021-1, 0.00%, 03/25/28(c)		314	239,224
Series 2021-1, Class A, 2.38%, 02/01/51		483	456,077
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		1,700	1,649,833
VEGAS, Series 2024-GCS, Class C, 6.22%, 07/10/36(b)(c)		600	606,243
Velocity Commercial Capital Loan Trust(b)(c)
Series 2020-1, Class M3, 3.19%, 02/25/50		44	35,191
Series 2025-3, Class A, 5.87%, 06/25/55		2,017	2,023,279
Series 2026-1, Class A, 5.10%, 02/25/56		462	455,535
Verus Securitization Trust, Series 2023-3, Class A1, 5.93%, 03/25/68(c)		1,096	1,092,539
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 08/05/42(b)(c)		710	706,064
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.91%, 01/15/59(b)		836	809,689

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2019-C50, Class XA, 1.39%, 05/15/52(b)	USD	12,018	$ 382,738
Series 2021-C59, Class XA, 1.48%, 04/15/54(b)		971	51,701
Series 2024-1CHI, Class A, 4.95%, 07/15/35(b)(c)		106	106,452
Series 2024-BPRC, Class C, 6.43%, 07/15/43(c)		400	400,788
WHARF Commercial Mortgage Trust, Series 2025-DC, Class B, 5.17%, 07/15/40(b)(c)		108	108,917
			95,735,515
Total Non-Agency Mortgage-Backed Securities — 13.5% (Cost: $119,260,962)			118,981,123
Preferred Securities
Capital Trusts — 0.9%(b)
Denmark — 0.0%
Orsted A/S, 2.50%, 12/31/99(a)	GBP	200	200,566
France(a)(m) — 0.1%
Electricite de France SA
3.38%	EUR	200	217,390
5.63%		200	236,391
Unibail-Rodamco-Westfield SE, 4.75%		100	114,337
			568,118
Germany(a) — 0.0%
Bayer AG, Series NC8, 7.00%, 09/25/83		100	122,533
Volkswagen International Finance NV, 5.99%(m)		200	231,056
			353,589
Hong Kong — 0.0%
Cas Capital No. 2 Ltd., 6.25%(a)(m)	USD	200	196,720
India — 0.1%
Axis Bank Ltd., 4.10%(a)(m)		1,000	987,500
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT, 4.30%(a)(m)		500	483,125
Japan(m) — 0.1%
Rakuten Group, Inc.
4.25%(a)	EUR	200	224,145
8.13%(c)	USD	200	198,344
			422,489
Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(a)	EUR	100	124,665
Singapore(a)(m) — 0.1%
Lendlease Asia Treasury Pte. Ltd., 3.90%	SGD	250	192,016
United Overseas Bank Ltd., 3.00%, 12/31/99		1,000	776,814
			968,830
Spain — 0.0%
Telefonica Emisiones SA, 4.88%(a)(m)	EUR	100	109,794
Switzerland — 0.0%
UBS Group AG, 7.13%(a)(m)	AUD	400	267,579
Thailand(a)(m) — 0.1%
GC Treasury Center Co. Ltd., 6.50%	USD	250	242,075
Thaioil Treasury Center Co. Ltd., 6.10%		315	303,205
			545,280
Security		Par (000)	Value
United Kingdom — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83(a)	GBP	100	$ 138,876
Centrica PLC, 6.50%, 05/21/55(a)		100	132,691
NatWest Group PLC, 7.50%(m)		200	263,125
			534,692
United States — 0.2%
CVS Health Corp., 7.00%, 03/10/55	USD	105	108,212
Dentsply Sirona, Inc., 8.38%, 09/12/55		100	97,653
Edison International, 8.13%, 06/15/53		121	123,191
FMC Corp., 8.45%, 11/01/55		90	57,947
NextEra Energy Capital Holdings, Inc., 4.75%, 02/26/56	EUR	800	890,592
PG&E Corp., 7.38%, 03/15/55	USD	27	27,173
Stellantis NV(a)(m)
6.25%	EUR	150	165,487
6.88%		125	136,196
8.25%	GBP	100	126,490
Sunoco LP, 7.88%(c)(m)	USD	135	137,838
Venture Global LNG, Inc., 9.00%(c)(m)		149	148,411
			2,019,190
			7,782,137

	Shares
Preferred Stocks — 0.8%
United States — 0.8%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $378,216)(f)(g)(h)	2,683	695,263
Boeing Co., 6.00%, 10/15/27(g)(k)	1,700	110,296
Cap Hill Brands, Series B-2(f)(g)	265,896	3
CoreWeave, Inc., Series C, 03/25/49(f)	418,000	397,100
Davidson Homes, Inc.(f)(g)	1,474	1,625,557
Dream Finders Homes, Inc., Series A(f)(m)	1,320	1,308,450
Lessen Holdings, Inc., Series CX(f)(g)	10,022	—
Verger Capital Fund LLC(f)(g)	34,837	5,574
Veritas Newco(f)(g)
Series G	1,131	21,489
Series G-1	780	14,820
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $491,084), 10/07/32(f)(g)(h)	168,283	900,314
X.Ai Holdings Corp., Series C(f)(g)	28,169	2,125,633
		7,204,499
Total Preferred Securities — 1.7% (Cost: $12,894,273)		14,986,636

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55	USD	675	664,545
Collateralized Mortgage Obligations(b) — 2.1%
Fannie Mae REMICS
Series 2023-35, Class FC, (30-day Avg SOFR + 1.10%), 4.76%, 08/25/53		418	419,958
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2023-68, Class FB, (30-day Avg SOFR + 1.05%), 4.71%, 01/25/54	USD	411	$ 413,136
Series 2024-30, Class FC, (30-day Avg SOFR + 1.05%), 4.71%, 06/25/54		901	904,474
Series 2024-38, Class FE, (30-day Avg SOFR + 1.05%), 4.71%, 06/25/54		843	846,085
Series 2024-5469, Class F, (30-day Avg SOFR + 1.10%), 4.76%, 09/25/54		386	386,935
Series 2024-63, Class FH, (30-day Avg SOFR + 1.10%), 4.76%, 09/25/54		296	298,039
Series 2024-75, Class FC, (30-day Avg SOFR + 0.95%), 4.61%, 10/25/54		1,081	1,082,241
Series 2024-88, Class FC, (30-day Avg SOFR + 1.40%), 5.06%, 12/25/54		242	244,240
Series 2024-96, Class FA, (30-day Avg SOFR + 1.40%), 5.06%, 12/25/54		411	414,162
Series 2025-1, Class FX, (30-day Avg SOFR + 1.35%), 5.01%, 02/25/55		252	253,570
Series 2025-13, Class FB, (30-day Avg SOFR + 1.30%), 4.96%, 03/25/55		295	297,510
Series 2025-31, Class FA, (30-day Avg SOFR + 1.30%), 4.96%, 06/25/54		1,788	1,799,518
Series 2025-32, Class FA, (30-day Avg SOFR + 1.25%), 4.91%, 05/25/55		1,454	1,462,313
Series 2025-63, Class DF, (30-day Avg SOFR + 1.40%), 5.06%, 08/25/55		203	204,471
Series 2025-9, Class FG, (30-day Avg SOFR + 1.35%), 5.01%, 03/25/55		163	164,659
Series 5458, Class DF, (30-day Avg SOFR + 1.10%), 4.76%, 10/25/54		186	186,869
Series 5458, Class FB, (30-day Avg SOFR + 1.15%), 4.81%, 10/25/54		1,555	1,560,741
Series 5467, Class FC, (30-day Avg SOFR + 1.06%), 4.72%, 10/25/54		1,545	1,548,782
Series 5470, Class AF, (30-day Avg SOFR + 1.10%), 4.76%, 11/25/54		527	529,031
Freddie Mac REMICS
Series 5386, Class FD, (30-day Avg SOFR + 1.25%), 4.91%, 03/25/54		320	322,821
Series 5424, Class FA, (30-day Avg SOFR + 1.20%), 4.86%, 06/25/54		690	695,244
Series 5468, Class WF, (30-day Avg SOFR + 1.10%), 4.76%, 11/25/54		317	318,207
Series 5478, Class FD, (30-day Avg SOFR + 1.40%), 5.06%, 02/25/54		199	200,762
Series 5482, Class FB, (30-day Avg SOFR + 1.50%), 5.16%, 12/25/54		363	366,998
Series 5500, Class DF, (30-day Avg SOFR + 1.35%), 5.01%, 10/25/54		259	261,128
Series 5502, Class EF, (30-day Avg SOFR + 1.40%), 5.06%, 02/25/55		206	207,816
Series 5503, Class FB, (30-day Avg SOFR + 1.35%), 5.01%, 02/25/55		240	242,146
Series 5508, Class FE, (30-day Avg SOFR + 1.60%), 5.26%, 02/25/55		280	282,894
Series 5543, Class FH, (30-day Avg SOFR + 1.50%), 5.16%, 06/25/55		286	288,640
Series 5563, Class FA, (30-day Avg SOFR + 1.35%), 5.01%, 08/25/55		557	560,565
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 5574, Class FB, (30-day Avg SOFR + 1.35%), 5.01%, 09/25/55	USD	249	$ 251,310
Freddie Mac Strips, Series 413, Class F26, (30-day Avg SOFR + 1.20%), 4.86%, 05/25/54		627	631,986
Ginnie Mae
Series 2024-51, Class TF, (30-day Avg SOFR + 1.00%), 4.67%, 03/20/54		297	298,013
Series 2024-96, Class FL, (30-day Avg SOFR + 1.15%), 4.82%, 06/20/54		523	525,004
Series 2025-9, Class FE, (30-day Avg SOFR + 1.25%), 4.92%, 01/20/55		254	255,073
			18,725,341
Commercial Mortgage-Backed Securities(b) — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.01%, 10/25/30		3,944	145,710
Series KW09, Class X1, 0.76%, 05/25/29		12,969	233,093
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.53%, 02/25/52(c)		750	718,259
			1,097,062
Mortgage-Backed Securities — 20.5%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		4	3,873
6.00%, 07/01/39		17	17,341
4.00%, 01/01/41		1	818
3.00%, 02/01/44		28	25,643
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		31	29,840
3.50%, 04/01/31 - 01/01/48		100	96,814
3.00%, 10/01/32 - 12/01/46		108	99,670
5.00%, 05/01/38 - 11/01/48		38	38,443
5.50%, 01/01/39		11	11,167
4.00%, 08/01/40 - 12/01/45		10	8,920
4.50%, 09/01/40 - 08/01/48		103	101,750
Ginnie Mae Mortgage-Backed Securities(r)
4.00%, 10/20/40 - 04/21/56		1,477	1,393,390
3.50%, 01/15/42 - 04/21/56		1,982	1,833,742
5.00%, 10/20/44 - 04/21/56		2,661	2,635,284
3.00%, 02/15/45 - 04/21/56		2,518	2,248,087
4.50%, 03/15/47 - 04/21/56		1,798	1,738,484
2.00%, 08/20/50 - 04/21/56		3,511	2,900,651
2.50%, 04/20/51 - 04/21/56		3,528	3,035,510
6.50%, 04/15/55		643	668,225
5.50%, 04/21/56		2,755	2,772,546
6.00%, 04/21/56		1,526	1,551,646
Uniform Mortgage-Backed Securities(r)
2.50%, 09/01/27 - 04/13/56		23,924	20,319,271
3.00%, 07/01/29 - 04/13/56		6,414	5,723,314
3.50%, 07/01/29 - 05/13/56		78,838	72,279,820
2.00%, 10/01/31 - 04/13/56		17,446	14,431,598
4.00%, 09/01/33 - 04/13/56		4,196	3,991,032
5.00%, 09/01/35 - 04/13/56(s)		4,975	4,925,623
5.50%, 12/01/38 - 04/13/56(s)		15,215	15,301,937
4.50%, 04/15/40 - 04/13/56		7,752	7,517,050
1.50%, 04/16/41 - 11/01/51		4,289	3,593,379

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities(r) (continued)
6.00%, 11/01/52 - 05/13/56	USD	7,916	$ 8,084,610
6.50%, 06/01/54 - 04/13/56		2,628	2,719,388
			180,098,866
Total U.S. Government Sponsored Agency Securities — 22.8% (Cost: $204,436,470)			200,585,814

	Shares
Warrants
United States(g) — 0.0%
Cirkul, Inc., (Expires 04/25/35, Strike Price USD 0.01)(f)	2,016	—
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(f)	10,230	6,956
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)	12,334	5
New York Community Bancorp, Inc., Series C, PIPE, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(f)(h)	74	194,678
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	8,529	65
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	28,519	1,788
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(f)	22,714	—
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(f)	2,277	—
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(f)(h)	20,741	81,720
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(h)	6,834	55
		285,267
Venezuela — 0.0%
Venezuela Government International Bonds(b)(g)(m)	3,000	6,000
Total Warrants — 0.0% (Cost: $84,980)		291,267
Total Long-Term Investments — 103.3% (Cost: $915,514,562)		907,727,504

		Par (000)
Short-Term Securities
Foreign Agency Obligations — 1.0%
Brazil(t) — 0.9%
Brazil Letras do Tesouro Nacional
14.02%, 07/01/26	BRL	8	1,443,369
14.01%, 10/01/26		35	6,312,301
			7,755,670
Egypt(t) — 0.1%
Egypt Treasury Bills
21.43%, 05/05/26	EGP	2,775	49,826
Security		Par (000)	Value
Egypt (continued)
Egypt Treasury Bills (continued)
22.29%, 06/02/26	EGP	1,050	$ 18,523
23.18%, 06/23/26		59,725	1,039,870
24.89%, 07/21/26		600	10,265
25.19%, 11/17/26		4,075	64,609
			1,183,093
Ghana — 0.0%
Ghana Government International Bonds, 6.41%, 07/03/26(a)(t)		2	1,848
Lebanon — 0.0%
Lebanon Government International Bonds, 6.60%, 11/27/26(a)(g)(i)		507	119,399
			9,060,010

	Shares
Money Market Funds — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(p)(u)	43,345,240	43,345,240
Total Short-Term Securities — 6.0% (Cost: $52,512,285)		52,405,250
Options Purchased — 0.0% (Cost: $1,305,495)		551,465
Total Investments Before TBA Sale Commitments and Options Written — 109.3% (Cost: $969,332,342)		960,684,219

Par (000)
TBA Sale Commitments(r)
United States — (5.5)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/21/56	USD	(40)	(33,034)
2.50%, 04/21/56		(37)	(31,826)
3.00%, 04/21/56		(31)	(27,671)
4.00%, 04/21/56		(26)	(24,351)
5.00%, 04/21/56		(29)	(28,719)
5.50%, 04/21/56		(68)	(68,433)
6.00%, 04/21/56		(31)	(31,521)
Uniform Mortgage-Backed Securities
2.00%, 04/16/41 - 04/13/56		(130)	(109,830)
2.50%, 04/16/41 - 04/13/56		(72)	(62,290)
3.00%, 04/16/41 - 04/13/56		(51)	(45,555)
3.50%, 04/13/56		(49,021)	(44,934,514)
4.00%, 04/13/56		(12)	(11,322)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Uniform Mortgage-Backed Securities (continued)
6.00%, 04/13/56	USD	(2,583)	$ (2,632,924)
6.50%, 04/13/56		(52)	(53,794)
Total TBA Sale Commitments — (5.5)% (Proceeds: $(47,982,587))			(48,095,784)
Options Written — (0.5)% (Premiums Received: $(3,307,067))			(4,503,110)
Total Investments, Net of TBA Sale Commitments and Options Written — 103.3% (Cost: $918,042,688)			908,085,325
Liabilities in Excess of Other Assets — (3.3)%			(28,978,237)
Net Assets — 100.0%			$ 879,107,088

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1,000.
(e)	When-issued security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Non-income producing security.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,075,402, representing 0.5% of its net assets as of period end, and an original cost of $2,280,648.

(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Convertible security.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Perpetual security with no stated maturity date.
(n)	Zero-coupon bond.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)	All or a portion of the security is held by a wholly-owned subsidiary.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	Rates are discount rates or a range of discount rates as of period end.
(u)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,278,715	$ 39,066,525 (a)	$ —	$ —	$ —	$ 43,345,240	43,345,240	$ 158,554	$ —
iShares Bitcoin Trust ETF	1,901,347	—	(592,159)	(279,112)	(110,993)	919,083	23,922	—	—
iShares China Large-Cap ETF	349,894	—	—	—	(21,840)	328,054	9,138	—	—
iShares Ethereum Trust ETF	367,852	—	—	—	(108,240)	259,612	16,400	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	11,993,712	2,251,060	(5,032,579)	(33,781)	(116,528)	9,061,884	113,900	117,873	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,867,463	11,118,815	—	—	(185,570)	22,800,708	209,200	85,156	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,715,132	—	—	—	(41,863)	1,673,269	17,814	14,564	—
iShares MSCI Brazil ETF	155,228	—	—	—	32,346	187,574	4,886	—	—
iShares Russell 2000 ETF	—	667,640	—	—	1,960	669,600	2,700	—	—
				$ (312,893)	$ (550,728)	$ 79,245,024		$ 376,147	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
30-Year Euro Buxl Bond	2	06/08/26	$ 255	$ (2)
Euro BOBL	250	06/08/26	33,355	(407,639)
Euro BTP	202	06/08/26	27,149	(854,735)
Euro OAT	257	06/08/26	35,257	(846,846)
Short Term Euro BTP	24	06/08/26	2,936	(23,697)
KOSDAQ 150 Index	3	06/11/26	36	(4,333)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
10-Year Australian Treasury Bonds	87	06/15/26	$ 6,468	$ (63,331)
10-Year Japanese Government Treasury Bonds	46	06/15/26	37,770	(453,422)
3-Year Australian Treasury Bonds	128	06/15/26	9,154	(47,592)
NASDAQ 100 E-Mini Index	18	06/18/26	8,609	(352,128)
U.S. Long Bond	41	06/18/26	4,659	(26,551)
Ultra U.S. Treasury Bond	76	06/18/26	8,840	44,388
10-Year Canadian Bond	243	06/19/26	20,964	(422,332)
Euro Stoxx Banks Index	25	06/19/26	338	(9,689)
Long Gilt	90	06/26/26	10,458	(553,800)
2-Year U.S. Treasury Note	1,089	06/30/26	225,933	(479,518)
30-Day Federal Funds	4	07/31/26	1,606	(4,590)
3-Month SOFR	152	03/14/28	36,706	(37,957)
3-Month SOFR	152	03/20/29	36,668	7,680
				(4,536,094)
Short Contracts
Euro Bund	242	06/08/26	35,074	766,810
Euro-Schatz	49	06/08/26	5,989	53,758
Nikkei 225 Index	2	06/11/26	665	16,632
10-Year U.S. Treasury Note	908	06/18/26	100,774	1,617,485
10-Year U.S. Ultra Long Treasury Note	39	06/18/26	4,424	82,546
E-mini Russell 2000 Index	9	06/18/26	1,130	1,038
S&P 500 E-Mini Index	87	06/18/26	28,583	711,111
Euro Stoxx 50 Index	22	06/19/26	1,397	14,390
5-Year U.S. Treasury Note	3,120	06/30/26	337,496	2,616,924
				5,880,694
				$ 1,344,600
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	310,000	USD	14,551	Morgan Stanley & Co. International PLC	04/01/26	$ 49
BRL	950,768	USD	182,000	Barclays Bank PLC	04/02/26	1,551
BRL	3,718,509	USD	712,440	Barclays Bank PLC	04/02/26	5,440
BRL	4,628,464	USD	886,000	Barclays Bank PLC	04/02/26	7,552
BRL	43,247,673	USD	8,285,947	BNP Paribas SA	04/02/26	63,266
BRL	59,594,255	USD	11,349,276	BNP Paribas SA	04/02/26	155,739
BRL	1,398,840	USD	267,000	Citibank N.A.	04/02/26	3,054
BRL	3,248,242	USD	620,000	Citibank N.A.	04/02/26	7,092
BRL	3,611,116	USD	691,864	Citibank N.A.	04/02/26	5,283
BRL	45,348,663	USD	8,688,482	Citibank N.A.	04/02/26	66,340
BRL	8,168,997	USD	1,538,910	Deutsche Bank AG	04/02/26	38,162
BRL	18,336,000	USD	3,513,047	Deutsche Bank AG	04/02/26	26,823
BRL	5,946,263	USD	1,122,000	HSBC Bank PLC	04/02/26	25,961
BRL	24,390	USD	4,673	JPMorgan Chase Bank N.A.	04/02/26	36
BRL	1,788,195	USD	337,077	JPMorgan Chase Bank N.A.	04/02/26	8,144
BRL	8,138,412	USD	1,566,194	JPMorgan Chase Bank N.A.	04/02/26	4,974
BRL	12,217,000	USD	2,340,691	JPMorgan Chase Bank N.A.	04/02/26	17,872
BRL	1,409,948	USD	270,136	Societe Generale	04/02/26	2,063
BRL	3,430,172	USD	657,197	Societe Generale	04/02/26	5,018
BRL	1,847,311	USD	352,587	State Street Bank and Trust Co.	04/02/26	4,047
CNH	229,549,600	USD	33,194,549	Canadian Imperial Bank of Commerce	04/02/26	133,161
USD	698,050	BRL	3,611,116	Citibank N.A.	04/02/26	903
USD	8,756,174	BRL	45,348,663	Citibank N.A.	04/02/26	1,352
USD	33,501,662	CNH	229,549,600	Deutsche Bank AG	04/02/26	173,952
USD	248,296	HKD	1,940,000	BNP Paribas SA	04/02/26	885
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	248,674	HKD	1,943,000	Natwest Markets PLC	04/02/26	$ 880
USD	354,891	INR	33,572,280	Barclays Bank PLC	04/02/26	935
USD	357,000	INR	33,122,531	Citibank N.A.	04/02/26	7,786
AUD	16,647,071	USD	11,409,093	State Street Bank and Trust Co.	04/07/26	75,783
EUR	14,820,000	USD	17,104,731	Wells Fargo Bank N.A.	04/07/26	28,959
GBP	5,696,784	USD	7,518,647	Deutsche Bank AG	04/07/26	21,530
JPY	2,850,328,000	USD	17,866,771	Societe Generale	04/07/26	100,747
NOK	1,910,000	USD	195,191	HSBC Bank PLC	04/07/26	2,064
SGD	1,470,000	USD	1,138,954	UBS AG	04/07/26	4,799
TRY	47,470,000	USD	1,049,335	HSBC Bank PLC	04/07/26	13,083
USD	575,588	AUD	810,000	Standard Chartered Bank	04/07/26	16,766
USD	303,668	AUD	430,000	State Street Bank and Trust Co.	04/07/26	7,009
USD	541,606	AUD	770,000	UBS AG	04/07/26	10,381
USD	197,460	AUD	280,000	Wells Fargo Bank N.A.	04/07/26	4,287
USD	392,239	AUD	560,000	Wells Fargo Bank N.A.	04/07/26	5,893
USD	9,809,844	AUD	13,797,071	Wells Fargo Bank N.A.	04/07/26	291,193
USD	153,427	CAD	210,000	JPMorgan Chase Bank N.A.	04/07/26	2,427
USD	94,989	CAD	130,000	UBS AG	04/07/26	1,513
USD	1,006,085	CAD	1,380,000	UBS AG	04/07/26	13,797
USD	267,282	EUR	230,000	Bank of America N.A.	04/07/26	1,375
USD	2,497,966	EUR	2,150,000	Bank of America N.A.	04/07/26	12,309
USD	6,424,519	GBP	4,766,784	Natwest Markets PLC	04/07/26	115,276
USD	335,774	GBP	250,000	Societe Generale	04/07/26	4,877
USD	905,814	GBP	680,000	UBS AG	04/07/26	5,777
USD	1,336,568	JPY	212,000,000	Bank of America N.A.	04/07/26	191
USD	16,810,046	JPY	2,612,458,000	Barclays Bank PLC	04/07/26	341,981
USD	50,012	MXN	890,000	HSBC Bank PLC	04/07/26	359
USD	53,999	MXN	960,000	HSBC Bank PLC	04/07/26	441
USD	90,368	MXN	1,610,000	HSBC Bank PLC	04/07/26	547
USD	201,004	NOK	1,910,000	Barclays Bank PLC	04/07/26	3,749
USD	1,164,517	SGD	1,470,000	State Street Bank and Trust Co.	04/07/26	20,763
USD	3,170,000	THB	104,039,400	Bank of America N.A.	04/07/26	14,217
USD	3,180,985	THB	98,740,000	HSBC Bank PLC	04/07/26	185,947
USD	68,960	ZAR	1,100,000	State Street Bank and Trust Co.	04/07/26	3,978
ZAR	1,100,000	USD	64,124	HSBC Bank PLC	04/07/26	859
USD	806,195	THB	25,431,421	Citibank N.A.	04/09/26	34,681
USD	102,072	EUR	87,095	JPMorgan Chase Bank N.A.	04/16/26	1,337
USD	969	EUR	827	Morgan Stanley & Co. International PLC	04/16/26	13
USD	53,116	EUR	45,321	Morgan Stanley & Co. International PLC	04/16/26	697
USD	103,902	EUR	88,652	Morgan Stanley & Co. International PLC	04/16/26	1,366
USD	117,058	EUR	99,881	Morgan Stanley & Co. International PLC	04/16/26	1,534
USD	21,086	EUR	17,986	State Street Bank and Trust Co.	04/16/26	283
ARS	484,040,150	USD	312,143	Citibank N.A.	04/23/26	33,487
CNH	51,139,948	USD	7,430,975	UBS AG	04/24/26	5,628
COP	1,244,695,179	GBP	250,100	Morgan Stanley & Co. International PLC	04/24/26	6,067
COP	981,024,000	USD	264,000	HSBC Bank PLC	04/24/26	1,682
COP	3,065,700,000	USD	825,000	HSBC Bank PLC	04/24/26	5,257
COP	5,241,247,021	USD	1,402,340	Morgan Stanley & Co. International PLC	04/24/26	17,101
HUF	29,978,003	EUR	77,000	Morgan Stanley & Co. International PLC	04/24/26	914
HUF	206,602,450	USD	617,000	Barclays Bank PLC	04/24/26	3,310
HUF	1,123,348,199	USD	3,327,946	Morgan Stanley & Co. International PLC	04/24/26	44,832
THB	6,015,646	USD	182,000	Morgan Stanley & Co. International PLC	04/24/26	711
THB	14,642,479	USD	443,000	Morgan Stanley & Co. International PLC	04/24/26	1,731
USD	456,354	AUD	649,500	Australia & New Zealand Bank Group	04/24/26	8,349
USD	321,579	AUD	459,950	Bank of America N.A.	04/24/26	4,320
USD	264,230	AUD	383,000	Barclays Bank PLC	04/24/26	48
USD	610,557	AUD	885,000	Barclays Bank PLC	04/24/26	112
USD	274,000	CAD	374,807	JPMorgan Chase Bank N.A.	04/24/26	4,294
USD	1,120,000	CAD	1,536,045	JPMorgan Chase Bank N.A.	04/24/26	14,686
USD	220,234	GBP	164,000	Natwest Markets PLC	04/24/26	3,170
USD	875,765	GBP	654,500	Natwest Markets PLC	04/24/26	9,494
USD	274,000	SGD	348,541	HSBC Bank PLC	04/24/26	2,482

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	10,536,756	USD	617,000	Morgan Stanley & Co. International PLC	04/24/26	$ 4,674
IDR	8,201,445,542	USD	481,779	Royal Bank of Canada	04/27/26	1,307
IDR	21,439,112,862	USD	1,258,476	Royal Bank of Canada	04/27/26	4,342
MXN	5,787,091	USD	319,328	UBS AG	04/27/26	2,991
TRY	13,027,240	USD	281,506	Barclays Bank PLC	04/27/26	2,587
USD	282,647	CZK	5,830,808	Canadian Imperial Bank of Commerce	04/27/26	7,966
USD	282,567	CZK	5,812,684	Deutsche Bank AG	04/27/26	8,739
USD	2,087,874	CZK	43,095,346	State Street Bank and Trust Co.	04/27/26	57,712
USD	1,306,455	HUF	427,545,723	HSBC Bank PLC	04/27/26	23,050
USD	4,802,568	IDR	81,400,646,755	BNP Paribas SA	04/27/26	7,864
USD	1,738,605	INR	160,785,110	Bank of America N.A.	04/27/26	28,844
USD	13,913,631	MXN	245,227,741	Citibank N.A.	04/27/26	255,389
USD	783,385	MXN	13,881,552	State Street Bank and Trust Co.	04/27/26	10,236
USD	1,946,383	PEN	6,542,961	Societe Generale	04/27/26	68,432
USD	517,152	PHP	30,000,000	Citibank N.A.	04/27/26	22,681
USD	2,784,695	PHP	165,561,227	Citibank N.A.	04/27/26	55,854
USD	6,191,403	PHP	366,942,811	HSBC Bank PLC	04/27/26	143,319
USD	123,213	PLN	455,382	HSBC Bank PLC	04/27/26	547
USD	8,351,117	PLN	29,901,668	Natwest Markets PLC	04/27/26	296,476
USD	2,993,463	THB	92,944,036	JPMorgan Chase Bank N.A.	04/27/26	169,842
USD	4,849,081	THB	150,559,129	JPMorgan Chase Bank N.A.	04/27/26	275,126
USD	327,452	UYU	12,537,826	HSBC Bank PLC	04/27/26	18,144
CZK	17,667,717	USD	829,047	Societe Generale	04/28/26	3,265
EUR	392,948	USD	451,001	Canadian Imperial Bank of Commerce	04/28/26	3,749
EUR	145,136	USD	166,821	Societe Generale	04/28/26	1,142
IDR	2,816,847,996	USD	165,462	HSBC Bank PLC	04/28/26	454
USD	1,322,585	CZK	27,151,937	Societe Generale	04/28/26	43,480
USD	94,046	EUR	79,532	Barclays Bank PLC	04/28/26	2,005
USD	110,426	EUR	93,384	Barclays Bank PLC	04/28/26	2,355
USD	271,379	EUR	229,497	Barclays Bank PLC	04/28/26	5,787
USD	312,598	EUR	264,377	Barclays Bank PLC	04/28/26	6,640
USD	350,746	EUR	296,616	Barclays Bank PLC	04/28/26	7,479
USD	464,659	EUR	392,948	Barclays Bank PLC	04/28/26	9,908
USD	957,139	EUR	809,493	Barclays Bank PLC	04/28/26	20,330
USD	214,048	EUR	184,056	Deutsche Bank AG	04/28/26	1,044
USD	96,363	EUR	81,354	State Street Bank and Trust Co.	04/28/26	2,213
USD	890	GBP	667	UBS AG	04/28/26	8
USD	596,089	IDR	10,083,380,574	Citibank N.A.	04/28/26	2,166
USD	169,416	INR	15,496,573	HSBC Bank PLC	04/28/26	4,666
USD	219,849	MXN	3,904,187	State Street Bank and Trust Co.	04/28/26	2,419
USD	674,321	MXN	11,679,725	State Street Bank and Trust Co.	04/28/26	23,860
USD	266,935	PEN	898,237	Societe Generale	04/28/26	9,138
USD	585,496	PHP	35,112,204	JPMorgan Chase Bank N.A.	04/28/26	6,808
USD	19,241	PLN	71,153	Citibank N.A.	04/28/26	74
USD	1,304,208	PLN	4,664,952	Societe Generale	04/28/26	47,607
USD	5,643	TWD	179,700	HSBC Bank PLC	04/28/26	38
USD	971,828	ZAR	16,121,782	HSBC Bank PLC	04/28/26	20,915
USD	2,360,607	ZAR	37,949,944	Natwest Markets PLC	04/28/26	122,201
USD	13,248,259	ZAR	215,954,569	Societe Generale	04/28/26	510,584
USD	226,112	ZAR	3,668,430	State Street Bank and Trust Co.	04/28/26	9,736
USD	276,000	PEN	955,374	HSBC Bank PLC	05/04/26	1,888
BRL	3,741,970	USD	704,530	Barclays Bank PLC	05/05/26	13,495
BRL	43,519,879	USD	8,236,193	BNP Paribas SA	05/05/26	114,585
CAD	943,000	USD	677,334	Bank of America N.A.	05/07/26	1,617
CZK	20,470,000	USD	956,600	Societe Generale	05/07/26	7,824
EUR	150,000	JPY	27,416,841	JPMorgan Chase Bank N.A.	05/07/26	396
EUR	85,694,261	USD	98,362,341	HSBC Bank PLC	05/07/26	851,703
HUF	77,070,000	USD	228,369	HSBC Bank PLC	05/07/26	2,817
MXN	245,630,000	USD	13,541,688	HSBC Bank PLC	05/07/26	127,463
NZD	140,000	USD	79,966	BNP Paribas SA	05/07/26	579
PLN	2,784,000	USD	742,571	Canadian Imperial Bank of Commerce	05/07/26	7,338
SEK	4,156,000	USD	434,929	Natwest Markets PLC	05/07/26	4,881
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	496,292	HKD	3,883,000	Morgan Stanley & Co. International PLC	05/07/26	$ 122
USD	3,003,498	THB	98,740,000	Goldman Sachs International	05/07/26	1,438
USD	158,914	EGP	8,716,440	Citibank N.A.	05/21/26	5,853
USD	218,778	EGP	11,999,996	Citibank N.A.	05/21/26	8,057
INR	7,292,547	USD	76,520	Citibank N.A.	05/27/26	628
INR	611,755,782	USD	6,419,095	Citibank N.A.	05/27/26	52,713
USD	269,000	INR	25,409,605	Citibank N.A.	05/27/26	190
USD	1,303,000	INR	123,080,728	Citibank N.A.	05/27/26	920
BRL	1,169,748	USD	210,417	JPMorgan Chase Bank N.A.	06/02/26	12,452
USD	115,834	CLP	102,741,010	Citibank N.A.	06/09/26	4,837
USD	647,613	CNH	4,433,849	UBS AG	06/09/26	819
USD	447,886	CZK	9,374,433	Citibank N.A.	06/09/26	6,067
USD	899,232	CZK	18,911,748	Citibank N.A.	06/09/26	7,918
USD	326,439	CZK	6,749,051	Morgan Stanley & Co. International PLC	06/09/26	8,355
USD	147,424	HUF	48,024,033	Societe Generale	06/09/26	3,687
USD	647,613	IDR	10,961,484,686	HSBC Bank PLC	06/09/26	3,090
USD	716,618	IDR	12,125,893,178	Standard Chartered Bank	06/09/26	3,629
USD	642,348	INR	59,416,548	Goldman Sachs International	06/09/26	14,991
USD	716,618	INR	66,566,646	Standard Chartered Bank	06/09/26	13,766
USD	647,613	MXN	11,305,808	HSBC Bank PLC	06/09/26	20,251
USD	647,613	MYR	2,540,197	Barclays Bank PLC	06/09/26	18,970
USD	115,834	PEN	390,581	Citibank N.A.	06/09/26	3,977
USD	447,886	PEN	1,542,743	Citibank N.A.	06/09/26	6,064
USD	899,232	PLN	3,320,710	BNP Paribas SA	06/09/26	4,895
USD	468,598	PLN	1,692,410	Canadian Imperial Bank of Commerce	06/09/26	12,796
USD	447,886	PLN	1,642,031	HSBC Bank PLC	06/09/26	5,652
USD	579,167	THB	18,173,508	Deutsche Bank AG	06/09/26	25,122
USD	899,232	THB	28,487,670	Morgan Stanley & Co. International PLC	06/09/26	30,745
USD	458,068	ZAR	7,434,379	Wells Fargo Bank N.A.	06/09/26	20,959
BRL	4,131,017	USD	783,250	Barclays Bank PLC	06/17/26	978
BRL	24,837,640	USD	4,651,470	Deutsche Bank AG	06/17/26	63,680
BRL	19,445,000	USD	3,640,909	Goldman Sachs International	06/17/26	50,508
BRL	24,000,000	USD	4,493,793	Goldman Sachs International	06/17/26	62,340
BRL	4,800,253	USD	895,837	HSBC Bank PLC	06/17/26	15,438
BRL	9,426,700	USD	1,762,000	Morgan Stanley & Co. International PLC	06/17/26	27,554
CNH	10,993	AUD	2,278	JPMorgan Chase Bank N.A.	06/17/26	34
CNH	23,416	JPY	534,673	UBS AG	06/17/26	27
CNH	113,990,000	USD	16,567,750	BNP Paribas SA	06/17/26	69,627
CNH	128,435,000	USD	18,667,243	BNP Paribas SA	06/17/26	78,450
CNH	34,964,316	USD	5,082,313	Deutsche Bank AG	06/17/26	20,893
CNH	136,151,351	USD	19,790,000	JPMorgan Chase Bank N.A.	06/17/26	81,931
COP	3,000,000,000	USD	784,794	Bank of America N.A.	06/17/26	18,543
COP	16,943,925,000	USD	4,432,496	Bank of America N.A.	06/17/26	104,730
EUR	1,843,672	AUD	3,053,328	Toronto-Dominion Bank	06/17/26	34,108
EUR	5,678,200	USD	6,565,532	Bank of America N.A.	06/17/26	20,423
JPY	549,745,026	AUD	4,988,467	Natwest Markets PLC	06/17/26	48,077
JPY	520,467,473	USD	3,297,458	Morgan Stanley & Co. International PLC	06/17/26	2,936
NOK	13,264,603	CAD	1,854,366	Morgan Stanley & Co. International PLC	06/17/26	31,673
TRY	1,079,210	USD	22,000	Barclays Bank PLC	06/17/26	293
TRY	267,000	USD	5,513	HSBC Bank PLC	06/17/26	2
USD	2,286,450	AUD	3,261,246	Natwest Markets PLC	06/17/26	38,851
USD	2,790,000	AUD	3,979,705	Natwest Markets PLC	06/17/26	47,251
USD	8,204	CHF	6,328	UBS AG	06/17/26	224
USD	1,928,609	CZK	40,654,956	Morgan Stanley & Co. International PLC	06/17/26	12,367
USD	2,599,447	EUR	2,238,857	Bank of America N.A.	06/17/26	2,672
USD	5,311,251	EUR	4,571,000	Bank of America N.A.	06/17/26	9,500
USD	9,377,100	EUR	8,076,111	Morgan Stanley & Co. International PLC	06/17/26	9,887
USD	4,650,000	EUR	4,004,750	Natwest Markets PLC	06/17/26	5,024
USD	43,561,694	EUR	37,515,000	Natwest Markets PLC	06/17/26	49,293
USD	57,138,467	EUR	49,207,625	Natwest Markets PLC	06/17/26	64,179
USD	987,960	GBP	740,000	Natwest Markets PLC	06/17/26	8,716
USD	2,193,692	GBP	1,642,976	Natwest Markets PLC	06/17/26	19,538

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,266,904	GBP	3,195,991	Natwest Markets PLC	06/17/26	$ 37,641
USD	98,234	HKD	765,564	Goldman Sachs International	06/17/26	212
USD	60,090	HKD	468,520	JPMorgan Chase Bank N.A.	06/17/26	101
USD	57,817	HKD	450,000	Standard Chartered Bank	06/17/26	200
USD	455,707	IDR	7,670,000,000	Bank of America N.A.	06/17/26	4,875
USD	434,976	IDR	7,396,679,885	Barclays Bank PLC	06/17/26	210
USD	1,578,511	IDR	26,842,263,853	Barclays Bank PLC	06/17/26	761
USD	3,612,971	IDR	61,437,850,000	Barclays Bank PLC	06/17/26	1,741
USD	147,744	IDR	2,504,700,000	BNP Paribas SA	06/17/26	521
USD	227,610	IDR	3,830,000,000	Citibank N.A.	06/17/26	2,488
USD	458,024	IDR	7,720,000,000	HSBC Bank PLC	06/17/26	4,254
USD	228,283	IDR	3,850,000,000	Morgan Stanley & Co. International PLC	06/17/26	1,986
USD	676,053	INR	62,900,000	Bank of America N.A.	06/17/26	12,716
USD	4,298,880	INR	400,604,029	JPMorgan Chase Bank N.A.	06/17/26	74,150
USD	4,980,362	INR	464,110,000	JPMorgan Chase Bank N.A.	06/17/26	85,904
USD	391,660	JPY	60,600,000	Goldman Sachs International	06/17/26	7,383
USD	93,417	JPY	14,714,669	JPMorgan Chase Bank N.A.	06/17/26	108
USD	17,679,233	JPY	2,779,206,843	JPMorgan Chase Bank N.A.	06/17/26	55,697
USD	4,340,000	JPY	682,232,072	Wells Fargo Bank N.A.	06/17/26	13,823
USD	22,043,336	JPY	3,465,276,565	Wells Fargo Bank N.A.	06/17/26	69,288
USD	2,091,015	KRW	3,084,100,000	Citibank N.A.	06/17/26	36,386
USD	21,596,941	MXN	387,127,629	Barclays Bank PLC	06/17/26	130,150
USD	621,382	MXN	11,193,265	Citibank N.A.	06/17/26	699
USD	434,976	MXN	7,832,468	HSBC Bank PLC	06/17/26	654
USD	8,704,765	MXN	156,800,363	JPMorgan Chase Bank N.A.	06/17/26	9,956
USD	4,047,971	NOK	39,109,662	Natwest Markets PLC	06/17/26	11,188
USD	2,000,612	PHP	119,858,675	BNP Paribas SA	06/17/26	32,102
USD	386,779	PLN	1,432,744	Morgan Stanley & Co. International PLC	06/17/26	928
USD	180,570	SEK	1,662,911	Morgan Stanley & Co. International PLC	06/17/26	4,237
USD	434,976	ZAR	7,311,062	BNP Paribas SA	06/17/26	5,390
USD	10,330,946	ZAR	173,635,472	BNP Paribas SA	06/17/26	128,410
USD	7,156,500	ZAR	120,290,759	Canadian Imperial Bank of Commerce	06/17/26	88,412
USD	5,071,558	AUD	7,100,000	Natwest Markets PLC	06/18/26	178,440
USD	11,576	IDR	196,930,000	BNP Paribas SA	06/18/26	1
INR	16,721,250	USD	175,000	Citibank N.A.	07/06/26	837
INR	58,954,350	USD	617,000	Citibank N.A.	07/06/26	2,952
COP	150,046,535	USD	39,004	State Street Bank and Trust Co.	07/07/26	995
NGN	145,165,613	USD	97,182	Citibank N.A.	07/28/26	3,175
NGN	534,399,519	USD	357,757	Citibank N.A.	07/28/26	11,689
MXN	1,505,300	USD	82,245	Goldman Sachs International	08/18/26	774
MXN	5,012,800	USD	272,765	Goldman Sachs International	08/18/26	3,696
MXN	102,662,000	USD	5,451,873	Morgan Stanley & Co. International PLC	08/18/26	210,032
USD	6,125,970	MXN	109,180,100	HSBC Bank PLC	08/18/26	104,586
USD	3,365,979	HKD	26,000,000	Citibank N.A.	12/16/26	19,422
						8,417,442
BRL	2,708,299	USD	523,530	Citibank N.A.	04/02/26	(677)
BRL	32,421,853	USD	6,260,193	Citibank N.A.	04/02/26	(967)
HKD	3,883,000	USD	495,319	Morgan Stanley & Co. International PLC	04/02/26	(114)
INR	33,572,280	USD	357,000	Barclays Bank PLC	04/02/26	(3,044)
INR	33,122,531	USD	350,137	Citibank N.A.	04/02/26	(923)
USD	182,160	BRL	950,768	Barclays Bank PLC	04/02/26	(1,391)
USD	704,530	BRL	3,718,509	Barclays Bank PLC	04/02/26	(13,350)
USD	886,781	BRL	4,628,464	Barclays Bank PLC	04/02/26	(6,771)
USD	8,236,193	BRL	43,247,673	BNP Paribas SA	04/02/26	(113,020)
USD	11,417,836	BRL	59,594,255	BNP Paribas SA	04/02/26	(87,179)
USD	268,008	BRL	1,398,840	Citibank N.A.	04/02/26	(2,046)
USD	518,891	BRL	2,708,299	Citibank N.A.	04/02/26	(3,962)
USD	622,340	BRL	3,248,242	Citibank N.A.	04/02/26	(4,752)
USD	6,211,797	BRL	32,421,853	Citibank N.A.	04/02/26	(47,429)
USD	1,565,122	BRL	8,168,997	Deutsche Bank AG	04/02/26	(11,950)
USD	3,280,319	BRL	18,336,000	Deutsche Bank AG	04/02/26	(259,552)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,139,262	BRL	5,946,263	HSBC Bank PLC	04/02/26	$ (8,699)
USD	4,625	BRL	24,390	JPMorgan Chase Bank N.A.	04/02/26	(84)
USD	342,605	BRL	1,788,195	JPMorgan Chase Bank N.A.	04/02/26	(2,616)
USD	1,559,262	BRL	8,138,412	JPMorgan Chase Bank N.A.	04/02/26	(11,906)
USD	2,199,993	BRL	12,217,000	JPMorgan Chase Bank N.A.	04/02/26	(158,570)
USD	268,000	BRL	1,409,948	Societe Generale	04/02/26	(4,199)
USD	652,000	BRL	3,430,172	Societe Generale	04/02/26	(10,215)
CAD	2,663,000	USD	1,951,270	Toronto-Dominion Bank	04/07/26	(36,442)
CZK	24,200,000	USD	1,179,115	Morgan Stanley & Co. International PLC	04/07/26	(39,352)
EUR	150,000	JPY	27,564,336	Barclays Bank PLC	04/07/26	(338)
EUR	73,254,261	USD	86,635,690	BNP Paribas SA	04/07/26	(1,945,012)
HUF	172,690,000	USD	541,161	BNP Paribas SA	04/07/26	(22,056)
JPY	27,448,056	EUR	150,000	JPMorgan Chase Bank N.A.	04/07/26	(395)
MXN	249,090,000	USD	14,401,965	JPMorgan Chase Bank N.A.	04/07/26	(505,343)
NZD	140,000	USD	83,911	Natwest Markets PLC	04/07/26	(3,447)
PLN	2,784,000	USD	778,184	Natwest Markets PLC	04/07/26	(28,229)
SEK	4,156,000	USD	460,695	HSBC Bank PLC	04/07/26	(21,563)
THB	98,409,480	USD	3,170,000	Citibank N.A.	04/07/26	(184,987)
THB	98,740,000	USD	3,005,784	Goldman Sachs International	04/07/26	(10,745)
USD	676,459	CAD	943,000	Bank of America N.A.	04/07/26	(1,604)
USD	45,578	CZK	970,000	Natwest Markets PLC	04/07/26	(106)
USD	956,271	CZK	20,470,000	Societe Generale	04/07/26	(7,818)
USD	129,950	CZK	2,760,000	Standard Chartered Bank	04/07/26	(40)
USD	98,221,725	EUR	85,694,261	HSBC Bank PLC	04/07/26	(851,079)
USD	125,827	HUF	42,530,000	Canadian Imperial Bank of Commerce	04/07/26	(2,018)
USD	228,809	HUF	77,070,000	HSBC Bank PLC	04/07/26	(2,863)
USD	155,439	HUF	53,090,000	JPMorgan Chase Bank N.A.	04/07/26	(4,149)
USD	162,826	JPY	25,870,000	Barclays Bank PLC	04/07/26	(250)
USD	13,577,019	MXN	245,630,000	HSBC Bank PLC	04/07/26	(126,571)
USD	79,883	NZD	140,000	BNP Paribas SA	04/07/26	(581)
USD	742,613	PLN	2,784,000	Canadian Imperial Bank of Commerce	04/07/26	(7,342)
USD	434,259	SEK	4,156,000	Natwest Markets PLC	04/07/26	(4,873)
USD	1,060,533	TRY	47,470,000	HSBC Bank PLC	04/07/26	(1,886)
EUR	470	USD	550	Canadian Imperial Bank of Commerce	04/16/26	(7)
EUR	711	USD	833	Canadian Imperial Bank of Commerce	04/16/26	(11)
EUR	1,285	USD	1,506	Canadian Imperial Bank of Commerce	04/16/26	(20)
EUR	1,873	USD	2,195	Canadian Imperial Bank of Commerce	04/16/26	(29)
EUR	9,742	USD	11,417	Canadian Imperial Bank of Commerce	04/16/26	(150)
EUR	101,772	USD	118,507	Wells Fargo Bank N.A.	04/16/26	(796)
THB	10,097,225	USD	326,138	Barclays Bank PLC	04/17/26	(19,626)
THB	10,232,162	USD	330,496	Barclays Bank PLC	04/17/26	(19,888)
THB	20,257,217	USD	654,303	Barclays Bank PLC	04/17/26	(39,374)
THB	20,527,929	USD	663,047	Barclays Bank PLC	04/17/26	(39,900)
THB	33,803,752	USD	1,090,838	Barclays Bank PLC	04/17/26	(64,690)
THB	34,255,497	USD	1,105,415	Barclays Bank PLC	04/17/26	(65,555)
THB	10,060,593	USD	324,535	Citibank N.A.	04/17/26	(19,136)
THB	10,124,345	USD	326,908	Citibank N.A.	04/17/26	(19,573)
THB	10,195,041	USD	328,872	Citibank N.A.	04/17/26	(19,391)
THB	10,259,645	USD	331,277	Citibank N.A.	04/17/26	(19,835)
THB	10,122,531	USD	326,691	JPMorgan Chase Bank N.A.	04/17/26	(19,411)
THB	10,257,806	USD	331,057	JPMorgan Chase Bank N.A.	04/17/26	(19,671)
EGP	7,690,501	USD	156,470	Societe Generale	04/20/26	(18,274)
EGP	29,273,789	USD	595,601	Societe Generale	04/20/26	(69,561)
CHF	212,166	USD	271,000	Natwest Markets PLC	04/24/26	(5,015)
CHF	522,830	USD	665,000	Natwest Markets PLC	04/24/26	(9,546)
CLP	832,896,000	USD	900,000	UBS AG	04/24/26	(422)
CLP	3,326,308,992	USD	3,594,300	UBS AG	04/24/26	(1,685)
CNH	4,159,938	USD	605,420	UBS AG	04/24/26	(496)
CZK	59,408,171	USD	2,811,890	HSBC Bank PLC	04/24/26	(13,355)
CZK	11,381,932	USD	541,070	Morgan Stanley & Co. International PLC	04/24/26	(4,902)
EUR	582,800	HUF	227,751,101	Canadian Imperial Bank of Commerce	04/24/26	(9,475)
EUR	77,000	HUF	29,703,458	Citibank N.A.	04/24/26	(89)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	396,712	USD	461,421	Morgan Stanley & Co. International PLC	04/24/26	$ (2,402)
EUR	1,113,485	USD	1,290,487	Natwest Markets PLC	04/24/26	(2,121)
IDR	3,468,358,278	USD	204,930	Citibank N.A.	04/24/26	(620)
IDR	115,183,360,954	USD	6,805,677	Citibank N.A.	04/24/26	(20,606)
INR	40,628,627	USD	433,520	JPMorgan Chase Bank N.A.	04/24/26	(1,189)
INR	601,584,726	USD	6,419,095	JPMorgan Chase Bank N.A.	04/24/26	(17,605)
JPY	106,117,286	USD	670,000	Bank of America N.A.	04/24/26	(102)
KRW	664,362,670	USD	443,000	HSBC Bank PLC	04/24/26	(1,102)
KRW	1,011,390,936	USD	674,400	HSBC Bank PLC	04/24/26	(1,678)
MXN	123,082,309	USD	6,903,659	JPMorgan Chase Bank N.A.	04/24/26	(46,724)
MXN	29,514,346	USD	1,658,179	Morgan Stanley & Co. International PLC	04/24/26	(13,930)
MYR	1,832,576	USD	468,450	Barclays Bank PLC	04/24/26	(15,470)
MYR	38,024,386	USD	9,719,935	Barclays Bank PLC	04/24/26	(320,987)
PEN	620,212	USD	179,000	Citibank N.A.	04/24/26	(960)
PLN	18,759,730	USD	5,084,887	Canadian Imperial Bank of Commerce	04/24/26	(31,532)
RON	6,019,741	USD	1,367,820	HSBC Bank PLC	04/24/26	(4,602)
SGD	348,591	USD	274,000	Canadian Imperial Bank of Commerce	04/24/26	(2,443)
THB	33,173,553	USD	1,014,730	HSBC Bank PLC	04/24/26	(7,161)
THB	257,361,949	USD	7,872,322	HSBC Bank PLC	04/24/26	(55,555)
USD	264,000	CLP	246,180,000	Citibank N.A.	04/24/26	(1,889)
USD	822,000	CLP	766,515,000	Citibank N.A.	04/24/26	(5,883)
USD	34,840	COP	130,214,500	Morgan Stanley & Co. International PLC	04/24/26	(425)
USD	624,000	IDR	10,598,016,000	Standard Chartered Bank	04/24/26	(294)
USD	357,000	INR	33,647,250	Barclays Bank PLC	04/24/26	(1,042)
USD	76,520	INR	7,251,035	Citibank N.A.	04/24/26	(639)
USD	6,419,095	INR	608,273,423	Citibank N.A.	04/24/26	(53,569)
USD	350,000	MXN	6,350,470	Goldman Sachs International	04/24/26	(3,786)
USD	128,851	MXN	2,326,648	JPMorgan Chase Bank N.A.	04/24/26	(767)
USD	451,525	MXN	8,153,154	JPMorgan Chase Bank N.A.	04/24/26	(2,689)
USD	224,149	MXN	4,043,072	Morgan Stanley & Co. International PLC	04/24/26	(1,091)
USD	785,475	MXN	14,167,933	Morgan Stanley & Co. International PLC	04/24/26	(3,822)
USD	614,000	PEN	2,148,969	Deutsche Bank AG	04/24/26	(2,889)
USD	263,000	PHP	16,040,370	Barclays Bank PLC	04/24/26	(1,443)
USD	815,000	PHP	49,706,850	Barclays Bank PLC	04/24/26	(4,471)
USD	350,000	THB	11,534,250	Citibank N.A.	04/24/26	(326)
USD	815,000	THB	26,858,325	Citibank N.A.	04/24/26	(759)
USD	145,800	TRY	6,684,726	UBS AG	04/24/26	(551)
USD	350,000	ZAR	6,028,820	Bank of America N.A.	04/24/26	(5,704)
ZAR	20,418,633	USD	1,213,540	Barclays Bank PLC	04/24/26	(8,830)
ZAR	4,477,334	USD	265,000	Citibank N.A.	04/24/26	(835)
ZAR	13,871,288	USD	821,000	Citibank N.A.	04/24/26	(2,587)
ZAR	102,609,696	USD	6,064,932	Natwest Markets PLC	04/24/26	(10,906)
IDR	14,247,348,378	USD	844,874	Citibank N.A.	04/27/26	(5,669)
INR	163,123,963	USD	1,756,287	BNP Paribas SA	04/27/26	(21,656)
MXN	1,164,136	USD	66,983	Morgan Stanley & Co. International PLC	04/27/26	(2,145)
MXN	14,644,209	USD	842,686	Morgan Stanley & Co. International PLC	04/27/26	(27,060)
MXN	12,579,258	USD	702,766	UBS AG	04/27/26	(2,150)
PEN	1,578,225	USD	469,850	Societe Generale	04/27/26	(16,870)
PEN	2,775,500	USD	826,534	Societe Generale	04/27/26	(29,914)
PHP	11,049,227	USD	186,863	Barclays Bank PLC	04/27/26	(4,746)
PHP	29,620,686	USD	489,517	Citibank N.A.	04/27/26	(1,298)
PHP	20,746,064	USD	343,194	Goldman Sachs International	04/27/26	(1,250)
PHP	20,747,616	USD	343,418	JPMorgan Chase Bank N.A.	04/27/26	(1,449)
THB	55,686,404	USD	1,761,163	Barclays Bank PLC	04/27/26	(69,422)
USD	1,634,000	CNH	11,282,360	HSBC Bank PLC	04/27/26	(6,981)
USD	1,331,502	CNH	9,223,545	Morgan Stanley & Co. International PLC	04/27/26	(10,032)
USD	5,795,704	COP	21,842,559,292	Morgan Stanley & Co. International PLC	04/27/26	(114,413)
USD	891,500	IDR	15,175,657,332	BNP Paribas SA	04/27/26	(2,385)
USD	198,013	IDR	3,364,440,534	Morgan Stanley & Co. International PLC	04/27/26	(161)
USD	25,500	TRY	1,180,058	Barclays Bank PLC	04/27/26	(234)
USD	83,218	TRY	3,851,079	Barclays Bank PLC	04/27/26	(765)
AUD	69,793	USD	49,052	State Street Bank and Trust Co.	04/28/26	(913)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	38,745,300	USD	42,605	Standard Chartered Bank	04/28/26	$ (755)
EUR	78,522	USD	91,085	HSBC Bank PLC	04/28/26	(214)
EUR	93,384	USD	108,341	JPMorgan Chase Bank N.A.	04/28/26	(270)
INR	14,660,963	USD	157,854	Societe Generale	04/28/26	(1,987)
JPY	15,395,438	USD	98,022	Barclays Bank PLC	04/28/26	(801)
MXN	3,946,062	USD	221,831	HSBC Bank PLC	04/28/26	(2,069)
MXN	237,600	USD	13,415	JPMorgan Chase Bank N.A.	04/28/26	(182)
PEN	898,237	USD	259,546	Citibank N.A.	04/28/26	(1,749)
USD	69,861	CNH	481,300	UBS AG	04/28/26	(147)
USD	28,936	COP	110,275,967	Citibank N.A.	04/28/26	(894)
USD	1,563,436	COP	5,866,482,583	Citibank N.A.	04/28/26	(23,430)
USD	11,019	HUF	3,691,000	UBS AG	04/28/26	(60)
ZAR	15,427,204	USD	922,559	Goldman Sachs International	04/28/26	(12,614)
ZAR	290,995	USD	17,512	Morgan Stanley & Co. International PLC	04/28/26	(348)
ZAR	3,510,382	USD	208,212	Natwest Markets PLC	04/28/26	(1,159)
ZAR	6,680,960	USD	405,334	UBS AG	04/28/26	(11,270)
PEN	461,348	USD	138,000	Citibank N.A.	05/04/26	(5,632)
PEN	461,569	USD	138,000	Citibank N.A.	05/04/26	(5,569)
PEN	1,875,479	USD	561,000	Citibank N.A.	05/04/26	(22,895)
PEN	1,876,377	USD	561,000	Citibank N.A.	05/04/26	(22,638)
USD	279,715	TRY	12,990,497	Barclays Bank PLC	05/04/26	(1,009)
USD	88,000	BRL	460,237	BNP Paribas SA	05/05/26	(312)
USD	11,278,289	BRL	59,594,255	BNP Paribas SA	05/05/26	(156,908)
USD	438,000	BRL	2,305,763	Citibank N.A.	05/05/26	(4,440)
USD	1,019,000	BRL	5,364,322	Citibank N.A.	05/05/26	(10,329)
THB	104,102,800	USD	3,170,000	Bank of America N.A.	05/07/26	(4,891)
TRY	47,470,000	USD	1,023,002	HSBC Bank PLC	05/07/26	(397)
USD	11,405,201	AUD	16,647,071	State Street Bank and Trust Co.	05/07/26	(75,587)
USD	33,277,032	CNH	229,549,600	Canadian Imperial Bank of Commerce	05/07/26	(133,064)
USD	7,518,432	GBP	5,696,784	Deutsche Bank AG	05/07/26	(21,480)
USD	380,163	JPY	60,450,000	Bank of America N.A.	05/07/26	(1,870)
USD	17,912,708	JPY	2,850,328,000	Societe Generale	05/07/26	(100,846)
USD	195,167	NOK	1,910,000	HSBC Bank PLC	05/07/26	(2,063)
USD	1,141,377	SGD	1,470,000	UBS AG	05/07/26	(4,832)
USD	63,982	ZAR	1,100,000	HSBC Bank PLC	05/07/26	(856)
USD	212,885	BRL	1,186,963	State Street Bank and Trust Co.	06/02/26	(13,263)
USD	704,513	BRL	3,925,053	State Street Bank and Trust Co.	06/02/26	(43,316)
USD	458,068	BRL	2,439,126	Bank of America N.A.	06/09/26	(5,867)
USD	895,772	BRL	4,780,735	BNP Paribas SA	06/09/26	(13,549)
USD	899,232	BRL	4,843,983	Morgan Stanley & Co. International PLC	06/09/26	(22,119)
USD	231,666	COP	895,760,682	Citibank N.A.	06/09/26	(8,632)
USD	899,232	IDR	15,295,936,320	Barclays Bank PLC	06/09/26	(152)
AUD	25,302,810	USD	17,735,668	Wells Fargo Bank N.A.	06/17/26	(297,373)
CAD	1,931,383	USD	1,429,473	Barclays Bank PLC	06/17/26	(36,464)
CAD	6,030,068	USD	4,463,470	Toronto-Dominion Bank	06/17/26	(114,289)
CAD	23,262,291	USD	17,220,000	Toronto-Dominion Bank	06/17/26	(442,092)
CHF	462,805	USD	600,000	Natwest Markets PLC	06/17/26	(16,379)
CNH	1,580,000	USD	230,987	Morgan Stanley & Co. International PLC	06/17/26	(379)
CZK	11,178,993	USD	530,000	HSBC Bank PLC	06/17/26	(3,086)
DKK	2,571,718	USD	400,000	HSBC Bank PLC	06/17/26	(644)
DKK	7,306,228	USD	1,136,403	HSBC Bank PLC	06/17/26	(1,837)
EUR	3,605,000	USD	4,185,649	Canadian Imperial Bank of Commerce	06/17/26	(4,329)
GBP	5,498,769	EUR	6,322,998	HSBC Bank PLC	06/17/26	(57,301)
IDR	11,520,000,000	USD	678,845	Bank of America N.A.	06/17/26	(1,716)
IDR	26,928,247,495	USD	1,583,567	Barclays Bank PLC	06/17/26	(763)
INR	42,000,000	USD	461,082	Bank of America N.A.	06/17/26	(18,155)
INR	59,690,735	USD	640,541	JPMorgan Chase Bank N.A.	06/17/26	(11,048)
INR	463,550,000	USD	4,974,353	JPMorgan Chase Bank N.A.	06/17/26	(85,800)
INR	20,900,000	USD	228,803	Morgan Stanley & Co. International PLC	06/17/26	(8,394)
JPY	3,863,521,427	EUR	21,166,501	Natwest Markets PLC	06/17/26	(50,918)
JPY	9,025,601,052	USD	57,415,952	JPMorgan Chase Bank N.A.	06/17/26	(182,717)
KRW	884,958,000	USD	600,000	Citibank N.A.	06/17/26	(10,441)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	2,045,905,000	USD	1,387,120	Citibank N.A.	06/17/26	$ (24,137)
MXN	24,194,327	USD	1,343,756	Bank of America N.A.	06/17/26	(2,145)
MXN	152,771,717	USD	8,480,988	Barclays Bank PLC	06/17/26	(9,574)
MXN	206,615,000	USD	11,468,332	Barclays Bank PLC	06/17/26	(11,229)
MXN	31,621,381	USD	1,762,000	Morgan Stanley & Co. International PLC	06/17/26	(8,548)
NOK	18,361,359	USD	1,900,000	Wells Fargo Bank N.A.	06/17/26	(4,795)
NZD	283,189	USD	167,779	Toronto-Dominion Bank	06/17/26	(4,610)
PLN	6,557,981	USD	1,770,000	State Street Bank and Trust Co.	06/17/26	(3,873)
SEK	33,581,512	USD	3,646,000	Toronto-Dominion Bank	06/17/26	(85,048)
SGD	188,100	USD	148,374	BNP Paribas SA	06/17/26	(1,294)
SGD	190,950	USD	149,722	BNP Paribas SA	06/17/26	(413)
SGD	2,288,801	USD	1,800,000	HSBC Bank PLC	06/17/26	(10,322)
SGD	290,000	USD	230,243	JPMorgan Chase Bank N.A.	06/17/26	(3,484)
USD	1,898,000	BRL	10,068,890	Citibank N.A.	06/17/26	(13,467)
USD	2,390,921	BRL	12,766,897	Deutsche Bank AG	06/17/26	(32,732)
USD	5,470,257	BRL	29,215,000	Goldman Sachs International	06/17/26	(75,886)
USD	1,952,000	BRL	10,377,808	UBS AG	06/17/26	(18,111)
USD	923,682	CNH	6,355,000	Deutsche Bank AG	06/17/26	(3,860)
USD	1,712,161	CNH	11,779,696	JPMorgan Chase Bank N.A.	06/17/26	(7,141)
USD	908,914	COP	3,474,470,000	Bank of America N.A.	06/17/26	(21,476)
USD	6,567,330	EUR	5,680,000	BNP Paribas SA	06/17/26	(20,714)
USD	8,903,474	EUR	7,690,000	HSBC Bank PLC	06/17/26	(15,901)
USD	515,343	EUR	444,616	Natwest Markets PLC	06/17/26	(352)
USD	201,319	EUR	173,698	Toronto-Dominion Bank	06/17/26	(148)
USD	780,721	HUF	269,785,000	HSBC Bank PLC	06/17/26	(26,344)
USD	148,928	IDR	2,542,650,000	Bank of America N.A.	06/17/26	(525)
USD	1,431	TRY	70,221	Barclays Bank PLC	06/17/26	(19)
USD	621,382	ZAR	10,637,873	Morgan Stanley & Co. International PLC	06/17/26	(3,682)
ZAR	22,721,570	USD	1,343,756	Citibank N.A.	06/17/26	(8,674)
ZAR	11,372,890	USD	676,470	State Street Bank and Trust Co.	06/17/26	(8,218)
ZAR	103,055,000	USD	6,129,770	State Street Bank and Trust Co.	06/17/26	(74,427)
ZAR	119,223,089	USD	7,091,542	State Street Bank and Trust Co.	06/17/26	(86,188)
USD	3,133,000	BRL	16,734,763	State Street Bank and Trust Co.	06/18/26	(43,144)
USD	55,147	COP	212,176,767	State Street Bank and Trust Co.	07/07/26	(1,415)
USD	97,237	COP	366,243,353	State Street Bank and Trust Co.	07/07/26	(395)
USD	233,508	COP	885,812,717	State Street Bank and Trust Co.	07/07/26	(2,629)
USD	265,392	COP	1,008,356,748	State Street Bank and Trust Co.	07/07/26	(3,413)
USD	273,829	COP	1,053,556,781	State Street Bank and Trust Co.	07/07/26	(7,025)
USD	295,811	COP	1,149,819,110	State Street Bank and Trust Co.	07/07/26	(10,704)
USD	644,522	COP	2,438,872,952	State Street Bank and Trust Co.	07/07/26	(5,625)
USD	105,000	INR	10,166,100	HSBC Bank PLC	10/01/26	(878)
HKD	2,545,600	USD	328,337	HSBC Bank PLC	12/16/26	(684)
HKD	2,546,201	USD	328,415	HSBC Bank PLC	12/16/26	(684)
HKD	5,000,000	USD	644,845	HSBC Bank PLC	12/16/26	(1,276)
HKD	5,000,000	USD	644,912	UBS AG	12/16/26	(1,343)
HKD	5,092,490	USD	656,841	UBS AG	12/16/26	(1,368)
HKD	5,815,709	USD	750,114	UBS AG	12/16/26	(1,552)
						(8,797,949)
						$ (380,507)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	57	04/10/26	USD	608.00	USD	3,290	$ 1,850
Citizens Financial Group, Inc.	19	04/17/26	USD	65.00	USD	114	665
EssilorLuxottica SA	6	04/17/26	EUR	280.00	EUR	119	104
Home Depot, Inc.	4	04/17/26	USD	400.00	USD	132	42
InvesCo QQQ Trust, Series 1	23	04/17/26	USD	615.00	USD	1,328	1,231
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
iShares Expanded Tech-Software Sector ETF	76	04/17/26	USD	90.00	USD	608	$ 1,026
iShares MSCI Emerging Markets ETF	200	04/17/26	USD	65.00	USD	1,136	517
Lowe’s Cos., Inc.	6	04/17/26	USD	300.00	USD	142	72
Safran SA	5	04/17/26	EUR	350.00	EUR	140	90
SPDR S&P 500 ETF Trust	62	04/17/26	USD	700.00	USD	4,032	690
United Airlines Holdings, Inc.	4	04/17/26	USD	115.00	USD	37	172
Williams Cos., Inc.	22	04/17/26	USD	75.00	USD	160	2,090
10-Year U.S. Treasury Note Future	6	04/24/26	USD	112.50	USD	666	1,219
5-Year U.S. Treasury Note Future	19	04/24/26	USD	108.50	USD	2,055	6,383
U.S. Long Bond Future	6	04/24/26	USD	115.00	USD	682	5,250
Nikkei 225 Index	1	05/08/26	JPY	56,000.00	JPY	51,064	3,718
GE Vernova, Inc.	2	05/15/26	USD	1,000.00	USD	175	4,650
iShares Expanded Tech-Software Sector ETF	58	05/15/26	USD	85.00	USD	464	10,464
UniCredit SpA	3	05/15/26	EUR	68.00	EUR	93	1,556
Cheniere Energy, Inc.	6	06/18/26	USD	320.00	USD	170	5,400
iShares iBoxx $ High Yield Corporate Bond ETF	567	06/18/26	USD	80.00	USD	4,511	22,364
							$ 69,553
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One Touch	BNP Paribas SA	04/03/26	KRW	1,400.00	KRW	1,400.00	USD	13	$ —
USD Currency	One Touch	HSBC Bank PLC	04/09/26	KRW	1,415.00	KRW	1,415.00	USD	215	1,000
USD Currency	Up-and-in	BNP Paribas SA	04/16/26	JPY	159.00	JPY	163.00	USD	993	154
USD Currency	One Touch	Standard Chartered Bank	05/11/26	INR	89.00	INR	89.00	USD	288	3,964
EUR Currency	One Touch	Bank of America N.A.	05/14/26	MXN	19.80	MXN	19.80	EUR	118	3,178
USD Currency	One Touch	BNP Paribas SA	05/22/26	JPY	150.00	JPY	150.00	USD	60	4,370
EUR Currency	One Touch	Deutsche Bank AG	06/04/26	USD	1.12	USD	1.125	EUR	342	53,773
										$ 66,439
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	—	04/01/26	ZAR	16.60	USD	2,226	$ 41,829
EUR Currency	Citibank N.A.	—	04/09/26	BRL	6.29	EUR	1,033	560
USD Currency	Morgan Stanley & Co. International PLC	—	04/09/26	THB	32.00	USD	1,101	20,208
USD Currency	HSBC Bank PLC	—	04/13/26	CLP	910.00	USD	273	6,383
USD Currency	HSBC Bank PLC	—	04/13/26	CLP	910.00	USD	667	15,595
EUR Currency	HSBC Bank PLC	—	04/15/26	USD	1.22	EUR	958	25
USD Currency	JPMorgan Chase Bank N.A.	—	04/22/26	MXN	18.10	USD	1,238	12,028
USD Currency	Standard Chartered Bank	—	04/22/26	THB	33.00	USD	1,091	6,734
USD Currency	UBS AG	—	04/27/26	BRL	5.45	USD	2,799	12,075
USD Currency	Bank of America N.A.	—	05/07/26	IDR	16,900.00	USD	250	2,754
KOSPI 200 Index	JPMorgan Chase Bank N.A.	1	05/14/26	KRW	870.00	KRW	186,143	2,613
USD Currency	Morgan Stanley & Co. International PLC	—	05/22/26	COP	3,850.00	USD	1,773	17,393
USD Currency	UBS AG	—	05/27/26	COP	3,920.00	USD	20	150
USD Currency	UBS AG	—	05/27/26	COP	3,920.00	USD	66	498
USD Currency	UBS AG	—	05/27/26	COP	3,920.00	USD	1,972	14,908
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.69	AUD	81	1,402
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.69	AUD	2,348	40,835
								195,990
Put
EUR Currency	Goldman Sachs International	—	04/01/26	USD	1.16	EUR	3,085	27,414
USD Currency	HSBC Bank PLC	—	04/01/26	HUF	333.00	USD	2,296	9,326
AUD Currency	BNP Paribas SA	—	04/02/26	USD	0.69	AUD	126	294

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
USD Currency	Morgan Stanley & Co. International PLC	—	04/08/26	HUF	335.00	USD	3,425	$ 49,176
USD Currency	Deutsche Bank AG	—	04/13/26	CLP	850.00	USD	940	57
EUR Currency	Société Générale	—	04/15/26	USD	1.14	EUR	2,684	6,555
USD Currency	Goldman Sachs International	—	04/22/26	BRL	5.16	USD	266	2,513
USD Currency	Barclays Bank PLC	—	04/28/26	HUF	333.00	USD	2,296	52,055
USD Currency	HSBC Bank PLC	—	05/04/26	IDR	16,400.00	USD	2,218	353
USD Currency	HSBC Bank PLC	—	01/08/27	INR	92.40	USD	3,122	19,213
								166,956
								$ 362,946
OTC Dual Binary Options Purchased
Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Put
Dual Binary Option payout at expiry if SPX˂6,536.76 and USO˃85.04	Barclays Bank PLC	180,922	04/17/26	USD	1,182,644	$ 2,032

(a)	Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 05/02/56	1-day SOFR, 3.68%	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55%	USD	19,093	$ 3,126
1-Year Interest Rate Swap, 05/09/27	Tokyo Overnight Average Rate, 0.73%	Annual	1.10%	Annual	Bank of America N.A.	05/07/26	1.10	JPY	1,269,690	14
1-Year Interest Rate Swap, 06/10/27(a)	1-day SOFR, 3.68%	Annual	3.00%	Annual	Goldman Sachs International	06/08/26	3.00	USD	95,289	26,100
3-Year Interest Rate Swap, 06/10/29	3-mo. BBSW, 4.31%	Quarterly	4.40%	Quarterly	Bank of America N.A.	06/09/26	4.40	AUD	4,370	7,709
1-Year Interest Rate Swap, 10/01/27	3-mo. BBSW, 4.31%	Quarterly	4.80%	Quarterly	Bank of America N.A.	09/30/26	4.80	AUD	6,190	11,638
1-Year Interest Rate Swap, 12/16/27	3-mo. KRW CDC, 2.82%	Quarterly	2.85%	Quarterly	Citibank N.A.	12/15/26	2.85	KRW	5,932,300	1,908
										$ 50,495

(a)	Forward settling swaption.
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	202	04/02/26	USD	113.00	USD	2,202	$ —
iShares MSCI Emerging Markets ETF	200	04/17/26	USD	70.00	USD	1,136	(25)
Safran SA	5	04/17/26	EUR	380.00	EUR	140	(185)
Vertiv Holdings Co., Class A	6	04/17/26	USD	290.00	USD	150	(1,335)
iShares iBoxx $ High Yield Corporate Bond ETF	1,244	05/15/26	USD	80.00	USD	9,897	(36,014)
iShares iBoxx $ Investment Grade Corporate Bond ETF	813	06/18/26	USD	111.00	USD	8,861	(55,950)
							(93,509)
Put
Citizens Financial Group, Inc.	19	04/17/26	USD	57.50	USD	114	(1,948)
EssilorLuxottica SA	6	04/17/26	EUR	240.00	EUR	119	(28,638)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Home Depot, Inc.	4	04/17/26	USD	355.00	USD	132	$ (10,820)
InvesCo QQQ Trust, Series 1	23	04/17/26	USD	580.00	USD	1,328	(30,271)
iShares MSCI Emerging Markets ETF	200	04/17/26	USD	59.00	USD	1,136	(58,586)
Lowe’s Cos., Inc.	6	04/17/26	USD	260.00	USD	142	(14,430)
Safran SA	5	04/17/26	EUR	310.00	EUR	140	(18,655)
SPDR S&P 500 ETF Trust	70	04/17/26	USD	640.00	USD	4,552	(57,627)
SPDR S&P 500 ETF Trust	128	04/17/26	USD	645.00	USD	8,324	(125,464)
United Airlines Holdings, Inc.	4	04/17/26	USD	95.00	USD	37	(2,900)
Williams Cos., Inc.	43	04/17/26	USD	65.00	USD	313	(860)
10-Year U.S. Treasury Note Future	6	04/24/26	USD	111.00	USD	666	(4,125)
5-Year U.S. Treasury Note Future	11	04/24/26	USD	107.00	USD	1,190	(1,547)
U.S. Long Bond Future	3	04/24/26	USD	112.00	USD	341	(1,734)
Nikkei 225 Index	1	05/08/26	JPY	50,000.00	JPY	51,064	(12,728)
GE Vernova, Inc.	2	05/15/26	USD	780.00	USD	175	(6,590)
iShares Expanded Tech-Software Sector ETF	58	05/15/26	USD	70.00	USD	464	(6,881)
SPDR S&P 500 ETF Trust	20	05/15/26	USD	635.00	USD	1,301	(26,034)
UniCredit SpA	3	05/15/26	EUR	56.00	EUR	93	(4,378)
Cheniere Energy, Inc.	6	06/18/26	USD	260.00	USD	170	(6,270)
iShares Expanded Tech-Software Sector ETF	76	06/18/26	USD	75.00	USD	608	(22,153)
iShares iBoxx $ High Yield Corporate Bond ETF	71	06/18/26	USD	75.00	USD	565	(3,129)
SPDR S&P 500 ETF Trust	60	06/18/26	USD	625.00	USD	3,902	(94,330)
SPDR S&P 500 ETF Trust	52	06/18/26	USD	610.00	USD	3,382	(64,422)
VanEck Vectors Semiconductor ETF	24	06/18/26	USD	320.00	USD	920	(20,448)
							(624,968)
							$ (718,477)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One Touch	BNP Paribas SA	04/03/26	KRW	1,365.00	KRW	1,365.00	USD	13	$ —
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	HSBC Bank PLC	—	04/09/26	BRL	6.29	EUR	1,033	$ (560)
USD Currency	HSBC Bank PLC	—	04/09/26	KRW	1,480.00	USD	1,074	(20,478)
EUR Currency	HSBC Bank PLC	—	04/15/26	USD	1.24	EUR	1,916	(13)
USD Currency	Société Générale	—	04/23/26	CNH	6.88	USD	2,343	(7,858)
USD Currency	UBS AG	—	04/27/26	BRL	5.70	USD	4,198	(5,894)
USD Currency	Bank of America N.A.	—	05/04/26	ZAR	16.74	USD	5,919	(150,875)
USD Currency	Barclays Bank PLC	—	05/04/26	BRL	5.65	USD	5,917	(16,265)
USD Currency	Morgan Stanley & Co. International PLC	—	05/04/26	MXN	18.05	USD	5,917	(82,427)
USD Currency	Bank of America N.A.	—	05/07/26	IDR	17,200.00	USD	250	(1,188)
EUR Currency	Bank of America N.A.	—	05/14/26	MXN	20.90	EUR	1,175	(16,604)
EUR Currency	Deutsche Bank AG	—	05/14/26	MXN	20.50	EUR	233	(5,720)
USD Currency	BNP Paribas SA	—	05/14/26	CLP	910.00	USD	264	(8,272)
USD Currency	Standard Chartered Bank	—	05/14/26	INR	92.80	USD	1,572	(29,791)
EUR Currency	Deutsche Bank AG	—	05/15/26	MXN	20.55	EUR	2,915	(67,528)
USD Currency	HSBC Bank PLC	—	05/15/26	ZAR	17.50	USD	2,186	(26,770)
USD Currency	HSBC Bank PLC	—	05/15/26	CLP	905.00	USD	1,457	(50,597)
USD Currency	Morgan Stanley & Co. International PLC	—	05/22/26	COP	4,000.00	USD	886	(3,625)
USD Currency	UBS AG	—	05/27/26	COP	4,200.00	USD	2,024	(3,546)
USD Currency	UBS AG	—	05/27/26	COP	4,200.00	USD	890	(1,559)
USD Currency	UBS AG	—	05/27/26	COP	4,200.00	USD	99	(173)
USD Currency	UBS AG	—	05/27/26	COP	4,200.00	USD	30	(52)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
USD Currency	HSBC Bank PLC	—	06/04/26	INR	95.50	USD	350	$ (2,963)
EUR Currency	Morgan Stanley & Co. International PLC	—	06/08/26	HUF	410.00	EUR	986	(9,065)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.35	USD	1,457	(34,538)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.35	USD	1,242	(29,442)
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.73	AUD	4,696	(15,769)
AUD Currency	Goldman Sachs International	—	07/06/26	USD	0.73	AUD	161	(541)
USD Currency	Goldman Sachs International	—	09/28/26	ZAR	17.40	USD	134	(4,498)
								(596,611)
Put
USD Currency	Barclays Bank PLC	—	04/01/26	HUF	333.00	USD	2,296	(9,326)
AUD Currency	BNP Paribas SA	—	04/02/26	USD	0.68	AUD	126	(22)
USD Currency	HSBC Bank PLC	—	04/09/26	KRW	1,445.00	USD	1,074	(380)
USD Currency	HSBC Bank PLC	—	04/13/26	CLP	850.00	USD	667	(41)
USD Currency	HSBC Bank PLC	—	04/13/26	CLP	850.00	USD	273	(17)
USD Currency	HSBC Bank PLC	—	04/16/26	COP	3,700.00	USD	1,089	(13,390)
EUR Currency	Goldman Sachs International	—	04/23/26	BRL	6.15	EUR	1,321	(41,181)
USD Currency	Barclays Bank PLC	—	05/04/26	BRL	5.15	USD	5,917	(63,357)
USD Currency	Barclays Bank PLC	—	05/04/26	IDR	16,400.00	USD	2,218	(353)
USD Currency	Barclays Bank PLC	—	05/04/26	COP	3,520.00	USD	1,479	(2,254)
EUR Currency	Deutsche Bank AG	—	05/14/26	MXN	20.50	EUR	233	(1,489)
EUR Currency	Société Générale	—	05/14/26	USD	1.12	EUR	1,342	(3,333)
KOSPI 200 Index	JPMorgan Chase Bank N.A.	1	05/14/26	KRW	750.00	KRW	186,143	(9,572)
USD Currency	BNP Paribas SA	—	05/14/26	CLP	910.00	USD	264	(3,829)
USD Currency	Morgan Stanley & Co. International PLC	—	05/14/26	ZAR	16.30	USD	2,378	(12,598)
USD Currency	UBS AG	—	05/14/26	MXN	17.55	USD	2,372	(14,854)
EUR Currency	Deutsche Bank AG	—	05/15/26	MXN	20.55	EUR	2,915	(22,227)
USD Currency	HSBC Bank PLC	—	05/15/26	HUF	323.00	USD	1,771	(21,406)
USD Currency	HSBC Bank PLC	—	05/15/26	CLP	905.00	USD	1,457	(18,253)
USD Currency	Morgan Stanley & Co. International PLC	—	05/15/26	BRL	5.07	USD	1,771	(10,817)
USD Currency	Morgan Stanley & Co. International PLC	—	05/15/26	MXN	17.27	USD	1,771	(4,433)
USD Currency	Morgan Stanley & Co. International PLC	—	05/15/26	ZAR	16.13	USD	1,771	(5,926)
USD Currency	Standard Chartered Bank	—	05/18/26	INR	91.70	USD	1,771	(3,834)
USD Currency	UBS AG	—	05/18/26	HUF	330.00	USD	2,296	(47,794)
USD Currency	Morgan Stanley & Co. International PLC	—	05/22/26	COP	3,600.00	USD	886	(7,004)
USD Currency	Standard Chartered Bank	—	05/22/26	THB	32.00	USD	1,091	(11,210)
USD Currency	Morgan Stanley & Co. International PLC	—	06/24/26	MXN	17.32	USD	3,525	(23,001)
USD Currency	Morgan Stanley & Co. International PLC	—	06/24/26	BRL	5.11	USD	3,525	(43,157)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.25	USD	1,457	(35,641)
USD Currency	Morgan Stanley & Co. International PLC	—	06/29/26	BRL	5.35	USD	1,242	(44,556)
								(475,255)
								$ (1,071,866)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/17/26	—	EUR 3.00	EUR	3,043	$ (28,288)
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	05/20/26	N/R	EUR 3.00	EUR	690	(15,432)
Sold Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/17/26	N/R	EUR 3.00	EUR	3,043	(78,754)
										(94,186)
										$ (122,474)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 04/30/36	3.27%	Annual	1-day SOFR, 0.00%	Annual	Bank of America N.A.	04/28/26	3.27%	USD	14,262	$ (1,665)
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	04/30/26	3.25	USD	19,093	(325)
5-Year Interest Rate Swap, 05/07/31	3.86%	Annual	6-mo. PRIBOR, 3.62%	Semi-Annual	JPMorgan Chase Bank N.A.	05/05/26	3.86	CZK	10,331	(241)
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR, 3.68%	Annual	Goldman Sachs International	06/08/26	2.50	USD	95,289	(7,941)
3-Year Interest Rate Swap, 06/10/29(a)	4.05%	Quarterly	3-mo. BBSW, 4.31%	Quarterly	Bank of America N.A.	06/09/26	4.05	AUD	8,730	(4,514)
1-Year Interest Rate Swap, 10/01/27	4.35%	Quarterly	3-mo. BBSW, 4.31%	Quarterly	Bank of America N.A.	09/30/26	4.35	AUD	9,290	(7,427)
10-Year Interest Rate Swap, 12/18/36	3.20%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	12/16/26	3.20	USD	7,515	(39,673)
										(61,786)
Put
10-Year Interest Rate Swap, 04/25/36	6-mo. EURIBOR, 2.48%	Semi-Annual	2.94%	Annual	JPMorgan Chase Bank N.A.	04/23/26	2.94	EUR	7,505	(125,525)
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.68%	Annual	3.50%	Annual	Goldman Sachs International	06/08/26	3.50	USD	95,289	(279,963)
2-Year Interest Rate Swap, 07/02/28	1-day SOFR, 3.68%	Annual	4.00%	Annual	Deutsche Bank AG	06/30/26	4.00	USD	80,439	(117,711)
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.68%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70	USD	74,075	(290,113)
2-Year Interest Rate Swap, 08/06/28	1-day SOFR, 3.68%	Annual	3.60%	Annual	Morgan Stanley & Co. International PLC	08/04/26	3.60	USD	48,174	(232,400)
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.68%	Annual	3.80%	Annual	Deutsche Bank AG	09/14/26	3.80	USD	73,207	(273,317)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.68%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85	USD	89,200	(339,346)
10-Year Interest Rate Swap, 12/18/36	1-day SOFR, 3.68%	Annual	4.60%	Annual	Citibank N.A.	12/16/26	4.60	USD	3,758	(26,023)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	100,304	(390,567)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.68%	Annual	4.00%	Annual	Deutsche Bank AG	12/08/27	4.00%	USD	40,122	$ (236,235)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.68%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50	USD	60,622	(217,307)
										(2,528,507)
										$ (2,590,293)

(a)	Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V2	5.00%	Quarterly	06/20/30	USD	6,658	$ (399,550)	$ (414,379)	$ 14,829
CDX.NA.HY.45.V2	5.00	Quarterly	12/20/30	USD	3,242	(176,350)	(205,655)	29,305
iTraxx.XO.44.V1	5.00	Quarterly	12/20/30	EUR	1,430	(122,657)	(160,124)	37,467
CDX.EM.45.V1	1.00	Quarterly	06/20/31	USD	176	7,381	7,554	(173)
CDX.NA.HY.46.V1	5.00	Quarterly	06/20/31	USD	1,705	(84,633)	(68,034)	(16,599)
Federative Republic of Brazil	1.00	Quarterly	06/20/31	USD	1,726	31,194	38,722	(7,528)
iTraxx.Asia.XJ.IG.45.V1	1.00	Quarterly	06/20/31	USD	69	(273)	(476)	203
iTraxx.EUR.45.V1	1.00	Quarterly	06/20/31	EUR	721	(11,684)	(11,379)	(305)
iTraxx.FINSR.45.V1	1.00	Quarterly	06/20/31	EUR	2,265	(28,749)	(27,222)	(1,527)
iTraxx.XO.45.V1	5.00	Quarterly	06/20/31	EUR	3,304	(245,298)	(251,589)	6,291
Kngdom of Morocco	1.00	Quarterly	06/20/31	USD	275	(257)	12	(269)
Republic of Colombia	1.00	Quarterly	06/20/31	USD	1,197	69,447	68,333	1,114
Republic of Korea	1.00	Quarterly	06/20/31	USD	320	(9,931)	(10,125)	194
Republic of Turkey	1.00	Quarterly	06/20/31	USD	243	21,704	20,522	1,182
Sultanate of Oman	1.00	Quarterly	06/20/31	USD	275	(362)	(52)	(310)
United Mexican States	1.00	Quarterly	06/20/31	USD	2,274	9,221	5,662	3,559
						$ (940,797)	$ (1,008,230)	$ 67,433
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V3	5.00%	Quarterly	12/20/29	CCC+	USD	779	$ 46,370	$ 29,870	$ 16,500
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB	USD	1,750	32,166	28,671	3,495
iTraxx.EUR.43.V1	1.00	Quarterly	06/20/30	B+	EUR	3,000	55,596	53,644	1,952
Kingdom of Saudi Arabia	1.00	Quarterly	06/20/31	A+	USD	549	2,616	2,438	178
Republic of Chile	1.00	Quarterly	06/20/31	A	USD	187	3,258	3,834	(576)
							$ 140,006	$ 118,457	$ 21,549

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.40%	Annual	N/A	04/08/26	USD	65,486	$ 168,952	$ 3	$ 168,949
1-day SOFR, 3.68%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,493	51,284	1	51,283
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,833	$ (20,069)	$ 3	$ (20,072)
1-day SOFR, 3.68%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,734	57,672	4	57,668
8.15%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	05/07/26	ZAR	68,580	(14,588)	(1)	(14,587)
1-day SOFR, 3.68%	Annual	4.50%	Annual	N/A	05/08/26	USD	26,398	110,267	6	110,261
1-day TIIEFONDEO, 6.94%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	29,665	2,271	(1)	2,272
1-day TIIEFONDEO, 6.94%	Monthly	7.73%	Monthly	N/A	05/11/26	MXN	4,291	330	—	330
1-day TIIEFONDEO, 6.94%	Monthly	7.66%	Monthly	N/A	06/01/26	MXN	13,638	1,458	1	1,457
1-day TIIEFONDEO, 6.94%	Monthly	7.72%	Monthly	N/A	06/01/26	MXN	1,973	225	—	225
7.97%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	06/06/26	ZAR	16,986	(3,411)	—	(3,411)
7.73%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	06/19/26	MXN	100,648	(12,151)	1	(12,152)
1-day TIIEFONDEO, 6.94%	Monthly	7.69%	Monthly	N/A	06/26/26	MXN	1,266	186	—	186
1-day SOFR, 3.68%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,440	46,234	8	46,226
1-day TIIEFONDEO, 6.94%	Monthly	7.49%	Monthly	N/A	08/04/26	MXN	2,683	386	—	386
1-day TIIEFONDEO, 6.94%	Monthly	7.33%	Monthly	N/A	08/21/26	MXN	4,513	581	—	581
1-day TIIEFONDEO, 6.94%	Monthly	7.31%	Monthly	N/A	08/26/26	MXN	2,676	333	—	333
6.91%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	09/11/26	MXN	91,905	(2,291)	5	(2,296)
4.19%	Quarterly	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	1,048	(6,330)	1	(6,331)
4.21%	Quarterly	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	3,816	(23,242)	1	(23,243)
4.21%	Quarterly	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	1,768	(10,792)	50	(10,842)
4.22%	Quarterly	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	1,051	(6,445)	1	(6,446)
4.31%	Semi-Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/17/26	PLN	1,754	(11,252)	—	(11,252)
4.43%	Quarterly	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	496	(3,314)	—	(3,314)
4.46%	Quarterly	3-mo. WIBOR, 3.85%	Quarterly	N/A	09/17/26	PLN	1,770	(11,982)	—	(11,982)
6.81%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	20,630	667	2	665
6.81%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	12,233	388	—	388
6.86%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	12,266	216	—	216
6.94%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	44,524	(309)	4	(313)
6.94%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	5,786	(37)	72	(109)
7.03%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	20,653	(663)	2	(665)
7.06%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/26	ZAR	20,469	(815)	2	(817)
5.16%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/19/26	PLN	4,577	(39,858)	2	(39,860)
5.24%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/19/26	PLN	6,665	(59,444)	1	(59,445)
1-day SOFR, 3.68%	At Termination	4.17%	At Termination	N/A	10/23/26	USD	8,267	32,272	8	32,264
1-day TIIEFONDEO, 6.94%	Monthly	7.62%	Monthly	N/A	11/18/26	MXN	2,687	793	1	792
1-day TIIEFONDEO, 6.94%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	18,572	17,090	—	17,090
13.70%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	1,161	1,104	—	1,104
13.88%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/04/27	BRL	21,569	20,082	18	20,064
5.13%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	03/19/27	PLN	6,048	(15,693)	2	(15,695)
5.14%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	03/19/27	PLN	10,081	(26,495)	4	(26,499)
6-mo. BUBOR, 6.62%	Semi-Annual	6.04%	Annual	N/A	03/19/27	HUF	27,331	(704)	—	(704)
1-day MIBOR, 6.98%	Semi-Annual	6.15%	Semi-Annual	N/A	03/19/27	INR	514,125	3,884	28	3,856
6-mo. BUBOR, 6.62%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	188,929	(2,407)	1	(2,408)
7.25%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	03/19/27	ZAR	16,416	(587)	1	(588)
1-day MIBOR, 6.98%	At Termination	5.61%	At Termination	06/17/26 (a)	06/17/27	INR	542,583	(39,278)	19	(39,297)
1-day MIBOR, 6.98%	At Termination	5.62%	At Termination	06/17/26 (a)	06/17/27	INR	326,857	(23,345)	12	(23,357)
3.97%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/17/27	PLN	5,167	(21,728)	5	(21,733)
3.99%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/17/27	PLN	1,420	(6,118)	2	(6,120)
3.99%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/17/27	PLN	2,394	(10,332)	105	(10,437)
4.03%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/17/27	PLN	1,423	(6,431)	2	(6,433)
4.05%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/17/27	PLN	2,376	(10,947)	2	(10,949)
4.18%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/17/27	PLN	671	(3,559)	1	(3,560)
4.27%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	09/17/27	PLN	2,397	(13,830)	2	(13,832)
6-mo. BUBOR, 6.62%	Semi-Annual	5.68%	Annual	N/A	09/17/27	HUF	357,768	9,311	3	9,308
6-mo. BUBOR, 6.62%	Semi-Annual	5.76%	Annual	N/A	09/17/27	HUF	436,000	13,323	4	13,319
6-mo. BUBOR, 6.62%	Semi-Annual	5.94%	Annual	N/A	09/17/27	HUF	164,477	6,794	2	6,792
6-mo. BUBOR, 6.62%	Semi-Annual	6.02%	Annual	N/A	09/17/27	HUF	138,623	6,318	2	6,316
6-mo. BUBOR, 6.62%	Semi-Annual	6.09%	Annual	N/A	09/17/27	HUF	165,772	8,232	2	8,230
6-mo. BUBOR, 6.62%	Semi-Annual	6.10%	Annual	N/A	09/17/27	HUF	46,490	2,330	1	2,329
6-mo. BUBOR, 6.62%	Semi-Annual	6.11%	Annual	N/A	09/17/27	HUF	98,299	4,953	1	4,952
6-mo. BUBOR, 6.62%	Semi-Annual	6.20%	Annual	N/A	09/17/27	HUF	98,559	5,497	1	5,496
6.72%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	4,355	1,992	1	1,991

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.72%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	2,582	$ 1,189	$ 1	$ 1,188
6.79%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	2,589	1,035	1	1,034
6.93%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	1,221	343	32	311
6.99%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	9,398	2,158	2	2,156
7.02%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	4,359	905	1	904
7.08%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/27	ZAR	4,321	662	1	661
1-day SOFR, 3.68%	Annual	3.92%	Annual	N/A	11/03/27	USD	2,064	8,915	8	8,907
1-day SOFR, 3.68%	Annual	3.95%	Annual	N/A	11/03/27	USD	2,064	10,123	8	10,115
1-day SOFR, 3.68%	Annual	3.99%	Annual	N/A	11/03/27	USD	4,128	23,065	15	23,050
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	11/03/27	USD	20,964	151,978	76	151,902
1-day SOFR, 3.68%	Annual	3.95%	Annual	N/A	11/06/27	USD	63,560	313,022	232	312,790
1-day SOFR, 3.68%	Annual	3.86%	Annual	N/A	11/10/27	USD	8,552	28,106	31	28,075
3-mo. KRW CDC, 2.82%	Quarterly	2.86%	Quarterly	11/25/26 (a)	11/25/27	KRW	83,722,090	(523,433)	186	(523,619)
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	47,229	(176,551)	85	(176,636)
4.02%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	12/17/27	PLN	1,381	1,944	2	1,942
6-mo. BUBOR, 6.62%	Semi-Annual	6.15%	Annual	N/A	12/17/27	HUF	95,611	(5,127)	1	(5,128)
1-day BZDIOVER, 0.05%	At Termination	13.80%	At Termination	N/A	01/03/28	BRL	9,199	1,685	8	1,677
1-day BZDIOVER, 0.05%	At Termination	13.81%	At Termination	N/A	01/03/28	BRL	9,357	2,001	8	1,993
1-day SOFR, 3.68%	Annual	3.48%	Annual	N/A	01/23/28	USD	11,120	(37,398)	44	(37,442)
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/26/28	USD	10,280	41,318	41	41,277
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/26/28	USD	10,280	68,098	41	68,057
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/05/28	USD	10,488	77,097	42	77,055
1-day SOFR, 3.68%	Annual	3.87%	Annual	N/A	02/05/28	USD	10,488	44,870	42	44,828
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.58%	Quarterly	N/A	03/19/28	CNY	7,240	1,672	7	1,665
3.32%	Quarterly	3-mo. KLIBOR, 3.37%	Quarterly	N/A	03/18/28	MYR	9,406	4,424	11	4,413
3.33%	Quarterly	3-mo. KLIBOR, 3.37%	Quarterly	N/A	03/18/28	MYR	9,109	3,758	11	3,747
3.49%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	03/18/28	PLN	1,004	4,479	1	4,478
6-mo. BUBOR, 6.62%	Semi-Annual	5.76%	Annual	N/A	03/18/28	HUF	69,891	(5,286)	1	(5,287)
1-day TIIEFONDEO, 6.94%	Monthly	7.73%	Monthly	N/A	03/23/28	MXN	31,578	5,808	8	5,800
1.32%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	512,155	2,279	15	2,264
1.32%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	504,102	2,384	15	2,369
1.34%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	506,865	1,156	15	1,141
1.38%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	468,094	(1,487)	14	(1,501)
1.39%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	507,102	(1,988)	15	(2,003)
1-day SONIA, 3.73%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,670	69,222	(4)	69,226
1-day SOFR, 3.68%	Annual	3.50%	Annual	N/A	08/20/28	USD	30,150	(163,814)	186	(164,000)
1-day SOFR, 3.68%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,462	298,882	69	298,813
1-day SOFR, 3.68%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	9,063	(50,009)	41	(50,050)
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.59%	Quarterly	N/A	12/17/28	CNY	24,797	6,296	23	6,273
1-day BZDIOVER, 0.05%	At Termination	12.90%	At Termination	N/A	01/02/29	BRL	1,763	(7,729)	1	(7,730)
1-day BZDIOVER, 0.05%	At Termination	13.01%	At Termination	N/A	01/02/29	BRL	10,552	(52,429)	18	(52,447)
1-day BZDIOVER, 0.05%	At Termination	13.11%	At Termination	N/A	01/02/29	BRL	864	(4,085)	1	(4,086)
1-day BZDIOVER, 0.05%	At Termination	13.14%	At Termination	N/A	01/02/29	BRL	5,332	(23,292)	9	(23,301)
1-day BZDIOVER, 0.05%	At Termination	13.24%	At Termination	N/A	01/02/29	BRL	1,457	(5,720)	2	(5,722)
1-day BZDIOVER, 0.05%	At Termination	13.39%	At Termination	N/A	01/02/29	BRL	1,722	(4,360)	3	(4,363)
6-mo. EURIBOR, 2.48%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	6,374	46,751	41	46,710
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.56%	Quarterly	N/A	03/18/29	CNY	1,265	123	1	122
1-day SOFR, 3.68%	Annual	3.79%	Annual	N/A	03/29/29	USD	36,848	213,568	207	213,361
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/08/29	USD	28,993	298,650	170	298,480
1-day SOFR, 3.68%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,493	201,880	97	201,783
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,833	271,449	153	271,296
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,806	136,489	76	136,413
6-mo. EURIBOR, 2.48%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	7,120	160,785	47	160,738
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,628	$ 280,562	$ 154	$ 280,408
6-mo. EURIBOR, 2.48%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	5,166	104,136	37	104,099
3.39%	Quarterly	3-mo. KLIBOR, 3.37%	Quarterly	06/18/26 (a)	06/18/29	MYR	3,310	2,189	22	2,167
3.48%	Quarterly	3-mo. KLIBOR, 3.37%	Quarterly	06/18/26 (a)	06/18/29	MYR	3,320	(34)	5	(39)
3.81%	Annual	1-day SONIA, 3.73%	Annual	N/A	10/25/29	GBP	6,510	112,466	(131)	112,597
7.90%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	10/31/29	ZAR	35,000	(29,723)	8	(29,731)
1-day TIIEFONDEO, 6.94%	Monthly	7.77%	Monthly	N/A	11/14/29	MXN	1,222	(462)	1	(463)
1-day TIIEFONDEO, 6.94%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	288,322	214,616	38	214,578
7.78%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	12/14/29	MXN	1,261	504	1	503
8.97%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	12/14/29	MXN	15,180	(27,323)	7	(27,330)
1-day SONIA, 3.73%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,330	(53,036)	170	(53,206)
1-day SONIA, 3.73%	Annual	4.00%	Annual	N/A	01/20/30	GBP	5,129	(43,255)	139	(43,394)
7.80%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	02/07/30	MXN	1,387	591	1	590
8.65%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	02/07/30	MXN	9,589	(11,595)	4	(11,599)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.46%	Annual	N/A	03/19/30	CZK	17,731	(26,952)	8	(26,960)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.60%	Annual	N/A	03/19/30	CZK	2,565	(3,243)	1	(3,244)
6-mo. BUBOR, 6.62%	Semi-Annual	6.15%	Annual	N/A	03/19/30	HUF	10,937	(1,110)	—	(1,110)
6-mo. BUBOR, 6.62%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	75,604	(4,570)	2	(4,572)
7.94%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	03/19/30	ZAR	50,774	(40,456)	23	(40,479)
1-day MIBOR, 6.98%	Semi-Annual	6.00%	Semi-Annual	N/A	03/19/30	INR	84,433	(20,554)	11	(20,565)
7.73%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	05/06/30	MXN	5,490	3,572	3	3,569
7.82%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	05/06/30	MXN	794	372	—	372
7.77%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	05/27/30	MXN	2,569	1,460	1	1,459
7.82%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	05/27/30	MXN	372	173	—	173
6-mo. EURIBOR, 2.48%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	1,614	(27,018)	16	(27,034)
1-day TIIEFONDEO, 6.94%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	11,784	(5,702)	6	(5,708)
1-day TIIEFONDEO, 6.94%	Monthly	7.82%	Monthly	N/A	06/07/30	MXN	1,705	(849)	1	(850)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.56%	Annual	N/A	06/18/30	CZK	4,762	(2,778)	2	(2,780)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.62%	Annual	N/A	06/18/30	CZK	1,723	(1,529)	1	(1,530)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.66%	Annual	N/A	06/18/30	CZK	7,149	(2,587)	715	(3,302)
7.77%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	06/21/30	MXN	238	139	—	139
1-day TIIEFONDEO, 6.94%	Monthly	7.72%	Monthly	N/A	06/24/30	MXN	7,855	(5,455)	4	(5,459)
1-day TIIEFONDEO, 6.94%	Monthly	7.67%	Monthly	N/A	07/30/30	MXN	3,829	(3,209)	2	(3,211)
1-day TIIEFONDEO, 6.94%	Monthly	7.69%	Monthly	N/A	07/30/30	MXN	64,624	(51,463)	29	(51,492)
1-day TIIEFONDEO, 6.94%	Monthly	7.54%	Monthly	N/A	08/16/30	MXN	6,440	(7,201)	3	(7,204)
1-day TIIEFONDEO, 6.94%	Monthly	7.51%	Monthly	N/A	08/21/30	MXN	3,819	(4,550)	2	(4,552)
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.45%	Quarterly	N/A	09/17/30	CNY	23,016	(19,972)	36	(20,008)
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.56%	Quarterly	N/A	09/17/30	CNY	1,070	(167)	2	(169)
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.62%	Quarterly	N/A	09/17/30	CNY	1,200	273	2	271
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.63%	Quarterly	N/A	09/17/30	CNY	2,139	606	3	603
6-mo. PRIBOR, 3.62%	Semi-Annual	3.39%	Annual	N/A	09/17/30	CZK	7,802	(8,106)	4	(8,110)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.41%	Annual	N/A	09/17/30	CZK	16,970	(17,205)	9	(17,214)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.55%	Annual	N/A	09/17/30	CZK	31,903	(22,273)	14	(22,287)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.62%	Annual	N/A	09/17/30	CZK	3,162	(1,757)	2	(1,759)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.64%	Annual	N/A	09/17/30	CZK	7,000	(3,551)	4	(3,555)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.70%	Annual	N/A	09/17/30	CZK	11,276	(4,262)	6	(4,268)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.70%	Annual	N/A	09/17/30	CZK	6,686	(2,505)	4	(2,509)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.81%	Annual	N/A	09/17/30	CZK	6,704	(887)	4	(891)
6-mo. WIBOR, 3.89%	Semi-Annual	4.05%	Annual	N/A	09/17/30	PLN	909	313	(235)	548
6-mo. WIBOR, 3.89%	Semi-Annual	4.14%	Annual	N/A	09/17/30	PLN	1,059	1,554	3	1,551
6-mo. WIBOR, 3.89%	Semi-Annual	4.14%	Annual	N/A	09/17/30	PLN	540	730	2	728
6-mo. BUBOR, 6.62%	Semi-Annual	5.96%	Annual	N/A	09/17/30	HUF	43,283	(1,930)	1	(1,931)
6-mo. BUBOR, 6.62%	Semi-Annual	6.16%	Annual	N/A	09/17/30	HUF	19,899	(390)	1	(391)
6-mo. BUBOR, 6.62%	Semi-Annual	6.17%	Annual	N/A	09/17/30	HUF	20,055	(368)	1	(369)
6-mo. BUBOR, 6.62%	Semi-Annual	6.21%	Annual	N/A	09/17/30	HUF	17,517	(219)	1	(220)
6-mo. BUBOR, 6.62%	Semi-Annual	6.22%	Annual	N/A	09/17/30	HUF	9,140	(109)	—	(109)
6-mo. BUBOR, 6.62%	Semi-Annual	6.27%	Annual	N/A	09/17/30	HUF	11,924	(58)	—	(58)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.11%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	9,334	$ 10,590	$ 6	$ 10,584
7.11%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	5,535	6,296	4	6,292
7.22%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	6,827	6,098	4	6,094
7.37%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	3,220	1,776	316	1,460
7.49%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	11,495	3,050	7	3,043
7.60%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	17,902	543	9	534
7.63%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	09/17/30	ZAR	11,393	(477)	7	(484)
1-day TIIEFONDEO, 6.94%	Monthly	7.29%	Monthly	N/A	10/03/30	MXN	3,714	(6,388)	2	(6,390)
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	198,450	(20,610)	312	(20,922)
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.65%	Quarterly	N/A	12/17/30	CNY	1,077	370	2	368
6-mo. PRIBOR, 3.62%	Semi-Annual	3.90%	Annual	N/A	12/17/30	CZK	10,045	(9,035)	5	(9,040)
6-mo. PRIBOR, 3.62%	Semi-Annual	3.91%	Annual	N/A	12/17/30	CZK	63,803	(56,410)	33	(56,443)
4.08%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	12/17/30	PLN	3,877	20,509	11	20,498
4.08%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	12/17/30	PLN	3,936	20,727	12	20,715
4.10%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	N/A	12/17/30	PLN	3,936	20,019	12	20,007
6-mo. BUBOR, 6.62%	Semi-Annual	6.23%	Annual	N/A	12/17/30	HUF	11,567	(1,312)	—	(1,312)
7.04%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	12/17/30	ZAR	5,384	7,715	4	7,711
6-mo. PRIBOR, 3.62%	Semi-Annual	3.75%	Annual	N/A	12/19/30	CZK	20,575	(25,384)	6	(25,390)
1-day BZDIOVER, 0.05%	At Termination	13.06%	At Termination	N/A	01/02/31	BRL	429	(2,202)	2	(2,204)
1-day BZDIOVER, 0.05%	At Termination	13.18%	At Termination	N/A	01/02/31	BRL	6,029	(24,674)	28	(24,702)
1-day TIIEFONDEO, 6.94%	Monthly	7.53%	Monthly	N/A	01/03/31	MXN	3,620	(4,621)	2	(4,623)
China Fixing Repo Rates 7-day, 1.49%	Quarterly	1.64%	Quarterly	N/A	03/18/31	CNY	1,123	294	2	292
3.58%	Annual	6-mo. PRIBOR, 3.62%	Semi-Annual	N/A	03/18/31	CZK	8,368	14,121	5	14,116
3.62%	Annual	6-mo. PRIBOR, 3.62%	Semi-Annual	N/A	03/18/31	CZK	8,394	13,534	5	13,529
6-mo. PRIBOR, 3.62%	Semi-Annual	3.74%	Annual	N/A	03/18/31	CZK	9,098	(12,207)	5	(12,212)
6-mo. BUBOR, 6.62%	Semi-Annual	5.98%	Annual	N/A	03/18/31	HUF	11,838	(1,690)	—	(1,690)
6.69%	Quarterly	3-mo. JIBAR, 6.75%	Quarterly	N/A	03/18/31	ZAR	5,037	12,361	3	12,358
1-day TIIEFONDEO, 6.94%	Monthly	8.05%	Monthly	N/A	03/21/31	MXN	17,080	(2,809)	9	(2,818)
1-day TIIEFONDEO, 6.94%	Monthly	8.09%	Monthly	N/A	03/24/31	MXN	11,698	(912)	6	(918)
1-day TIIEFONDEO, 6.94%	Monthly	8.17%	Monthly	04/06/26 (a)	03/31/31	MXN	5,846	513	3	510
1-day THOR, 0.99%	Quarterly	1.62%	Quarterly	06/17/26 (a)	06/17/31	THB	98,257	(22,293)	33	(22,326)
4.12%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	06/17/26 (a)	06/17/31	PLN	6,828	39,799	21	39,778
4.40%	Annual	6-mo. WIBOR, 3.89%	Semi-Annual	06/17/26 (a)	06/17/31	PLN	6,823	17,284	21	17,263
6.16%	Semi-Annual	1-day MIBOR, 6.98%	Semi-Annual	06/17/26 (a)	06/17/31	INR	196,440	57,799	24	57,775
1-day MIBOR, 6.98%	Semi-Annual	6.51%	Semi-Annual	06/17/26 (a)	06/17/31	INR	230,504	(33,543)	27	(33,570)
0.02%	Annual	6-mo. EURIBOR, 2.48%	Semi-Annual	N/A	08/26/31	EUR	8,789	1,463,000	106	1,462,894
1.61%	Quarterly	China Fixing Repo Rates 7-day, 1.49%	Quarterly	09/16/26 (a)	09/16/31	CNY	12,290	1,463	20	1,443
1-day ESTR, 2,435.99%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	2,870	(61,742)	40	(61,782)
1-day SOFR, 3.68%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	5,752	(159,353)	53	(159,406)
3.24%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/09/33	USD	5,937	224,218	83	224,135
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	08/09/33	USD	8,716	(14,824)	110	(14,934)
1-day SOFR, 3.68%	Annual	3.93%	Annual	N/A	10/04/33	USD	12,560	144,005	164	143,841
1-day SOFR, 3.68%	Annual	3.50%	Annual	N/A	10/17/33	USD	17,463	(326,955)	229	(327,184)
4.40%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/01/33	USD	5,329	(237,349)	71	(237,420)
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,076	65,408	53	65,355
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,938	46,925	38	46,887
3.62%	Annual	1-day SOFR, 3.68%	Annual	10/09/29 (a)	10/09/34	USD	10,760	159,196	101	159,095
1-day SOFR, 3.68%	Annual	3.66%	Annual	N/A	10/10/34	USD	1	(9)	—	(9)
9.11%	Monthly	1-day TIIEFONDEO, 6.94%	Monthly	N/A	11/08/34	MXN	9,670	(24,131)	8	(24,139)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	07/09/35	USD	7,031	(62,799)	107	(62,906)
1-day TIIEFONDEO, 6.94%	Monthly	8.12%	Monthly	N/A	09/05/35	MXN	80,000	(95,862)	65	(95,927)
1.35%	Quarterly	1-day THOR, 0.99%	Quarterly	N/A	09/17/35	THB	3,217	6,329	2,301	4,028
1-day THOR, 0.99%	Quarterly	1.38%	Quarterly	N/A	09/17/35	THB	2,953	(5,611)	2	(5,613)
1-day THOR, 0.99%	Quarterly	1.43%	Quarterly	N/A	09/17/35	THB	169	(294)	—	(294)
1-day THOR, 0.99%	Quarterly	1.44%	Quarterly	N/A	09/17/35	THB	95	(163)	—	(163)
1-day TIIEFONDEO, 6.94%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	15,706	(11,213)	14	(11,227)
1-day TIIEFONDEO, 6.94%	Monthly	8.00%	Monthly	N/A	12/28/35	MXN	690	(1,207)	1	(1,208)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.46%	Annual	1-day SOFR, 3.68%	Annual	12/15/26 (a)	12/15/36	USD	2,071	$ 78,461	$ 34	$ 78,427
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/03/53	USD	5,310	452,387	164	452,223
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,310	(138,481)	164	(138,645)
Tokyo Overnight Average Rate, 0.73%	Annual	1.45%	Annual	N/A	03/06/54	JPY	234,530	(443,634)	53	(443,687)
Tokyo Overnight Average Rate, 0.73%	Annual	1.45%	Annual	N/A	03/11/54	JPY	234,530	(443,386)	54	(443,440)
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	1,380	(97,406)	42	(97,448)
Tokyo Overnight Average Rate, 0.73%	Annual	2.87%	Annual	N/A	03/30/56	JPY	135,223	(26,348)	30	(26,378)
Tokyo Overnight Average Rate, 0.73%	Annual	2.88%	Annual	N/A	03/30/56	JPY	135,359	(23,602)	30	(23,632)
Tokyo Overnight Average Rate, 0.73%	Annual	2.89%	Annual	N/A	03/30/56	JPY	136,236	(22,620)	31	(22,651)
Tokyo Overnight Average Rate, 0.73%	Annual	2.95%	Annual	N/A	03/30/56	JPY	135,107	(12,489)	30	(12,519)
Tokyo Overnight Average Rate, 0.73%	Annual	2.98%	Annual	N/A	03/30/56	JPY	159,244	(7,585)	36	(7,621)
								$ 2,331,842	$ 8,892	$ 2,322,950

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$ 6,473	$ 11	$ 6,462
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	Quarterly	Bank of America N.A.	12/20/27	USD	35	$ 2,364	$ 5,235	$ (2,871)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	(3,878)	11,342	(15,220)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(2,276)	4,375	(6,651)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(763)	1,467	(2,230)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(841)	1,697	(2,538)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(1,766)	2,049	(3,815)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,113)	1,523	(2,636)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(10,596)	9,634	(20,230)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	300	(4,134)	(835)	(3,299)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	300	(4,436)	2,411	(6,847)
							$ (27,439)	$ 38,898	$ (66,337)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	151	$ 5,754	$ 3,033	$ 2,721
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	26	990	703	287

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	66	$ 4,106	$ 1,807	$ 2,299
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	387	2,906	31,386	(28,480)
iTraxx.XO.44 20-35%	5.00	Quarterly	Goldman Sachs International	12/20/30	B	EUR	387	41,160	62,463	(21,303)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	46	(8,835)	(781)	(8,054)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	52	(10,069)	(792)	(9,277)
								$ 36,012	$ 97,819	$ (61,807)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	39	$ (904)	$ —	$ (904)
1-day BZDIOVER, 0.05%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	97	(1,694)	—	(1,694)
1-day BZDIOVER, 0.05%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1	(21)	—	(21)
10.97%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	7,976	109,026	—	109,026
11.57%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	3,560	37,045	—	37,045
1-day BZDIOVER, 0.05%	At Termination	12.84%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	353	(1,854)	—	(1,854)
1-day BZDIOVER, 0.05%	At Termination	13.09%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	1,627	(7,067)	—	(7,067)
1-day BZDIOVER, 0.05%	At Termination	14.11%	At Termination	Goldman Sachs International	N/A	01/04/27	BRL	2,967	(3,697)	—	(3,697)
1-day BZDIOVER, 0.05%	At Termination	14.55%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2,838	995	—	995
1-day BZDIOVER, 0.05%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	405	241	—	241
15.41%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,869	(18,646)	—	(18,646)
1-day BZDIOVER, 0.05%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	6,671	(143,013)	—	(143,013)
1-day BZDIOVER, 0.05%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	2	(47)	—	(47)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2	(53)	—	(53)
4.44%	Semi-Annual	1-day CLP Interbank Rate, 26,333.64%	Semi-Annual	Bank of America N.A.	N/A	12/17/27	CLP	1,315,876	11,256	—	11,256
4.44%	Semi-Annual	1-day CLP Interbank Rate, 26,333.64%	Semi-Annual	Goldman Sachs International	N/A	12/17/27	CLP	3,343,692	28,602	—	28,602
1-day COOIS, 9.64%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	1,436,069	(17,141)	—	(17,141)
1-day COOIS, 9.64%	Quarterly	9.31%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	3,338,822	(39,852)	—	(39,852)
1-day COOIS, 9.64%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	1,425,554	(16,648)	—	(16,648)
1-day COOIS, 9.64%	Quarterly	9.37%	Quarterly	Goldman Sachs International	N/A	12/17/27	COP	3,314,370	(38,705)	—	(38,705)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day COOIS, 9.64%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	6,580,248	$ (72,035)	$ —	$ (72,035)
1-day COOIS, 9.64%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/27	COP	2,830,252	(30,983)	—	(30,983)
1-day COOIS, 9.64%	Quarterly	10.78%	Quarterly	Goldman Sachs International	N/A	03/21/28	COP	712,294	(4,500)	—	(4,500)
1-day BZDIOVER, 0.05%	At Termination	12.44%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/29	BRL	11,718	(133,550)	—	(133,550)
1-day BZDIOVER, 0.05%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,383	(21,787)	—	(21,787)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	BNP Paribas SA	N/A	01/02/29	BRL	30,000	(182,684)	—	(182,684)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,057	(36,789)	—	(36,789)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	3,937	(23,913)	—	(23,913)
1-day BZDIOVER, 0.05%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	15,813	(83,913)	—	(83,913)
1-day BZDIOVER, 0.05%	At Termination	13.15%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	2,234	(12,635)	—	(12,635)
1-day BZDIOVER, 0.05%	At Termination	13.31%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	409	(1,653)	—	(1,653)
1-day BZDIOVER, 0.05%	At Termination	13.33%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	1,222	(5,283)	—	(5,283)
1-day BZDIOVER, 0.05%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	867	(3,034)	—	(3,034)
1-day BZDIOVER, 0.05%	At Termination	13.34%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	6,167	(24,099)	—	(24,099)
1-day BZDIOVER, 0.05%	At Termination	13.35%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	2,120	(8,212)	—	(8,212)
1-day BZDIOVER, 0.05%	At Termination	13.42%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	1,459	(4,907)	—	(4,907)
1-day BZDIOVER, 0.05%	At Termination	13.43%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	562	(1,953)	—	(1,953)
1-day BZDIOVER, 0.05%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	2,135	3,172	—	3,172
9.36%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	797,285	15,682	—	15,682
9.36%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	1,851,953	36,427	—	36,427
9.42%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	794,948	15,245	—	15,245
9.42%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs International	N/A	12/17/29	COP	1,846,522	35,411	—	35,411
9.54%	Quarterly	1-day COOIS, 9.64%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	3,621,182	65,879	—	65,879
9.54%	Quarterly	1-day COOIS, 9.64%	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/17/29	COP	1,558,958	28,362	—	28,362
10.60%	Quarterly	1-day COOIS, 9.64%	Quarterly	Goldman Sachs International	N/A	03/18/30	COP	393,983	3,761	—	3,761
1-day BZDIOVER, 0.05%	At Termination	13.04%	At Termination	Barclays Bank PLC	N/A	01/02/31	BRL	2,735	(22,593)	—	(22,593)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day COOIS, 9.64%	Quarterly	11.03%	Quarterly	HSBC Bank PLC	N/A	03/18/31	COP	360,198	$ (1,713)	$ —	$ (1,713)
5.42%	Semi-Annual	1-day CLP Interbank Rate, 26,333.64%	Semi-Annual	BNP Paribas SA	06/17/26 (a)	06/17/36	CLP	540,484	(5,125)	—	(5,125)
									$ (579,599)	$ —	$ (579,599)

(a)	Forward Swap.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 85,741,030	$ 318,828	$ 86,059,858
Common Stocks
Brazil	—	—	162,872	162,872
Canada	396,819	—	—	396,819
Chile	—	—	23,667	23,667
China	103,128	342,860	—	445,988
France	—	45,663	—	45,663
Hong Kong	—	13,591	—	13,591
Italy	—	194,791	—	194,791
Japan	—	90,874	—	90,874
Luxembourg	—	—	12,149	12,149
Spain	—	126,530	—	126,530
United Kingdom	71,753	—	278,364	350,117
United States	7,058,479	641,100	2,776,430	10,476,009
Corporate Bonds
Angola	—	201,908	—	201,908
Argentina	—	259,285	—	259,285
Australia	—	4,227,030	699,071	4,926,101
Austria	—	121,012	—	121,012
Belgium	—	329,260	—	329,260
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Brazil	$ —	$ 1,690,550	$ —	$ 1,690,550
Canada	—	3,603,574	978,005	4,581,579
Chile	—	1,209,033	—	1,209,033
China	—	2,590,126	—	2,590,126
Colombia	—	1,053,183	—	1,053,183
Cyprus	—	247,245	—	247,245
Czech Republic	—	1,027,040	—	1,027,040
Denmark	—	107,496	—	107,496
Finland	—	452,038	—	452,038
France	—	5,541,886	729,446	6,271,332
Germany	109,475	3,568,149	392,968	4,070,592
Greece	—	367,359	—	367,359
Hong Kong	—	631,134	—	631,134
Hungary	—	415,232	—	415,232
India	—	6,113,420	2,693,158	8,806,578
Indonesia	—	2,305,843	—	2,305,843
Ireland	—	248,476	—	248,476
Israel	—	416,560	—	416,560
Italy	—	1,424,878	—	1,424,878
Jamaica	—	—	4,262	4,262
Japan	—	1,407,280	—	1,407,280
Jersey	—	383,736	—	383,736
Jordan	—	198,938	—	198,938
Kazakhstan	—	398,042	—	398,042
Luxembourg	—	2,356,770	—	2,356,770
Macau	—	1,823,920	—	1,823,920
Mexico	—	778,712	—	778,712
Morocco	—	420,022	—	420,022
Netherlands	—	1,885,507	—	1,885,507
Nigeria	—	198,032	—	198,032
Peru	—	68,091	—	68,091
Philippines	—	1,342,364	—	1,342,364
Portugal	—	112,830	—	112,830
Saudi Arabia	—	793,224	—	793,224
Singapore	—	239,629	—	239,629
South Africa	—	620,935	—	620,935
South Korea	—	206,124	—	206,124
Spain	—	917,799	—	917,799
Sweden	—	114,906	—	114,906
Switzerland	—	803,400	—	803,400
Thailand	—	1,286,220	—	1,286,220
Turkey	—	609,659	—	609,659
Ukraine	—	643,431	—	643,431
United Arab Emirates	—	198,040	—	198,040
United Kingdom	—	7,826,244	—	7,826,244
United States	—	68,889,393	8,856,298	77,745,691
Uzbekistan	—	616,980	—	616,980
Venezuela	—	63,230	—	63,230
Vietnam	—	284,711	—	284,711
Floating Rate Loan Interests	—	16,924,806	4,845,257	21,770,063
Foreign Agency Obligations	—	248,294,411	—	248,294,411
Grantor Trust	1,789,707	—	—	1,789,707
Investment Companies	52,907,832	—	—	52,907,832
Municipal Bonds	—	1,619,154	—	1,619,154
Non-Agency Mortgage-Backed Securities	—	116,475,842	2,505,281	118,981,123
Preferred Securities
Capital Trusts	—	7,782,137	—	7,782,137
Preferred Stocks	110,296	—	7,094,203	7,204,499
U.S. Government Sponsored Agency Securities	—	200,585,814	—	200,585,814

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Warrants
United States	$ 1,858	$ 55	$ 283,354	$ 285,267
Venezuela	—	6,000	—	6,000
Short-Term Securities
Foreign Agency Obligations	—	9,060,010	—	9,060,010
Money Market Funds	43,345,240	—	—	43,345,240
Options Purchased
Equity Contracts	56,701	2,613	—	59,314
Foreign Currency Exchange Contracts	—	426,772	—	426,772
Interest Rate Contracts	12,852	50,495	—	63,347
Other Contracts	—	2,032	—	2,032
Liabilities
Investments
TBA Sale Commitments	—	(48,095,784)	—	(48,095,784)
Unfunded Floating Rate Loan Interests(a)	—	—	(1,047)	(1,047)
	$ 105,964,140	$ 773,970,682	$ 32,652,566	$ 912,587,388
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 121,576	$ —	$ 121,576
Equity Contracts	726,539	16,632	—	743,171
Foreign Currency Exchange Contracts	—	8,417,442	—	8,417,442
Interest Rate Contracts	5,189,591	7,089,057	—	12,278,648
Other Contracts	—	6,462	—	6,462
Liabilities
Credit Contracts	—	(283,212)	—	(283,212)
Equity Contracts	(1,077,221)	(9,572)	—	(1,086,793)
Foreign Currency Exchange Contracts	—	(9,860,243)	—	(9,860,243)
Interest Rate Contracts	(4,229,418)	(7,935,999)	—	(12,165,417)
	$ 609,491	$ (2,437,857)	$ —	$ (1,828,366)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets/Liabilities
Opening balance, as of December 31, 2025	$ —	$ 1,791,389	$ 14,550,294	$ 5,053,587	$ 2,430,309	$ 7,077,998	$ (2,973)
Transfers into Level 3(a)	—	—	1,007,000	506,328	—	—	—
Transfers out of Level 3(b)	—	—	(1,118,008)	(475,852)	—	—	—
Accrued discounts/premiums	—	—	7,637	4,623	11,719	—	—
Net realized gain (loss)	—	—	—	208	1,541	—	—
Net change in unrealized appreciation (depreciation)(c)	(383)	486,885	(333,520)	(113,206)	(95,617)	108,704	1,926
Purchases	319,211	975,208	239,805	97,232	313,624	—	—
Sales	—	—	—	(227,663)	(156,295)	(92,499)	—
Closing balance, as of March 31, 2026	$ 318,828	$ 3,253,482	$ 14,353,208	$ 4,845,257	$ 2,505,281	$ 7,094,203	$ (1,047)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(c)	$ (383)	$ 486,885	$ (333,520)	$ (113,206)	$ (95,617)	$ 103,827	$ 909

	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 298,551	$ 31,199,155
Transfers into Level 3(a)	—	1,513,328
Transfers out of Level 3(b)	(1)	(1,593,861)
Accrued discounts/premiums	—	23,979
Net realized gain (loss)	—	1,749
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

	Warrants	Total
Net change in unrealized appreciation (depreciation)(c)	$ (15,196)	$ 39,593
Purchases	—	1,945,080
Sales	—	(476,457)
Closing balance, as of March 31, 2026	$ 283,354	$ 32,652,566
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(c)	$ (15,196)	$ 33,699

(a)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)
As of December 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $6,972,587.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$2,776,430	Market	EBITDA Multiple	9.75x - 71.43x	30.82x
			Revenue Multiple	12.00x-32.14x	21.55x
		Income	Discount Rate	15%	—

Corporate Bonds	11,388,270	Income	Discount Rate	7%- 18%	12%
		Market	Direct Profit Multiple	2.00x	—

Floating Rate Loan Interests	4,174,035	Income	Discount Rate	9%- 32%	14%
		Market	Revenue Multiple	0.63x-5.00x	0.70x

Preferred Stocks	7,057,890	Market	Revenue Multiple	7.50x - 62.49x	41.31x
			Time to Exit	1.0 year	—
			Volatility	75%	75%
			Market Adjustment Multiple	0.20x	—
		Income	Discount Rate	11% - 15%	14%

Warrants	283,354	Market	Revenue Multiple	7.25x - 9.50x	7.43x
			Volatility	55%	—
			Time to Exit	5.2 years	—

	$25,679,979

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
Currency Abbreviation (continued)
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviation (continued)
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BBSW	Bank Bill Swap Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CDC	Certificate of Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CVR	Contingent Value Right
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
JIBAR	Johannesburg Interbank Average Rate
Portfolio Abbreviation (continued)
JSC	Joint Stock Company
KLIBOR	Kuala Lumpur Interbank Offered Rate
KOSPI	Korea Composite Stock Price Index
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
S&P	Standard & Poor’s
SAN	State Aid Notes
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate
Schedule of Investments